UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Updated June 27, 2024

Item 1. Reports to Stockholders.

(a)

Horizon Active Asset Allocation Fund

Advisor Class

Ticker: HASAX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$151.54	1.36%
How did the Fund perform during the reporting period?

The Horizon Active Asset Allocation Fund seeks to deliver capital appreciation by dynamically allocating across global equity markets, leveraging a flexible and diversified approach that is responsive to changing trends in global equities. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

Global equity market performance was generally narrow and concentrated in U.S. large-cap growth stocks during the period. While the Fund maintained large allocations to this part of the global equity market during the period, the Fund's diversified approach was a headwind to performance as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

Key drivers of Fund performance included allocations to large-cap growth equities, which captured upside from outperforming sectors, and tactical adjustments to sector and domestic size exposures. Some of the Fund's tactical allocations to small-cap and value equities were also accretive to performance over the period, although the choppiness of trend changes were a headwind to the Fund's investment process. Exposure to international equities were the main detractors as those markets underperformed over the period.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$906,616,788
Number of Portfolio Holdings	80
Total Advisory Fees Paid ($)	$10,141,573
Portfolio Turnover Rate (%)	198%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	89.5%
Common Stocks	10.5%
Purchased Call Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/04/2015)
Horizon Active Asset Allocation Fund - Advisor Class	22.86%	9.94%	9.27%
S&P 500 Total Return Index	33.89%	15.77%	15.24%
S&P Global BMI ex-US Index	13.21%	5.45%	6.47%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Institutional Class

Ticker: HASIX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$124.93	1.12%
How did the Fund perform during the reporting period?

The Horizon Active Asset Allocation Fund seeks to deliver capital appreciation by dynamically allocating across global equity markets, leveraging a flexible and diversified approach that is responsive to changing trends in global equities. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

Global equity market performance was generally narrow and concentrated in U.S. large-cap growth stocks during the period. While the Fund maintained large allocations to this part of the global equity market during the period, the Fund's diversified approach was a headwind to performance as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

Key drivers of Fund performance included allocations to large-cap growth equities, which captured upside from outperforming sectors, and tactical adjustments to sector and domestic size exposures. Some of the Fund's tactical allocations to small-cap and value equities were also accretive to performance over the period, although the choppiness of trend changes were a headwind to the Fund's investment process. Exposure to international equities were the main detractors as those markets underperformed over the period.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$906,616,788
Number of Portfolio Holdings	80
Total Advisory Fees Paid ($)	$10,141,573
Portfolio Turnover Rate (%)	198%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	89.5%
Common Stocks	10.5%
Purchased Call Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.
How did the Fund perform since its inception?
Performance of Hypothetical $10 million investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Asset Allocation Fund - Institutional Class	23.08%	10.23%	9.97%
S&P 500 Total Return Index	33.89%	15.77%	15.51%
S&P Global BMI ex-US Index	13.21%	5.45%	6.12%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Investor Class

Ticker: AAANX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$134.92	1.21%
How did the Fund perform during the reporting period?

The Horizon Active Asset Allocation Fund seeks to deliver capital appreciation by dynamically allocating across global equity markets, leveraging a flexible and diversified approach that is responsive to changing trends in global equities. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

Global equity market performance was generally narrow and concentrated in U.S. large-cap growth stocks during the period. While the Fund maintained large allocations to this part of the global equity market during the period, the Fund's diversified approach was a headwind to performance as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

Key drivers of Fund performance included allocations to large-cap growth equities, which captured upside from outperforming sectors, and tactical adjustments to sector and domestic size exposures. Some of the Fund's tactical allocations to small-cap and value equities were also accretive to performance over the period, although the choppiness of trend changes were a headwind to the Fund's investment process. Exposure to international equities were the main detractors as those markets underperformed over the period.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$906,616,788
Number of Portfolio Holdings	80
Total Advisory Fees Paid ($)	$10,141,573
Portfolio Turnover Rate (%)	198%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	89.5%
Common Stocks	10.5%
Purchased Call Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2014 to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Ten Years
Horizon Active Asset Allocation Fund - Investor Class	23.00%	10.11%	7.71%
S&P 500 Total Return Index	33.89%	15.77%	13.35%
S&P Global BMI ex-US Index	13.21%	5.45%	4.86%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Advisor Class

Ticker: ARAAX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$153.05	1.36%
How did the Fund perform during the reporting period?

The Horizon Active Risk Assist Fund seeks to capture the majority of returns associated with equity market investments while mitigating downside risk through a dynamic risk overlay strategy. For the year ending November 30, 2024, global equity markets delivered strong returns with a consistent upward trend. Given this market environment, the Fund performed as expected in terms of risk and return during the period.

The Fund's underlying equity portfolio was tilted toward U.S. large-cap growth and U.S. large-cap quality equities throughout the period, which benefited from robust earnings and improving macroeconomic sentiment. The Fund's diversified approach was a headwind to performance during the period as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the global equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$1,380,428,065
Number of Portfolio Holdings	73
Total Advisory Fees Paid ($)	$12,859,784
Portfolio Turnover Rate (%)	66%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	94.6%
Common Stocks	4.9%
Purchased Call Options	0.5%
Purchased Put Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/04/2015)
Horizon Active Risk Assist® Fund - Advisor Class	25.08%	7.18%	6.33%
S&P 500 Total Return Index	33.89%	15.77%	15.24%
S&P Global BMI ex-US Index	13.21%	5.45%	6.47%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.55%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Institutional Class

Ticker: ACRIX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$125.14	1.11%
How did the Fund perform during the reporting period?

The Horizon Active Risk Assist Fund seeks to capture the majority of returns associated with equity market investments while mitigating downside risk through a dynamic risk overlay strategy. For the year ending November 30, 2024, global equity markets delivered strong returns with a consistent upward trend. Given this market environment, the Fund performed as expected in terms of risk and return during the period.

The Fund's underlying equity portfolio was tilted toward U.S. large-cap growth and U.S. large-cap quality equities throughout the period, which benefited from robust earnings and improving macroeconomic sentiment. The Fund's diversified approach was a headwind to performance during the period as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the global equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$1,380,428,065
Number of Portfolio Holdings	73
Total Advisory Fees Paid ($)	$12,859,784
Portfolio Turnover Rate (%)	66%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	94.6%
Common Stocks	4.9%
Purchased Call Options	0.5%
Purchased Put Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.
How did the Fund perform since its inception?
Performance of Hypothetical $10 million investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Risk Assist® Fund - Institutional Class	25.47%	7.47%	7.14%
S&P 500 Total Return Index	33.89%	15.77%	15.51%
S&P Global BMI ex-US Index	13.21%	5.45%	6.12%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.14%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Investor Class

Ticker: ARANX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$136.29	1.21%
How did the Fund perform during the reporting period?

The Horizon Active Risk Assist Fund seeks to capture the majority of returns associated with equity market investments while mitigating downside risk through a dynamic risk overlay strategy. For the year ending November 30, 2024, global equity markets delivered strong returns with a consistent upward trend. Given this market environment, the Fund performed as expected in terms of risk and return during the period.

The Fund's underlying equity portfolio was tilted toward U.S. large-cap growth and U.S. large-cap quality equities throughout the period, which benefited from robust earnings and improving macroeconomic sentiment. The Fund's diversified approach was a headwind to performance during the period as many international markets and much of the domestic equity universe underperformed capitalization-weighted market indices.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the global equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$1,380,428,065
Number of Portfolio Holdings	73
Total Advisory Fees Paid ($)	$12,859,784
Portfolio Turnover Rate (%)	66%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	94.6%
Common Stocks	4.9%
Purchased Call Options	0.5%
Purchased Put Options(a)	0.0%
100.0%

(a)	Rounds to less than 0.1%.
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2014 to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Ten Years
Horizon Active Risk Assist® Fund - Investor Class	25.28%	7.36%	5.14%
S&P 500 Total Return Index	33.89%	15.77%	13.35%
S&P Global BMI ex-US Index	13.21%	5.45%	4.86%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.52%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Advisor Class

Ticker: AIHAX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$121.28	1.17%
How did the Fund perform during the reporting period?

The Horizon Active Income Fund looks to generate income by seeking to improve the return characteristics of traditional fixed income portfolios by opportunistically adding exposure to non-traditional fixed income market segments. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

The Fund's active process was generally tilted toward corporate credit, including high yield, and away from higher quality U.S. government debt during the period. The Fund's duration profile was dynamic during the period, responding to shifts in interest rates and Fed expectations with an eye toward mean reversion. Interest rates were volatile but rangebound over the period, while credit spreads tightened meaningfully toward their multi-year lows.

The key drivers of Fund performance include high yield corporate credit allocations and a tactical core plus bond holding focused on mortgage-backed securities. Allocations to short-term investment grade corporate credit and Treasury Inflation Protected Securities were the biggest detractors to relative performance over the period.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$237,589,110
Number of Portfolio Holdings	29
Total Advisory Fees Paid ($)	$1,760,181
Portfolio Turnover Rate (%)	90%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (02/08/2016)
Horizon Active Income Fund - Advisor Class	7.31%	-0.25%	0.44%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.42%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Institutional Class

Ticker: AIRIX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$96.51	0.93%
How did the Fund perform during the reporting period?

The Horizon Active Income Fund looks to generate income by seeking to improve the return characteristics of traditional fixed income portfolios by opportunistically adding exposure to non-traditional fixed income market segments. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

The Fund's active process was generally tilted toward corporate credit, including high yield, and away from higher quality U.S. government debt during the period. The Fund's duration profile was dynamic during the period, responding to shifts in interest rates and Fed expectations with an eye toward mean reversion. Interest rates were volatile but rangebound over the period, while credit spreads tightened meaningfully toward their multi-year lows.

The key drivers of Fund performance include high yield corporate credit allocations and a tactical core plus bond holding focused on mortgage-backed securities. Allocations to short-term investment grade corporate credit and Treasury Inflation Protected Securities were the biggest detractors to relative performance over the period.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$237,589,110
Number of Portfolio Holdings	29
Total Advisory Fees Paid ($)	$1,760,181
Portfolio Turnover Rate (%)	90%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10 million investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Income Fund - Institutional Class	7.55%	-0.03%	0.36%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.14%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Investor Class

Ticker: AIMNX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$106.92	1.03%
How did the Fund perform during the reporting period?

The Horizon Active Income Fund looks to generate income by seeking to improve the return characteristics of traditional fixed income portfolios by opportunistically adding exposure to non-traditional fixed income market segments. For the year ending November 30, 2024, the Fund delivered on these expectations in terms of return and risk.

The Fund's active process was generally tilted toward corporate credit, including high yield, and away from higher quality U.S. government debt during the period. The Fund's duration profile was dynamic during the period, responding to shifts in interest rates and Fed expectations with an eye toward mean reversion. Interest rates were volatile but rangebound over the period, while credit spreads tightened meaningfully toward their multi-year lows.

The key drivers of Fund performance include high yield corporate credit allocations and a tactical core plus bond holding focused on mortgage-backed securities. Allocations to short-term investment grade corporate credit and Treasury Inflation Protected Securities were the biggest detractors to relative performance over the period.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$237,589,110
Number of Portfolio Holdings	29
Total Advisory Fees Paid ($)	$1,760,181
Portfolio Turnover Rate (%)	90%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2014 to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Ten Years
Horizon Active Income Fund - Investor Class	7.41%	-0.09%	0.35%
Bloomberg Aggregate Bond Index	6.88%	-0.01%	1.52%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Advisor Class

Ticker: HADUX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$162.40	1.41%
How did the Fund perform during the reporting period?

The Horizon Equity Premium Income Fund consists of an underlying equity portfolio of large-cap stocks tilted towards dividend paying securities, and a covered call strategy that sells short maturity out-of-the money call options on a portion of the Fund's total assets. The goal of this combined portfolio is capital appreciation and income. For the year ending November 30, 2024, the Fund outperformed expectations in a strong up market for domestic equities.

The Fund's stock selection process aims to deliver a portfolio of stocks that Horizon Investments believes are high quality with balanced fundamentals, while maintaining modest sector deviations from broad markets. The Fund's underlying equity portfolio captured a majority of the gains in broad large-cap stocks during the period, a better-than-expected result given the narrow mega-cap led market environment.

The covered call option overlay detracted from performance during the period by capping some of the gains in the Fund relative to its underlying equity portfolio. Some of this headwind to performance was mitigated by two design choices for the call overlay: covering only a portion of the Funds assets and selecting short maturity options.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$123,916,189
Number of Portfolio Holdings	201
Total Advisory Fees Paid ($)	$806,714
Portfolio Turnover Rate (%)	23%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.4%
Investment Companies	0.6%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (06/20/2017)
Horizon Equity Premium Income Fund - Advisor Class	30.35%	8.15%	7.80%
S&P 500 Total Return Index	33.89%	15.77%	14.90%
S&P 500 Buy/Write Monthly Index	19.80%	6.61%	6.38%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Investor Class

Ticker: HNDDX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$144.10	1.25%
How did the Fund perform during the reporting period?

The Horizon Equity Premium Income Fund consists of an underlying equity portfolio of large-cap stocks tilted towards dividend paying securities, and a covered call strategy that sells short maturity out-of-the money call options on a portion of the Fund's total assets. The goal of this combined portfolio is capital appreciation and income. For the year ending November 30, 2024, the Fund outperformed expectations in a strong up market for domestic equities.

The Fund's stock selection process aims to deliver a portfolio of stocks that Horizon Investments believes are high quality with balanced fundamentals, while maintaining modest sector deviations from broad markets. The Fund's underlying equity portfolio captured a majority of the gains in broad large-cap stocks during the period, a better-than-expected result given the narrow mega-cap led market environment.

The covered call option overlay detracted from performance during the period by capping some of the gains in the Fund relative to its underlying equity portfolio. Some of this headwind to performance was mitigated by two design choices for the call overlay: covering only a portion of the Funds assets and selecting short maturity options.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$123,916,189
Number of Portfolio Holdings	201
Total Advisory Fees Paid ($)	$806,714
Portfolio Turnover Rate (%)	23%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.4%
Investment Companies	0.6%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (12/28/2016)
Horizon Equity Premium Income Fund - Investor Class	30.56%	8.31%	8.67%
S&P 500 Total Return Index	33.89%	15.77%	15.24%
S&P 500 Buy/Write Monthly Index	19.80%	6.61%	6.87%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Advisor Class

Ticker: HADRX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$163.99	1.50%
How did the Fund perform during the reporting period?

The Horizon Defined Risk Fund performed in line with its objectives of capital appreciation and capital preservation in the year ended November 30, 2024. The Fund pursues its objective by investing in a basket of U.S. large-cap equities that track the S&P 500 Index, while seeking to generate income, hedge volatility, and reduce downside risk by buying and selling put and call options.

The Fund is expected to underperform the S&P 500 Index in an up market while realizing less volatility. Given the strong upward trend in domestic equity markets, the Fund performed in line with its expectations in terms of return and risk during the period.

The Fund allows for active positioning within its options collar structure. The goal of this active positioning is to generate income, hedge volatility, and reduce downside risk. This active positioning had no material impact to the Fund's performance over the fiscal year.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$689,972,110
Number of Portfolio Holdings	514
Total Advisory Fees Paid ($)	$4,856,161
Portfolio Turnover Rate (%)	8%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.0%
Purchased Put Options	0.7%
Investment Companies	0.3%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (02/02/2018)
Horizon Defined Risk Fund - Advisor Class	18.66%	8.13%	6.99%
Bloomberg US Treasury 1-3 Years Index	4.99%	1.36%	1.77%
S&P 500 Total Return Index	33.89%	15.77%	14.05%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Investor Class

Ticker: HNDRX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$145.54	1.33%
How did the Fund perform during the reporting period?

The Horizon Defined Risk Fund performed in line with its objectives of capital appreciation and capital preservation in the year ended November 30, 2024. The Fund pursues its objective by investing in a basket of U.S. large-cap equities that track the S&P 500 Index, while seeking to generate income, hedge volatility, and reduce downside risk by buying and selling put and call options.

The Fund is expected to underperform the S&P 500 Index in an up market while realizing less volatility. Given the strong upward trend in domestic equity markets, the Fund performed in line with its expectations in terms of return and risk during the period.

The Fund allows for active positioning within its options collar structure. The goal of this active positioning is to generate income, hedge volatility, and reduce downside risk. This active positioning had no material impact to the Fund's performance over the fiscal year.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$689,972,110
Number of Portfolio Holdings	514
Total Advisory Fees Paid ($)	$4,856,161
Portfolio Turnover Rate (%)	8%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.0%
Purchased Put Options	0.7%
Investment Companies	0.3%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (12/28/2017)
Horizon Defined Risk Fund - Investor Class	18.85%	8.29%	7.22%
Bloomberg US Treasury 1-3 Years Index	4.99%	1.36%	1.70%
S&P 500 Total Return Index	33.89%	15.77%	14.31%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Advisor Class

Ticker: USRTX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$135.81	1.19%
How did the Fund perform during the reporting period?

The Horizon Multi-Factor U.S. Equity Fund is actively managed, selecting and weighting securities using a proprietary quantitative approach to allocate the Fund's portfolio between issuers, sectors, and/or factors (e.g. value, momentum, quality, and volatility). This process is designed to be defensive in nature in order to help the Fund navigate volatile market swings. The Fund's defensive bias resulted in smaller gains than those for the S&P 500 Index given strong market returns for the year ending November 30, 2024.

The Fund is expected to outperform the S&P 500 Index in a down market and underperform it in an up market, while realizing less volatility across all market environments. Given the strong upward trend in domestic large-cap equities during the period, the Fund met expectations by realizing a more defensive return profile.

The Fund's approach seeks diversification across styles and characteristics to construct a balanced portfolio. This process resulted in lower average weights to several mega-cap names during the period. The narrow and concentrated leadership in equity markets was a headwind to Fund performance.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$598,878,346
Number of Portfolio Holdings	157
Total Advisory Fees Paid ($)	$3,394,770
Portfolio Turnover Rate (%)	164%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.7%
Investment Companies	0.3%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (01/31/2020)
Horizon Multi-Factor U.S. Equity Fund - Advisor Class	28.24%	11.57%
S&P 500 Total Return Index	33.89%	15.65%
MSCI USA Minimum Volatility Index	26.18%	9.22%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Investor Class

Ticker: USRAX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$123.31	1.08%
How did the Fund perform during the reporting period?

The Horizon Multi-Factor U.S. Equity Fund is actively managed, selecting and weighting securities using a proprietary quantitative approach to allocate the Fund's portfolio between issuers, sectors, and/or factors (e.g. value, momentum, quality, and volatility). This process is designed to be defensive in nature in order to help the Fund navigate volatile market swings. The Fund's defensive bias resulted in smaller gains than those for the S&P 500 Index given strong market returns for the year ending November 30, 2024.

The Fund is expected to outperform the S&P 500 Index in a down market and underperform it in an up market, while realizing less volatility across all market environments. Given the strong upward trend in domestic large-cap equities during the period, the Fund met expectations by realizing a more defensive return profile.

The Fund's approach seeks diversification across styles and characteristics to construct a balanced portfolio. This process resulted in lower average weights to several mega-cap names during the period. The narrow and concentrated leadership in equity markets was a headwind to Fund performance.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$598,878,346
Number of Portfolio Holdings	157
Total Advisory Fees Paid ($)	$3,394,770
Portfolio Turnover Rate (%)	164%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.7%
Investment Companies	0.3%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Five Years	Since Commencement of Operations (06/26/2019)
Horizon Multi-Factor U.S. Equity Fund - Investor Class	28.35%	11.37%	11.40%
S&P 500 Total Return Index	33.89%	15.77%	16.21%
MSCI USA Minimum Volatility Index	26.18%	9.82%	10.25%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Advisor Class

Ticker: HESAX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$129.69	1.12%
How did the Fund perform during the reporting period?

The Horizon Defensive Core Fund is a risk mitigation strategy designed with the goal to mitigate catastrophic loss of portfolio value. To achieve this objective, the Fund invests in large-cap stocks and uses an active process to shift the portfolio towards short-term U.S. Treasuries during periods of elevated volatility and equity market losses. Given the general upward trend for domestic equity markets for the year ending November 30, 2024, the Fund performed as expected in terms of risk and return during the period.

The underlying equity portfolio, managed by Horizon Investments, follows an index replication strategy designed to track the MSCI USA ESG Leaders Index. Thes performance and risk of the Fund's underlying equity portfolio matched that of the Index over the period. The Index generally performed in line with the S&P 500 Index over that time.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the domestic large-cap equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$467,113,155
Number of Portfolio Holdings	296
Total Advisory Fees Paid ($)	$2,425,386
Portfolio Turnover Rate (%)	9%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.6%
Investment Companies	0.4%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (01/08/2020)
Horizon Defensive Core Fund - Advisor Class	31.59%	14.50%
MSCI USA Index	34.39%	15.31%
MSCI USA ESG Leaders Index	33.13%	15.74%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Investor Class

Ticker: HESGX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$110.12	0.95%
How did the Fund perform during the reporting period?

The Horizon Defensive Core Fund is a risk mitigation strategy designed with the goal to mitigate catastrophic loss of portfolio value. To achieve this objective, the Fund invests in large-cap stocks and uses an active process to shift the portfolio towards short-term U.S. Treasuries during periods of elevated volatility and equity market losses. Given the general upward trend for domestic equity markets for the year ending November 30, 2024, the Fund performed as expected in terms of risk and return during the period.

The underlying equity portfolio, managed by Horizon Investments, follows an index replication strategy designed to track the MSCI USA ESG Leaders Index. Thes performance and risk of the Fund's underlying equity portfolio matched that of the Index over the period. The Index generally performed in line with the S&P 500 Index over that time.

There was no tactical de-risking or reinvestment activity during the period. Therefore, the Fund's realized volatility aligned with that of the domestic large-cap equity market. This realized volatility was higher than what can be expected on average through a full market cycle.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$467,113,155
Number of Portfolio Holdings	296
Total Advisory Fees Paid ($)	$2,425,386
Portfolio Turnover Rate (%)	9%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.6%
Investment Companies	0.4%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (12/26/2019)
Horizon Defensive Core Fund - Investor Class	31.82%	14.65%
MSCI USA Index	34.39%	15.32%
MSCI USA ESG Leaders Index	33.13%	15.68%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Advisor Class

Ticker: HTFAX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$104.07	1.01%
How did the Fund perform during the reporting period?

The Horizon Tactical Fixed Income Fund, through its actively managed approach to fixed income markets, seeks to provide total return through a combination of current income and capital appreciation. To achieve this objective, the Fund makes dynamic adjustments to duration, as well as tactically de-risking higher-yielding fixed income investments during bouts of volatility, while otherwise maintaining exposure to higher risk parts of the fixed income universe. The year ending November 30, 2024, featured elevated bond market volatility, and Fund performance met expectations given that market environment.

Elevated interest rate volatility impacted the Fund's tactical duration positioning, causing underperformance relative to broad investment-grade bonds early in the period. As rates trended upward following the start of the Federal Reserve's cutting cycle in September, the Fund's duration positioning was a tailwind to performance.

Spreads on corporate credit and other higher-risk portions of the fixed income market generally contracted throughout this period as the economy proved stronger-than-anticipated and monetary policy headwinds flipped to tailwinds. The Fund's structural tilt toward these higher-yielding securities was accretive to performance during the period.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$227,452,598
Number of Portfolio Holdings	11
Total Advisory Fees Paid ($)	$1,256,288
Portfolio Turnover Rate (%)	316%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Tactical Fixed Income Fund - Advisor Class	6.08%	2.82%
Bloomberg Aggregate Bond Index	6.88%	4.89%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Investor Class

Ticker: HTFNX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$88.67	0.86%
How did the Fund perform during the reporting period?

The Horizon Tactical Fixed Income Fund, through its actively managed approach to fixed income markets, seeks to provide total return through a combination of current income and capital appreciation. To achieve this objective, the Fund makes dynamic adjustments to duration, as well as tactically de-risking higher-yielding fixed income investments during bouts of volatility, while otherwise maintaining exposure to higher risk parts of the fixed income universe. The year ending November 30, 2024, featured elevated bond market volatility, and Fund performance met expectations given that market environment.

Elevated interest rate volatility impacted the Fund's tactical duration positioning, causing underperformance relative to broad investment-grade bonds early in the period. As rates trended upward following the start of the Federal Reserve's cutting cycle in September, the Fund's duration positioning was a tailwind to performance.

Spreads on corporate credit and other higher-risk portions of the fixed income market generally contracted throughout this period as the economy proved stronger-than-anticipated and monetary policy headwinds flipped to tailwinds. The Fund's structural tilt toward these higher-yielding securities was accretive to performance during the period.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$227,452,598
Number of Portfolio Holdings	11
Total Advisory Fees Paid ($)	$1,256,288
Portfolio Turnover Rate (%)	316%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Tactical Fixed Income Fund - Investor Class	6.22%	2.31%
Bloomberg Aggregate Bond Index	6.88%	3.86%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Advisor Class

Ticker: HSMBX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$150.72	1.24%
How did the Fund perform during the reporting period?

The Horizon Multi-Factor Small/Mid Fund is actively managed, selecting and weighting securities using a proprietary quantitative approach to allocate the Fund's portfolio between issuers, sectors, and/or factors (e.g. value, momentum, quality, and volatility). This process is designed to be defensive in nature in order to help the Fund navigate volatile market swings. For the year ending November 30, 2024, the Fund's tilt toward stocks with both lower valuations and above average measures of profitability was rewarded relative to the broad small- and mid-cap universe.

The Fund is expected to outperform the S&P 1000 Index in a down market and underperform in an up market, while realizing less volatility across all market environments. Small- and mid-cap equities posted strong but choppy returns during the period. Given that market backdrop, the Fund outperformed expectations in terms of returns.

The Fund's approach seeks diversification across styles and characteristics to construct a balanced portfolio. Lower levels of market concentration in the small- and mid-cap space favored the Fund's more diversified and balanced positioning, while the Fund's portfolio construction process resulted in lower volatility than the S&P 1000 Index.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$255,279,744
Number of Portfolio Holdings	311
Total Advisory Fees Paid ($)	$347,059
Portfolio Turnover Rate (%)	107%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	98.4%
Real Estate Investment Trusts	1.1%
Investment Companies	0.5%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Multi-Factor Small/Mid Cap Fund - Advisor Class	43.10%	26.76%
S&P 500 Total Return Index	33.89%	28.89%
S&P 1000 Total Return Index	33.37%	17.58%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Investor Class

Ticker: HSMNX

Annual Shareholder Report

November 30, 2024

This annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$132.62	1.09%
How did the Fund perform during the reporting period?

The Horizon Multi-Factor Small/Mid Fund is actively managed, selecting and weighting securities using a proprietary quantitative approach to allocate the Fund's portfolio between issuers, sectors, and/or factors (e.g. value, momentum, quality, and volatility). This process is designed to be defensive in nature in order to help the Fund navigate volatile market swings. For the year ending November 30, 2024, the Fund's tilt toward stocks with both lower valuations and above average measures of profitability was rewarded relative to the broad small- and mid-cap universe.

The Fund is expected to outperform the S&P 1000 Index in a down market and underperform in an up market, while realizing less volatility across all market environments. Small- and mid-cap equities posted strong but choppy returns during the period. Given that market backdrop, the Fund outperformed expectations in terms of returns.

The Fund's approach seeks diversification across styles and characteristics to construct a balanced portfolio. Lower levels of market concentration in the small- and mid-cap space favored the Fund's more diversified and balanced positioning, while the Fund's portfolio construction process resulted in lower volatility than the S&P 1000 Index.

What are some key Fund statistics?
(as of November 30, 2024)
Net Assets ($)	$255,279,744
Number of Portfolio Holdings	311
Total Advisory Fees Paid ($)	$347,059
Portfolio Turnover Rate (%)	107%
What did the Fund invest in?
(as of November 30, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	98.4%
Real Estate Investment Trusts	1.1%
Investment Companies	0.5%
100.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2024)
Average Annual Returns
November 30, 2024
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Multi-Factor Small/Mid Cap Fund - Investor Class	43.33%	28.41%
S&P 500 Total Return Index	33.89%	28.38%
S&P 1000 Total Return Index	33.37%	20.08%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Todd Gaylord is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Cohen & Company, Ltd., to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2024	FYE 11/30/2023
( a ) Audit Fees	$153,000	$139,500
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$31,500	$31,500
( d ) All Other Fees	$6,000	$1,500

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

1

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended November 30, 2024 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 11/30/2023
Registrant	$3,250	$3,200
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

HORIZON FUNDS	Financial Statements

Horizon Active Asset Allocation Fund			Horizon Active Risk Assist® Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX

Horizon Active Income Fund			Horizon Equity Premium Income Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Defined Risk Fund			Horizon Multi-Factor U.S. Equity Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	USRAX USRTX

Horizon Defensive Core Fund			Horizon Tactical Fixed Income Fund
Investor Class Advisor Class	Shares Shares	HESGX HESAX	Investor Class Advisor Class	Shares Shares	HTFNX HTFAX

Horizon Multi-Factor Small/Mid Cap Fund
Investor Class Advisor Class	Shares Shares	HSMNX HSMBX

November 30, 2024

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON EQUITY PREMIUM INCOME FUND, HORIZON DEFINED RISK FUND, HORIZON MULTI - FACTOR U.S. EQUITY FUND, HORIZON DEFENSIVE CORE FUND, HORIZON TACTICAL FIXED INCOME FUND and HORIZON MULTI - FACTOR SMALL/MID CAP FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedules of Investments	1
Statements of Assets and Liabilities	59
Statements of Operations	62
Statements of Changes in Net Assets	65
Financial Highlights	74
Notes to Financial Statements	95
Report of Independent Registered Public Accounting Firm	115
Additional Information	117
Privacy Notice	119

Horizon Active Asset Allocation Fund

Schedule of Investments

November 30, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 89.9%
Communication Services Select Sector SPDR Fund	476	$46,838
Consumer Discretionary Select Sector SPDR Fund	285	63,355
Energy Select Sector SPDR Fund	749	71,552
Goldman Sachs Equal Weight US Large Cap Equity ETF (a)	219,083	18,124,737
Health Care Select Sector SPDR Fund	274	40,390
Invesco KBW Bank ETF (a)	381,390	27,090,132
Invesco QQQ Trust Series 1	253	128,964
Invesco S&P 500 Equal Weight ETF (a)	291,220	54,638,696
iShares Core MSCI Emerging Markets ETF	1,339,406	72,743,140
iShares Core MSCI International Developed Markets ETF (a)	1,223,907	82,821,787
iShares Core S&P Mid-Cap ETF	665	44,821
iShares Core S&P Small-Cap ETF	501,317	63,431,640
iShares MSCI EAFE ETF	510	40,275
iShares MSCI Japan ETF (a)	665,751	46,396,187
iShares MSCI USA Minimum Volatility ETF	1,264	119,511
iShares MSCI USA Quality Factor ETF	396,614	73,488,608
iShares MSCI USA Value Factor ETF	315,451	36,139,644
iShares U.S. Aerospace & Defense ETF (a)	291	45,271
JPMorgan BetaBuilders Europe ETF	682	39,447
SPDR Portfolio Emerging Markets ETF	926,402	36,500,239
SPDR Portfolio S&P 500 Growth ETF (g)	2,211,789	193,221,887
SPDR Portfolio S&P 500 Value ETF	1,982,323	109,562,992
SPDR S&P Regional Banking ETF (a)	935	63,327
Technology Select Sector SPDR Fund	362	84,610
VanEck Semiconductor ETF (b)	212	51,332
WisdomTree Japan Hedged Equity Fund (a)	241	26,214
TOTAL EXCHANGE TRADED FUNDS (Cost $764,485,657)		815,025,596

COMMON STOCKS — 11.0%
Consumer Discretionary Products — 0.5%
Tesla, Inc. (b)	13,133	4,532,986

Health Care — 0.6%
Agilent Technologies, Inc.	10,212	1,408,949
Danaher Corp.	5,904	1,415,130
Eli Lilly & Co.	1,888	1,501,621
Intuitive Surgical, Inc. (b)	2,676	1,450,392
		5,776,092
Industrial Products — 1.0%
AeroVironment, Inc. (b)	7,686	1,494,927
Amphenol Corp. - Class A	20,175	1,465,714
Eaton Corp. PLC	3,978	1,493,421
GE Vernova, Inc. (b)	4,092	1,367,219
Powell Industries, Inc.	5,505	1,471,927

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Continued)
November 30, 2024

	Shares	Value
Trane Technologies PLC	3,298	$1,372,693
		8,665,901
Industrial Services — 0.1%
Quanta Services, Inc.	3,980	1,371,190

Materials — 0.2%
Freeport-McMoRan, Inc.	33,146	1,465,053

Media — 1.1%
GoDaddy, Inc. - Class A (b)	6,466	1,277,488
Meta Platforms, Inc. - Class A	9,734	5,590,431
Netflix, Inc. (b)	2,132	1,890,679
Uber Technologies, Inc. (b)	20,989	1,510,368
		10,268,966
Real Estate — 0.2%
Digital Realty Trust, Inc.	7,239	1,416,600

Retail & Wholesale — Discretionary — 1.0%
Alibaba Group Holding Ltd. - ADR	11,714	1,023,452
Amazon.com, Inc. (b)	38,831	8,072,577
		9,096,029
Software & Tech Services — 2.1%
Cadence Design Systems, Inc. (b)	4,826	1,480,665
Cognizant Technology Solutions Corp., Class A - Class A	16,429	1,322,370
Crowdstrike Holdings, Inc. - Class A (b)	4,021	1,391,145
Intuit, Inc.	2,263	1,452,235
Microsoft Corp.	4,237	1,794,200
Oracle Corp.	13,108	2,422,883
Palantir Technologies, Inc. - Class A (b)	23,037	1,545,322
Paycom Software, Inc.	4,268	989,834
Qualys, Inc. (b)	6,400	983,040
Salesforce, Inc.	5,096	1,681,629
SAP SE - ADR (a)	4,271	1,014,790
ServiceNow, Inc. (b)	1,581	1,659,165
Synopsys, Inc. (b)	2,720	1,519,093
		19,256,371
Tech Hardware & Semiconductors — 3.9%
Advanced Micro Devices, Inc. (b)	15,412	2,114,141
Analog Devices, Inc.	7,074	1,542,486
Apple, Inc.	17,077	4,052,885
Applied Materials, Inc.	10,165	1,775,927
Arista Networks, Inc. (b)	3,983	1,616,381
ARM Holdings PLC - ADR (b)	7,316	982,466
Broadcom, Inc.	31,844	5,161,276

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Continued)
November 30, 2024

	Shares	Value
Corning, Inc.	28,317	$1,378,188
Dell Technologies, Inc. - Class C	10,743	1,370,699
Intel Corp.	63,325	1,522,966
KLA Corp.	2,437	1,576,812
Micron Technology, Inc.	15,924	1,559,756
NVIDIA Corp.	65,996	9,123,947
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,206	1,515,320
		35,293,250
Utilities — 0.3%
Constellation Energy Corp.	5,593	1,434,940
Vistra Corp.	8,724	1,394,444
		2,829,384
TOTAL COMMON STOCKS (Cost $90,766,317)		99,971,822

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%(c)
iShares MSCI Emerging Markets ETF (d)(e)
Expiration: 01/17/2025; Exercise Price: $48.00	$43,260,000	10,000	$130,000
Expiration: 01/17/2025; Exercise Price: $47.00	2,764,314	639	2,237
TOTAL PURCHASED OPTIONS (Cost $765,391)			132,237

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Continued)
November 30, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
Investments Purchased with Proceeds from Securities Lending — 4.4%
First American Government Obligations Fund - Class X, 4.50% (f)	39,768,195	$39,768,195

Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 4.55% (f)	1,857,187	1,857,187
TOTAL SHORT-TERM INVESTMENTS (Cost $41,625,382)		41,625,382

TOTAL INVESTMENTS — 105.5% (Cost $897,642,747)		956,755,037
Liabilities in Excess of Other Assets — (5.5)%		(50,138,249)
TOTAL NET ASSETS — 100.0%		$906,616,788

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

SE - Societas Europeae

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $39,459,280 which represented 4.4% of net assets.

(b)	Non-income producing security.

(c)	Represents less than 0.05% of net assets.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

(g)	All or portion of the security is segregated as collateral at the broker on November 30, 2024. The value of the securities segregated as collateral is $9,609,600, which is 1.06% of total net assets.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

SCHEDULE OF WRITTEN OPTIONS
November 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)% (a)
iShares MSCI Emerging Markets ETF, Expiration: 12/20/2024; Exercise Price: $47.00 (b)(c)	$(2,764,314)	(639)	$(639)
TOTAL WRITTEN OPTIONS (Premiums received $56,011)			$(639)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments November 30, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 94.9%
Invesco S&P 500 Equal Weight ETF	658,553	$123,557,714
iShares Bitcoin Trust ETF (a)	252,714	13,952,340
iShares Core S&P Mid-Cap ETF	807,791	54,445,113
iShares MSCI USA Minimum Volatility ETF	583,597	55,179,096
iShares MSCI USA Quality Factor ETF	672,629	124,631,428
SPDR Portfolio Developed World ex-US ETF (b)	6,951,152	248,990,265
SPDR Portfolio Emerging Markets ETF	3,485,274	137,319,796
SPDR Portfolio S&P 500 Growth ETF (h)	3,804,976	332,402,703
SPDR Portfolio S&P 500 Value ETF (h)	3,980,000	219,974,600
TOTAL EXCHANGE TRADED FUNDS (Cost $1,132,823,745)		1,310,453,055

COMMON STOCKS — 5.0%
Consumer Discretionary Products — 0.2%
Tesla, Inc. (a)	9,051	3,124,043

Health Care — 0.3%
Abiomed, Inc. (a)(c)	113	0
Agilent Technologies, Inc.	6,956	959,719
Danaher Corp.	4,001	959,000
Eli Lilly & Co.	1,295	1,029,978
Intuitive Surgical, Inc. (a)	1,820	986,440
		3,935,137
Industrial Products — 0.4%
AeroVironment, Inc. (a)	5,246	1,020,347
Amphenol Corp. - Class A	13,721	996,830
Eaton Corp. PLC	2,719	1,020,767
GE Vernova, Inc. (a)	2,773	926,515
Powell Industries, Inc.	3,782	1,011,231
Trane Technologies PLC	2,250	936,495
		5,912,185
Industrial Services — 0.1%
Quanta Services, Inc.	2,715	935,372

Materials — 0.1%
Freeport-McMoRan, Inc.	22,503	994,633

Media — 0.5%
GoDaddy, Inc. - Class A (a)	4,417	872,667
Meta Platforms, Inc. - Class A	6,655	3,822,099
Netflix, Inc. (a)	1,460	1,294,743
Uber Technologies, Inc. (a)	14,398	1,036,080
		7,025,589

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Real Estate — 0.1%
Digital Realty Trust, Inc.	4,891	$957,120

Retail & Wholesale — Discretionary — 0.4%
Alibaba Group Holding Ltd. - ADR	7,974	696,689
Amazon.com, Inc. (a)	26,334	5,474,575
		6,171,264
Software & Tech Services — 1.0%
Cadence Design Systems, Inc. (a)	3,293	1,010,325
Cognizant Technology Solutions Corp., - Class A	11,175	899,476
Crowdstrike Holdings, Inc. - Class A (a)	2,772	959,029
Intuit, Inc.	1,545	991,473
Microsoft Corp.	2,879	1,219,142
Oracle Corp.	8,955	1,655,242
Palantir Technologies, Inc. - Class A (a)	15,778	1,058,388
Paycom Software, Inc.	2,892	670,713
Qualys, Inc. (a)	4,367	670,771
Salesforce, Inc.	3,468	1,144,405
SAP SE - ADR	2,907	690,703
ServiceNow, Inc. (a)	1,078	1,131,296
Synopsys, Inc. (a)	1,849	1,032,648
		13,133,611
Tech Hardware & Semiconductors — 1.8%
Advanced Micro Devices, Inc. (a)	10,525	1,443,767
Analog Devices, Inc.	4,873	1,062,558
Apple, Inc.	11,613	2,756,113
Applied Materials, Inc.	6,912	1,207,595
Arista Networks, Inc. (a)	2,730	1,107,888
ARM Holdings PLC - ADR (a)	5,014	673,330
Broadcom, Inc.	21,826	3,537,558
Corning, Inc.	19,283	938,504
Dell Technologies, Inc. - Class C	7,369	940,211
Intel Corp.	43,652	1,049,831
KLA Corp.	1,661	1,074,717
Micron Technology, Inc.	10,963	1,073,826
NVIDIA Corp.	45,009	6,222,494
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,593	1,032,803
		24,121,195
Utilities — 0.1%
Constellation Energy Corp.	3,825	981,342
Vistra Corp.	5,976	955,204
		1,936,546
TOTAL COMMON STOCKS (Cost $68,495,933)		68,246,695

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Continued) November 30, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.5%(d)(e)
Call Options — 0.5%
iShares China Large-Cap ETF, Expiration: 03/21/2025; Exercise Price: $34.00 (i)	$21,217,000	7,000	$532,000
iShares MSCI Emerging Markets ETF
Expiration: 01/17/2025; Exercise Price: $48.00	108,150,000	25,000	325,000
Expiration: 01/17/2025; Exercise Price: $47.00	55,126,218	12,743	44,600
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $234.00 (i)	120,935,000	5,000	5,572,500
Xtrackers Harvest CSI 300 China A-Shares ETF, Expiration: 02/21/2025; Exercise Price: $31.00 (i)	22,506,000	8,250	334,125
Total Call Options			6,808,225

Put Options — 0.0%(f)
CBOE Volatility Index, Expiration: 12/18/2024; Exercise Price: $13.50 (i)	13,510,000	10,000	270,000
iShares China Large-Cap ETF, Expiration: 12/20/2024; Exercise Price: $29.00 (i)	15,155,000	5,000	217,500
Total Put Options			487,500
TOTAL PURCHASED OPTIONS (Cost $7,036,946)			7,295,725

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
Investments Purchased with Proceeds from Securities Lending — 0.3%
First American Government Obligations Fund - Class X, 4.50% (g)	4,651,378	$4,651,378

Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 4.55% (g)	2,355,134	2,355,134
TOTAL SHORT-TERM INVESTMENTS (Cost $7,006,512)		7,006,512

TOTAL INVESTMENTS — 100.9% (Cost $1,215,363,136)		1,393,001,987
Liabilities in Excess of Other Assets — (0.9)%		(12,573,922)
TOTAL NET ASSETS — 100.0%		$1,380,428,065

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

SE - Societas Europeae

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $4,595,706 which represented 0.3% of net assets.

(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	Represents less than 0.05% of net assets.

(g)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

(h)

All or portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $142,630,000, which is 10.33% of total net assets.

(i)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Written Options November 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.4)% (a)(b)
Call Options — (0.4)%
iShares China Large-Cap ETF, Expiration: 01/17/2025; Exercise Price: $33.85	$(21,217,000)	(7,000)	$(189,000)
iShares Russell 2000 ETF, Expiration: 12/20/2024; Exercise Price: $234.00	(120,935,000)	(5,000)	(5,250,000)
Xtrackers Harvest CSI 300 China A-Shares ETF, Expiration: 02/21/2025; Exercise Price: $36.00	(45,012,000)	(16,500)	(231,000)
Total Call Options			(5,670,000)

Put Options — (0.0)% (c)
CBOE Volatility Index, Expiration: 12/18/2024; Exercise Price: $12.50	(6,755,000)	(5,000)	(27,500)
iShares China Large-Cap ETF, Expiration: 12/20/2024; Exercise Price: $27.00	(15,155,000)	(5,000)	(40,000)
Total Put Options			(67,500)
TOTAL WRITTEN OPTIONS (Premiums received $2,466,503)			$(5,737,500)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

(c)	Represents less than 0.05% of net assets.

See accompanying notes to financial statements.

Horizon Active Income Fund Schedule of Investments November 30, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 99.2%
First Trust TCW Opportunistic Fixed Income ETF (a)(c)	265,737	$11,697,743
Hartford Total Return Bond ETF (a)	343,878	11,709,046
iShares 10+ Year Investment Grade Corporate Bond ETF	317,968	16,575,672
iShares 1-3 Year Treasury Bond ETF	497	40,913
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,002	52,254
iShares 20+ Year Treasury Bond ETF	150,804	14,171,052
iShares 7-10 Year Treasury Bond ETF	1,627	154,874
iShares iBoxx Investment Grade Corporate Bond ETF	1,428	157,865
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	354	32,621
iShares TIPS Bond ETF	85,828	9,334,653
Janus Henderson AAA CLO ETF	1,011	51,521
Janus Henderson B-BBB CLO ETF (a)	213	10,524
Janus Henderson Mortgage-Backed Securities ETF	414,878	18,852,056
PIMCO Active Bond Exchange-Traded Fund (a)	126,491	11,733,305
PIMCO Multi Sector Bond Active ETF (a)	445,368	11,713,178
Simplify MBS ETF (a)	92,944	4,685,307
SPDR Blackstone High Income ETF (a)	122,282	3,511,939
SPDR Blackstone Senior Loan ETF	1,222	51,422
SPDR Doubleline Total Return Tactical ETF (a)	637,184	25,742,234
SPDR Portfolio High Yield Bond ETF	293,936	7,033,889
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,578	52,484
SPDR Portfolio Long Term Treasury ETF	2,992	83,387
SPDR Portfolio Short Term Corporate Bond ETF	931,009	27,958,200
VanEck Fallen Angel High Yield Bond ETF	965,888	28,261,883
VanEck J. P. Morgan EM Local Currency Bond ETF (a)	1,639	39,172
Vanguard Total International Bond ETF	326,525	16,505,839
Xtrackers USD High Yield Corporate Bond ETF	416,660	15,316,422
TOTAL EXCHANGE TRADED FUNDS (Cost $232,227,779)		235,529,455

See accompanying notes to financial statements.

Horizon Active Income Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 5.5%
Investments Purchased with Proceeds from Securities Lending — 4.6%
First American Government Obligations Fund - Class X, 4.50% (b)	11,101,258	$11,101,258

Money Market Funds — 0.9%
First American Treasury Obligations Fund - Class X, 4.55% (b)	2,081,443	2,081,443
TOTAL SHORT-TERM INVESTMENTS (Cost $13,182,701)		13,182,701

TOTAL INVESTMENTS — 104.7% (Cost $245,410,480)		248,712,156
Liabilities in Excess of Other Assets — (4.7)%		(11,123,046)
TOTAL NET ASSETS — 100.0%		$237,589,110

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $10,871,595 which represented 4.6% of net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

(c)	All or portion of the security is segregated as collateral at the broker on November 30, 2024. The value of the securities segregated as collateral is $3,301,500, which is 1.39% of total net assets.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments November 30, 2024

	Shares	Value
COMMON STOCKS — 99.4%
Banking — 5.7%
Bank of America Corp.	30,726	$1,459,792
Citigroup, Inc.	8,603	609,695
JPMorgan Chase & Co. (d)	11,164	2,787,874
PNC Financial Services Group, Inc.	1,769	379,840
Truist Financial Corp.	6,149	293,184
US Bancorp	7,291	388,537
Wells Fargo & Co.	14,469	1,102,104
		7,021,026
Consumer Discretionary Products — 2.2%
DR Horton, Inc.	1,420	239,668
Ford Motor Co.	28,146	313,265
General Motors Co.	5,079	282,342
Lennar Corp., Class A - Class A	1,430	249,378
Nike, Inc. - Class B	7,298	574,863
Tesla, Inc. (a)	2,957	1,020,638
		2,680,154
Consumer Discretionary Services — 2.1%
Las Vegas Sands Corp.	5,125	271,932
Marriott International, Inc. - Class A	1,213	350,666
McDonald’s Corp.	3,574	1,057,940
Starbucks Corp.	6,699	686,380
Yum! Brands, Inc.	1,858	258,151
		2,625,069
Consumer Staple Products — 4.6%
Altria Group, Inc.	5,531	319,360
Coca-Cola Co.	16,780	1,075,262
Colgate-Palmolive Co.	1,171	113,154
Constellation Brands, Inc. - Class A	452	108,909
General Mills, Inc.	1,820	120,593
Hershey Co.	607	106,911
Keurig Dr Pepper, Inc.	3,528	115,189
Kimberly-Clark Corp.	806	112,316
Kraft Heinz Co.	3,549	113,462
Mondelez International, Inc. - Class A	3,016	195,889
PepsiCo, Inc.	5,359	875,929
Philip Morris International, Inc.	6,631	882,321
Procter & Gamble Co.	8,675	1,555,081
		5,694,376
Financial Services — 6.4%
American Express Co.	1,846	562,439
Ameriprise Financial, Inc.	253	145,214
Bank of New York Mellon Corp.	2,470	202,219

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Blackrock, Inc.	572	$585,042
Blackstone, Inc.	2,622	501,038
Capital One Financial Corp.	961	184,522
Charles Schwab Corp.	5,030	416,283
CME Group, Inc.	1,752	416,976
Goldman Sachs Group, Inc.	1,239	754,018
Intercontinental Exchange, Inc.	1,394	224,378
KKR & Co., Inc.	1,307	212,871
MasterCard, Inc. - Class A	1,686	898,537
Moody’s Corp.	309	154,494
Morgan Stanley	7,382	971,545
S&P Global, Inc.	595	310,893
Visa, Inc. - Class A	4,432	1,396,435
		7,936,904
Health Care — 11.0%
Abbott Laboratories	1,443	171,385
AbbVie, Inc.	8,786	1,607,223
Amgen, Inc.	2,313	654,278
Becton Dickinson & Co.	902	200,154
Boston Scientific Corp. (a)	1,899	172,163
Bristol-Myers Squibb Co.	11,145	660,007
Cigna Group	960	324,288
CVS Health Corp.	6,447	385,853
Danaher Corp.	559	133,987
Elevance Health, Inc.	663	269,815
Eli Lilly & Co. (d)	1,698	1,350,504
Gilead Sciences, Inc.	6,298	583,069
HCA Healthcare, Inc.	572	187,170
Humana, Inc.	295	87,432
Intuitive Surgical, Inc. (a)	518	280,756
Johnson & Johnson	11,538	1,788,505
McKesson Corp.	216	135,756
Medtronic PLC	6,207	537,154
Merck & Co., Inc.	10,417	1,058,784
Pfizer, Inc.	3,964	103,897
Regeneron Pharmaceuticals, Inc. (a)	114	85,525
Stryker Corp.	958	375,680
Thermo Fisher Scientific, Inc.	626	331,548
UnitedHealth Group, Inc.	2,998	1,829,380
Vertex Pharmaceuticals, Inc. (a)	303	141,843
Zoetis, Inc.	1,153	202,063
		13,658,219
Industrial Products — 5.5%
3M Co.	2,297	306,718

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Amphenol Corp. - Class A	5,534	$402,045
Carrier Global Corp.	2,397	185,456
Caterpillar, Inc.	1,497	607,947
Deere & Co.	872	406,265
Eaton Corp. PLC	1,078	404,703
Emerson Electric Co.	1,880	249,288
General Dynamics Corp.	959	272,365
General Electric Co.	2,369	431,537
Honeywell International, Inc.	2,405	560,197
Illinois Tool Works, Inc.	1,113	308,880
Johnson Controls International PLC	2,432	203,947
L3Harris Technologies, Inc.	683	168,189
Lockheed Martin Corp.	1,031	545,822
Northrop Grumman Corp.	499	244,335
Otis Worldwide Corp.	1,255	129,240
PACCAR, Inc.	2,641	308,997
Parker-Hannifin Corp.	337	236,877
RTX Corp.	5,513	671,649
Trane Technologies PLC	564	234,748
		6,879,205
Industrial Services — 2.5%
Automatic Data Processing, Inc.	1,572	482,494
Cintas Corp.	833	188,083
CSX Corp.	5,668	207,165
FedEx Corp.	826	250,006
Paychex, Inc.	1,622	237,250
Republic Services, Inc.	796	173,767
Union Pacific Corp.	2,347	574,217
United Parcel Service, Inc. - Class B	4,303	584,003
United Rentals, Inc.	162	140,292
Waste Management, Inc.	1,170	267,017
		3,104,294
Insurance — 3.0%
Aflac, Inc.	1,716	195,624
Allstate Corp.	761	157,824
American International Group, Inc.	1,919	147,533
Aon PLC - Class A	381	149,177
Arthur J Gallagher & Co.	419	130,828
Berkshire Hathaway, Inc. - Class B (a)	3,185	1,538,419
Chubb Ltd.	1,098	317,025
Marsh & McLennan Cos., Inc.	1,308	305,065
MetLife, Inc.	2,626	231,692
Progressive Corp.	739	198,702
Prudential Financial, Inc.	1,472	190,491

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Travelers Cos., Inc.	591	$157,230
		3,719,610
Materials — 1.7%
Air Products & Chemicals, Inc.	924	308,921
DuPont de Nemours, Inc.	1,417	118,447
Ecolab, Inc.	699	173,890
Freeport-McMoRan, Inc.	3,857	170,479
Linde PLC	1,406	648,152
LyondellBasell Industries NV - Class A	1,678	139,845
Newmont Goldcorp Corp.	4,086	171,367
Nucor Corp.	691	106,891
PPG Industries, Inc.	869	108,078
Sherwin-Williams Co.	571	226,915
		2,172,985
Media — 8.3%
Airbnb, Inc. - Class A (a)	1,638	222,948
Alphabet, Inc. - Class A (d)	22,951	3,877,571
Booking Holdings, Inc.	104	541,006
Comcast Corp. - Class A	24,186	1,044,593
Meta Platforms, Inc. - Class A (d)	4,931	2,831,972
Netflix, Inc. (a)	966	856,659
Uber Technologies, Inc. (a)	3,214	231,279
Walt Disney Co.	6,042	709,754
		10,315,782
Oil & Gas — 3.7%
Chevron Corp.	7,218	1,168,811
ConocoPhillips	2,623	284,176
EOG Resources, Inc.	873	116,336
Exxon Mobil Corp.	18,411	2,171,761
Marathon Petroleum Corp.	682	106,494
Occidental Petroleum Corp.	1,855	93,826
ONEOK, Inc.	1,338	151,997
Phillips 66	822	110,132
Schlumberger, Ltd.	2,408	105,807
Valero Energy Corp.	773	107,509
Williams Cos., Inc.	2,670	156,248
		4,573,097
Retail & Wholesale - Discretionary — 5.5%
Amazon.com, Inc. (a)(d)	16,367	3,402,536
Home Depot, Inc.	4,459	1,913,491
Lowe’s Cos., Inc.	2,459	669,905
Ross Stores, Inc.	1,611	249,495

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
TJX Cos., Inc.	4,429	$556,681
		6,792,108
Retail & Wholesale - Staples — 2.4%
Archer-Daniels-Midland Co.	1,800	98,280
Costco Wholesale Corp.	605	587,987
Kroger Co.	2,186	133,521
Sysco Corp.	1,585	122,219
Target Corp.	828	109,553
Walmart, Inc. (d)	20,553	1,901,153
		2,952,713
Software & Tech Services — 11.7%
Accenture PLC - Class A	2,690	974,775
Adobe, Inc. (a)	1,034	533,472
International Business Machines Corp.	5,713	1,299,193
Intuit, Inc.	841	539,695
Microsoft Corp. (d)	16,296	6,900,704
Oracle Corp.	9,018	1,666,887
Palo Alto Networks, Inc. (a)	1,003	388,983
Roper Technologies, Inc.	592	335,333
Salesforce, Inc.	2,792	921,332
ServiceNow, Inc. (a)	533	559,352
TE Connectivity PLC	2,408	363,897
		14,483,623
Tech Hardware & Semiconductors — 18.1%
Advanced Micro Devices, Inc. (a)	2,584	354,460
Analog Devices, Inc.	2,503	545,779
Apple, Inc. (d)	27,452	6,515,183
Applied Materials, Inc.	2,600	454,246
Arista Networks, Inc. (a)	1,064	431,792
Broadcom, Inc. (d)	15,150	2,455,512
Cisco Systems, Inc.	24,164	1,430,750
Corning, Inc.	8,259	401,966
Garmin, Ltd.	1,281	272,341
Hewlett Packard Enterprise Co.	16,132	342,321
HP, Inc.	10,259	363,476
KLA Corp.	540	349,396
Lam Research Corp.	4,926	363,933
Micron Technology, Inc.	3,509	343,707
Motorola Solutions, Inc.	991	495,203
NVIDIA Corp. (d)	40,137	5,548,940
QUALCOMM, Inc.	4,769	756,030
Texas Instruments, Inc.	4,944	993,892
		22,418,927

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Telecommunications — 2.1%
T-Mobile US, Inc.	5,088	$1,256,431
Verizon Communications, Inc.	29,349	1,301,334
		2,557,765
Utilities — 2.9%
American Electric Power Co., Inc.	2,541	253,744
Consolidated Edison, Inc.	1,510	151,891
Constellation Energy Corp.	583	149,574
Dominion Energy, Inc.	4,259	250,216
Duke Energy Corp.	3,719	435,309
Edison International	1,712	150,228
Exelon Corp.	4,934	195,189
NextEra Energy, Inc.	9,234	726,439
Public Service Enterprise Group, Inc.	2,135	201,331
Sempra	2,697	252,628
Southern Co.	5,194	462,941
WEC Energy Group, Inc.	1,436	145,108
Xcel Energy, Inc.	2,582	187,350
		3,561,948
TOTAL COMMON STOCKS (Cost $91,066,408)		123,147,805

SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
First American Treasury Obligations Fund - Class X, 4.50% (b)	793,216	793,216
TOTAL SHORT-TERM INVESTMENTS (Cost $793,216)		793,216

TOTAL INVESTMENTS — 100.0% (Cost $91,859,624)		123,941,021
Liabilities in Excess of Other Assets — (0.0)% (c)		(24,832)
TOTAL NET ASSETS — 100.0%		$123,916,189

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

(c)	Represents less than 0.05% of net assets.

(d)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $26,726,800, which is 21.57% of total net assets.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Written Options November 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.2)%
Call Options — (0.2)%
S&P 500 Index, Expiration: 12/05/2024; Exercise Price: $6,055.00 (a)(b)	$(81,437,130)	(135)	$(206,550)
TOTAL WRITTEN OPTIONS (Premiums received $104,297)			(206,550)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments November 30, 2024

	Shares	Value
COMMON STOCKS — 100.7%
Banking — 3.6%
Bank of America Corp.	92,075	$4,374,483
Citigroup, Inc.	26,017	1,843,825
Citizens Financial Group, Inc.	6,113	294,280
Fifth Third Bancorp	9,226	443,402
Huntington Bancshares, Inc.	19,806	356,706
JPMorgan Chase & Co. (f)	38,796	9,688,137
KeyCorp	12,663	246,675
M&T Bank Corp.	2,275	500,477
PNC Financial Services Group, Inc.	5,417	1,163,138
Regions Financial Corp.	12,478	340,150
Truist Financial Corp.	18,265	870,875
US Bancorp	21,286	1,134,331
Wells Fargo & Co.	46,422	3,535,964
		24,792,443
Consumer Discretionary Products — 2.8%
Aptiv PLC (a)	3,622	201,130
BorgWarner, Inc.	3,104	106,529
Deckers Outdoor Corp. (a)	2,076	406,813
DR Horton, Inc.	4,001	675,289
Ford Motor Co.	53,293	593,151
General Motors Co.	15,329	852,139
Hasbro, Inc.	1,786	116,358
Lennar Corp., Class A - Class A	3,294	574,441
Masco Corp.	2,976	239,746
Mohawk Industries, Inc. (a)	713	98,986
Nike, Inc. - Class B	16,383	1,290,489
NVR, Inc. (a)	40	369,423
PulteGroup, Inc.	2,828	382,543
Ralph Lauren Corp., Class A	546	126,344
Tapestry, Inc.	3,138	195,435
Tesla, Inc. (a)	37,829	13,057,058
		19,285,874
Consumer Discretionary Services — 1.5%
Caesars Entertainment, Inc. (a)	2,947	113,430
Carnival Corp. (a)	13,782	350,476
Chipotle Mexican Grill, Inc. (a)	18,675	1,148,886
Darden Restaurants, Inc.	1,613	284,323
Domino’s Pizza, Inc.	475	226,190
Hilton Worldwide Holdings, Inc.	3,358	851,052
Las Vegas Sands Corp.	4,818	255,643
Live Nation Entertainment, Inc. (a)	2,133	294,887
Marriott International, Inc. - Class A	3,184	920,463

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
McDonald’s Corp.	9,781	$2,895,274
MGM Resorts International (a)	3,145	120,579
Norwegian Cruise Line Holdings Ltd. (a)	6,000	161,340
Royal Caribbean Cruises Ltd.	3,230	788,314
Starbucks Corp.	15,476	1,585,671
Wynn Resorts Ltd.	1,274	120,240
Yum! Brands, Inc.	3,835	532,835
		10,649,603
Consumer Staple Products — 3.7%
Altria Group, Inc.	23,264	1,343,263
Brown-Forman Corp. - Class B	2,498	105,116
Church & Dwight Co., Inc.	3,337	367,504
Clorox Co.	1,687	282,016
Coca-Cola Co.	52,908	3,390,345
Colgate-Palmolive Co.	11,140	1,076,458
Conagra Brands, Inc.	6,531	179,929
Constellation Brands, Inc. - Class A	2,134	514,187
Estee Lauder Cos., Inc. - Class A	3,175	228,981
General Mills, Inc.	7,588	502,781
Hershey Co.	2,012	354,374
Hormel Foods Corp.	3,962	128,488
J M Smucker Co.	1,450	170,795
Kellanova	3,657	297,278
Kenvue, Inc.	26,116	628,873
Keurig Dr Pepper, Inc.	14,422	470,878
Kimberly-Clark Corp.	4,590	639,616
Kraft Heinz Co.	12,032	384,663
Lamb Weston Holdings, Inc.	1,957	151,159
McCormick & Co., Inc.	3,436	269,417
Molson Coors Brewing Co. - Class B	2,394	148,572
Mondelez International, Inc. - Class A	18,220	1,183,389
Monster Beverage Corp. (a)	9,615	530,075
PepsiCo, Inc.	18,732	3,061,745
Philip Morris International, Inc.	21,203	2,821,271
Procter & Gamble Co. (f)	32,100	5,754,246
The Campbell’s Co.	2,685	124,047
Tyson Foods, Inc., Class A - Class A	3,896	251,292
		25,360,758
Financial Services — 6.8%
American Express Co.	7,657	2,332,935
Ameriprise Financial, Inc.	1,338	767,972
Bank of New York Mellon Corp.	10,060	823,612
Blackrock, Inc.	1,897	1,940,252
Blackstone, Inc.	9,818	1,876,122
Broadridge Financial Solutions, Inc.	1,589	375,036

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Capital One Financial Corp.	5,206	$999,604
CBOE Global Markets, Inc.	1,425	307,586
Charles Schwab Corp.	20,379	1,686,566
CME Group, Inc.	4,907	1,167,866
Corpay, Inc. (a)	945	360,215
Discover Financial Services	3,423	624,458
Equifax, Inc.	1,685	440,729
FactSet Research Systems, Inc.	517	253,676
Fair Isaac Corp. (a)	332	788,510
Fidelity National Information Services, Inc.	7,437	634,376
Fiserv, Inc. (a)	7,851	1,734,757
Franklin Resources, Inc.	4,204	95,683
Global Payments, Inc.	3,470	412,791
Goldman Sachs Group, Inc.	4,305	2,619,894
Intercontinental Exchange, Inc.	7,827	1,259,834
Invesco, Ltd.	6,162	111,471
Jack Henry & Associates, Inc.	993	174,947
KKR & Co., Inc.	9,197	1,497,915
MarketAxess Holdings, Inc.	513	132,708
MasterCard, Inc. - Class A (f)	11,249	5,995,042
Moody’s Corp.	2,133	1,066,457
Morgan Stanley	16,987	2,235,659
MSCI, Inc.	1,071	652,914
Nasdaq, Inc.	5,644	468,395
Northern Trust Corp.	2,749	305,579
PayPal Holdings, Inc. (a)	13,940	1,209,574
Raymond James Financial, Inc.	2,524	427,263
S&P Global, Inc.	4,365	2,280,756
State Street Corp.	4,072	401,133
Synchrony Financial	5,386	363,663
T. Rowe Price Group, Inc.	3,034	375,730
Verisk Analytics, Inc.	1,940	570,767
Visa, Inc. - Class A (f)	22,779	7,177,207
		46,949,654
Health Care — 10.6%
Abbott Laboratories	23,741	2,819,719
AbbVie, Inc.(f)	24,096	4,407,881
ABIOMED INC (a)(b)	495	0
Agilent Technologies, Inc.	3,979	548,983
Align Technology, Inc. (a)	955	222,295
Amgen, Inc.	7,329	2,073,154
Baxter International, Inc.	6,956	234,487
Becton Dickinson & Co.	3,941	874,508
Biogen, Inc. (a)	1,985	318,851
Bio-Techne Corp.	2,148	161,873

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Boston Scientific Corp. (a)	20,082	$1,820,634
Bristol-Myers Squibb Co.	27,660	1,638,025
Cardinal Health, Inc.	3,324	406,326
Catalent, Inc. (a)	2,466	150,697
Cencora, Inc.	2,377	597,934
Centene Corp. (a)	7,172	430,320
Charles River Laboratories International, Inc. (a)	703	139,939
Cigna Group	3,809	1,286,680
Cooper Cos., Inc. (a)	2,713	283,400
CVS Health Corp.	17,154	1,026,667
Danaher Corp.	8,766	2,101,123
DaVita, Inc. (a)	626	104,023
Dexcom, Inc. (a)	5,465	426,215
Edwards Lifesciences Corp. (a)	8,217	586,283
Elevance Health, Inc.	3,159	1,285,587
Eli Lilly & Co. (f)	10,749	8,549,217
GE HealthCare Technologies, Inc.	5,790	481,844
Gilead Sciences, Inc.	16,974	1,571,453
HCA Healthcare, Inc.	2,533	828,848
Henry Schein, Inc. (a)	1,728	133,142
Hologic, Inc. (a)	3,166	251,697
Humana, Inc.	1,640	486,063
IDEXX Laboratories, Inc. (a)	1,121	472,782
Incyte Corp. (a)	2,181	162,681
Insulet Corp. (a)	954	254,508
Intuitive Surgical, Inc. (a)	4,836	2,621,112
IQVIA Holdings, Inc. (a)	2,361	474,183
Johnson & Johnson (f)	32,831	5,089,133
Labcorp Holdings, Inc.	1,144	275,887
McKesson Corp.	1,766	1,109,931
Medtronic PLC	17,496	1,514,104
Merck & Co., Inc. (f)	34,555	3,512,170
Mettler-Toledo International, Inc. (a)	287	359,095
Moderna, Inc. (a)	4,609	198,464
Molina Healthcare, Inc. (a)	797	237,426
Pfizer, Inc.	77,304	2,026,138
Quest Diagnostics, Inc.	1,517	246,755
Regeneron Pharmaceuticals, Inc. (a)	1,445	1,084,068
ResMed, Inc.	2,004	499,036
Revvity, Inc.	1,680	195,115
Solventum Corp. (a)	1,882	134,582
STERIS PLC	1,343	294,198
Stryker Corp.	4,675	1,833,301
Teleflex, Inc.	641	123,617
Thermo Fisher Scientific, Inc.	5,211	2,759,902

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
UnitedHealth Group, Inc. (f)	12,588	$7,681,198
Universal Health Services, Inc. - Class B	810	166,050
Vertex Pharmaceuticals, Inc. (a)	3,518	1,646,881
Viatris, Inc.	16,282	213,131
Waters Corp. (a)	807	310,469
West Pharmaceutical Services, Inc.	987	321,446
Zimmer Biomet Holdings, Inc.	2,777	311,302
Zoetis, Inc.	6,176	1,082,344
		73,458,877
Industrial Products — 5.7%
3M Co.	7,489	1,000,006
Allegion PLC	1,186	167,036
AMETEK, Inc.	3,155	613,269
Amphenol Corp. - Class A	16,416	1,192,622
AO Smith Corp.	1,632	121,568
Axon Enterprise, Inc. (a)	977	632,080
Boeing Co. (a)	7,980	1,240,411
Carrier Global Corp.	11,452	886,041
Caterpillar, Inc.	6,612	2,685,199
Cummins, Inc.	1,867	700,200
Deere & Co.	3,494	1,627,855
Dover Corp.	1,872	385,445
Eaton Corp. PLC	5,428	2,037,780
Emerson Electric Co.	7,812	1,035,871
Fortive Corp.	4,776	378,880
GE Vernova, Inc. (a)	3,745	1,251,279
Generac Holdings, Inc. (a)	818	153,948
General Dynamics Corp.	3,514	998,011
General Electric Co.	14,786	2,693,418
Honeywell International, Inc.	8,879	2,068,186
Howmet Aerospace, Inc.	5,565	658,785
Hubbell, Inc.	731	336,326
Huntington Ingalls Industries, Inc.	534	105,689
IDEX Corp.	1,030	237,549
Illinois Tool Works, Inc.	3,685	1,022,661
Ingersoll Rand, Inc.	5,501	573,039
Johnson Controls International PLC	9,107	763,713
Keysight Technologies, Inc. (a)	2,379	406,428
L3Harris Technologies, Inc.	2,585	636,556
Lockheed Martin Corp.	2,890	1,529,995
Nordson Corp.	740	193,133
Northrop Grumman Corp.	1,872	916,625
Otis Worldwide Corp.	5,461	562,374
PACCAR, Inc.	7,153	836,901
Parker-Hannifin Corp.	1,753	1,232,184

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Pentair PLC	2,255	$245,772
Rockwell Automation, Inc.	1,545	455,991
RTX Corp.	18,136	2,209,509
Snap-on, Inc.	717	265,068
Stanley Black & Decker, Inc.	2,097	187,577
Textron, Inc.	2,553	218,613
Trane Technologies PLC	3,076	1,280,293
TransDigm Group, Inc.	763	956,016
Trimble, Inc. (a)	3,328	242,844
Veralto Corp.	3,368	364,384
Wabtec Corp.	2,387	478,880
Xylem, Inc.	3,311	419,669
		39,205,679
Industrial Services — 2.5%
Automatic Data Processing, Inc.	5,562	1,707,145
CH Robinson Worldwide, Inc.	1,597	168,611
Cintas Corp.	4,671	1,054,665
CSX Corp.	26,422	965,724
Delta Air Lines, Inc.	8,744	558,042
Expeditors International of Washington, Inc.	1,922	233,792
Fastenal Co.	7,806	652,269
FedEx Corp.	3,072	929,802
Jacobs Solutions, Inc.	1,706	240,939
JB Hunt Transport Services, Inc.	1,098	207,643
Norfolk Southern Corp.	3,081	849,894
Old Dominion Freight Line, Inc.	2,570	578,610
Paychex, Inc.	4,370	639,200
Quanta Services, Inc.	2,006	691,107
Republic Services, Inc.	2,783	607,529
Rollins, Inc.	3,829	192,714
Southwest Airlines Co.	8,170	264,381
Union Pacific Corp.	8,306	2,032,146
United Airlines Holdings, Inc. (a)	4,486	434,379
United Parcel Service, Inc. - Class B	9,993	1,356,250
United Rentals, Inc.	906	784,596
Waste Management, Inc.	4,977	1,135,851
WW Grainger, Inc.	604	728,025
		17,013,314
Insurance — 3.9%
Aflac, Inc.	6,873	783,522
Allstate Corp.	3,598	746,189
American International Group, Inc.	8,781	675,083
Aon PLC - Class A	2,960	1,158,958
Arch Capital Group Ltd.	5,106	514,276

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Arthur J Gallagher & Co.	2,986	$932,349
Assurant, Inc.	705	160,106
Berkshire Hathaway, Inc. - Class B (a)(f)	24,985	12,068,255
Brown & Brown, Inc.	3,227	364,974
Chubb Ltd.	5,122	1,478,875
Cincinnati Financial Corp.	2,128	340,118
Erie Indemnity Co. - Class A	338	148,909
Everest Group Ltd.	589	228,273
Globe Life, Inc.	1,222	135,935
Hartford Financial Services Group, Inc.	3,994	492,500
Loews Corp.	2,483	215,351
Marsh & McLennan Cos., Inc.	6,704	1,563,574
MetLife, Inc.	8,021	707,693
Principal Financial Group, Inc.	2,903	252,822
Progressive Corp.	7,985	2,147,007
Prudential Financial, Inc.	4,866	629,709
Travelers Cos., Inc.	3,106	826,320
Willis Towers Watson PLC	1,383	445,326
WR Berkley Corp.	4,099	264,591
		27,280,715
Materials — 2.1%
Air Products & Chemicals, Inc.	3,031	1,013,354
Albemarle Corp.	1,601	172,428
Amcor PLC	19,701	209,619
Avery Dennison Corp.	1,097	225,927
Ball Corp.	4,138	257,218
Celanese Corp.	1,487	108,863
CF Industries Holdings, Inc.	2,458	220,384
Corteva, Inc.	9,439	587,483
Dow, Inc.	9,559	422,603
DuPont de Nemours, Inc.	5,694	475,962
Eastman Chemical Co.	1,592	166,714
Ecolab, Inc.	3,453	859,003
FMC Corp.	1,701	100,512
Freeport-McMoRan, Inc.	19,604	866,497
International Flavors & Fragrances, Inc.	3,486	318,481
International Paper Co.	4,735	278,560
Linde PLC	6,554	3,021,328
LyondellBasell Industries NV - Class A	3,547	295,607
Martin Marietta Materials, Inc.	831	498,600
Mosaic Co.	4,349	115,075
Newmont Goldcorp Corp.	15,646	656,193
Nucor Corp.	3,235	500,422
Packaging Corp. of America	1,213	301,855
PPG Industries, Inc.	3,179	395,372
Sherwin-Williams Co.	3,164	1,257,374

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Smurfit WestRock PLC	6,727	$370,120
Steel Dynamics, Inc.	1,954	283,858
Vulcan Materials Co.	1,799	518,346
		14,497,758
Media — 8.9%
Airbnb, Inc. - Class A (a)	5,999	816,524
Alphabet, Inc. - Class A (f)	79,896	13,498,429
Alphabet, Inc. - Class C (f)	65,494	11,166,072
Booking Holdings, Inc.	455	2,366,901
Charter Communications, Inc. - Class A (a)	1,324	525,582
Comcast Corp. - Class A	52,686	2,275,508
Electronic Arts, Inc.	3,276	536,183
Expedia Group, Inc. (a)	1,699	313,669
Fox Corp. - Class A	3,062	144,282
Fox Corp. - Class B	1,807	80,827
GoDaddy, Inc. - Class A (a)	1,919	379,137
Interpublic Group of Cos., Inc.	5,120	157,747
Match Group, Inc. (a)	3,516	115,114
Meta Platforms, Inc. - Class A(f)	29,772	17,098,655
Netflix, Inc. (a)	5,851	5,188,725
News Corp., Class A - Class A	5,158	151,387
News Corp., Class B - Class B	1,528	49,034
Omnicom Group, Inc.	2,666	279,450
Paramount Global - Class B	8,103	87,918
Take-Two Interactive Software, Inc. (a)	2,222	418,580
Uber Technologies, Inc. (a)	28,651	2,061,726
VeriSign, Inc. (a)	1,143	213,947
Walt Disney Co.	24,719	2,903,741
Warner Bros Discovery, Inc. (a)	30,427	318,875
		61,148,013
Oil & Gas — 3.4%
APA Corp.	5,042	114,201
Baker Hughes & GE Co., Class A	13,546	595,347
Chevron Corp.	23,192	3,755,481
ConocoPhillips	17,781	1,926,347
Coterra Energy, Inc.	10,080	269,338
Devon Energy Corp.	8,537	323,979
Diamondback Energy, Inc.	2,431	431,721
EOG Resources, Inc.	7,753	1,033,165
EQT Corp.	8,096	367,882
Exxon Mobil Corp. (f)	60,577	7,145,663
Halliburton Co.	12,036	383,467
Hess Corp.	3,766	554,280
Kinder Morgan, Inc.	26,333	744,434

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Marathon Petroleum Corp.	4,565	$712,825
Occidental Petroleum Corp.	9,178	464,223
ONEOK, Inc.	7,964	904,710
Phillips 66	5,708	764,758
Schlumberger, Ltd.	19,367	850,986
Targa Resources Corp.	2,986	610,040
Valero Energy Corp.	4,368	607,501
Williams Cos., Inc.	16,622	972,719
		23,533,067
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc.	2,122	233,908
American Tower Corp.	6,370	1,331,330
AvalonBay Communities, Inc.	1,935	455,402
BXP, Inc.	1,978	162,176
Camden Property Trust	1,452	182,662
CBRE Group, Inc. - Class A (a)	4,109	575,219
CoStar Group, Inc. (a)	5,588	454,528
Crown Castle, Inc.	5,925	629,531
Digital Realty Trust, Inc.	4,193	820,528
Equinix, Inc.	1,294	1,270,035
Equity Residential	4,652	356,622
Essex Property Trust, Inc.	875	271,653
Extra Space Storage, Inc.	2,887	493,562
Federal Realty Investment Trust	1,022	119,216
Healthpeak Properties, Inc.	9,595	210,994
Host Hotels & Resorts, Inc.	9,580	176,464
Invitation Homes, Inc.	7,768	266,054
Iron Mountain, Inc.	3,999	494,556
Kimco Realty Corp.	9,188	234,937
Mid-America Apartment Communities, Inc.	1,591	261,179
Prologis, Inc.	12,627	1,474,581
Public Storage	2,147	747,263
Realty Income Corp.	11,874	687,386
Regency Centers Corp.	2,226	168,263
SBA Communications Corp.	1,465	331,456
Simon Property Group, Inc.	4,176	766,714
UDR, Inc.	4,092	187,659
Ventas, Inc.	5,637	361,163
VICI Properties, Inc.	14,276	465,540
Welltower, Inc.	7,891	1,090,378
Weyerhaeuser Co.	9,917	319,923
		15,600,882
Renewable Energy — 0.1%
Enphase Energy, Inc. (a)	1,845	131,641

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
First Solar, Inc. (a)	1,458	$290,535
		422,176
Retail & Wholesale — Discretionary — 6.1%
Amazon.com, Inc. (a)(f)	127,340	26,472,713
AutoZone, Inc. (a)	231	732,164
Bath & Body Works, Inc.	3,041	110,206
Best Buy Co., Inc.	2,674	240,660
Builders FirstSource, Inc. (a)	1,586	295,741
CarMax, Inc. (a)	2,127	178,604
Copart, Inc. (a)	11,940	756,877
eBay, Inc.	6,669	422,081
Genuine Parts Co.	1,898	240,533
Home Depot, Inc.(f)	13,522	5,802,696
LKQ Corp.	3,586	140,894
Lowe’s Cos., Inc.	7,770	2,116,781
Lululemon Athletica, Inc. (a)	1,566	502,153
O’Reilly Automotive, Inc. (a)	789	980,901
Pool Corp.	520	196,087
Ross Stores, Inc.	4,548	704,349
TJX Cos., Inc.	15,412	1,937,134
Tractor Supply Co.	1,469	416,711
Ulta Beauty, Inc. (a)	649	250,929
		42,498,214
Retail & Wholesale — Staples — 2.1%
Archer-Daniels-Midland Co.	6,520	355,992
Bunge Global SA	1,929	173,108
Costco Wholesale Corp.	6,045	5,875,015
Dollar General Corp.	2,999	231,733
Dollar Tree, Inc. (a)	2,755	196,349
Kroger Co.	9,055	553,079
Sysco Corp.	6,704	516,945
Target Corp.	6,307	834,479
Walgreens Boots Alliance, Inc.	9,816	88,540
Walmart, Inc.	59,235	5,479,238
		14,304,478
Software & Tech Services — 11.5%
Accenture PLC - Class A	8,539	3,094,277
Adobe, Inc. (a)	6,047	3,119,829
Akamai Technologies, Inc. (a)	2,064	194,057
Amentum Holdings, Inc. (a)	1,706	41,541
ANSYS, Inc. (a)	1,189	417,458
Autodesk, Inc. (a)	2,935	856,727
Cadence Design Systems, Inc. (a)	3,728	1,143,788
CDW Corp./DE	1,820	320,193

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Cognizant Technology Solutions Corp., Class A - Class A	6,758	$543,951
Crowdstrike Holdings, Inc. - Class A (a)	3,146	1,088,422
Dayforce, Inc. (a)	2,155	172,378
EPAM Systems, Inc. (a)	774	188,794
Fortinet, Inc. (a)	8,655	822,658
Gartner, Inc. (a)	1,047	542,273
Gen Digital, Inc.	7,386	227,858
International Business Machines Corp.	12,560	2,856,270
Intuit, Inc.	3,810	2,444,991
Leidos Holdings, Inc.	1,836	303,674
Microsoft Corp. (f)	101,342	42,914,283
Oracle Corp.	21,797	4,028,958
Palantir Technologies, Inc. - Class A (a)	26,164	1,755,081
Palo Alto Networks, Inc. (a)	4,414	1,711,837
Paycom Software, Inc.	663	153,763
PTC, Inc. (a)	1,635	327,098
Roper Technologies, Inc.	1,460	827,002
Salesforce, Inc.	13,214	4,360,488
ServiceNow, Inc. (a)	2,809	2,947,877
Synopsys, Inc. (a)	2,086	1,165,010
TE Connectivity PLC	4,143	626,090
Tyler Technologies, Inc. (a)	581	365,548
		79,562,174
Tech Hardware & Semiconductors — 19.7%
Advanced Micro Devices, Inc. (a)	22,056	3,025,532
Analog Devices, Inc.	6,766	1,475,326
Apple, Inc. (f)	207,317	49,202,544
Applied Materials, Inc.	11,283	1,971,253
Arista Networks, Inc. (a)	3,510	1,424,428
Broadcom, Inc. (f)	63,464	10,286,245
Cisco Systems, Inc.	54,942	3,253,116
Corning, Inc.	10,500	511,035
Dell Technologies, Inc. - Class C	3,921	500,280
F5, Inc. (a)	792	198,277
Garmin, Ltd.	2,095	445,397
Hewlett Packard Enterprise Co.	17,716	375,934
HP, Inc.	13,339	472,601
Intel Corp.	58,102	1,397,353
Jabil, Inc.	1,544	209,722
Juniper Networks, Inc.	4,488	161,209
KLA Corp.	1,832	1,185,359
Lam Research Corp.	17,767	1,312,626
Microchip Technology, Inc.	7,311	498,391
Micron Technology, Inc.	15,116	1,480,612
Monolithic Power Systems, Inc.	664	376,913

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Motorola Solutions, Inc.	2,273	$1,135,818
NetApp, Inc.	2,802	343,637
NVIDIA Corp. (f)	335,279	46,352,322
NXP Semiconductors NV	3,472	796,373
ON Semiconductor Corp. (a)	5,837	415,127
Qorvo, Inc. (a)	1,293	89,282
QUALCOMM, Inc.	15,186	2,407,437
Seagate Technology Holdings PLC	2,862	290,006
Skyworks Solutions, Inc.	2,176	190,596
Super Micro Computer, Inc. (a)	6,854	223,715
Teledyne Technologies, Inc. (a)	635	308,140
Teradyne, Inc.	2,223	244,530
Texas Instruments, Inc.	12,450	2,502,823
Western Digital Corp. (a)	4,452	324,951
Zebra Technologies Corp. - Class A (a)	702	285,714
		135,674,624
Telecommunications — 0.9%
AT&T, Inc.	97,827	2,265,673
T-Mobile US, Inc.	6,683	1,650,300
Verizon Communications, Inc.	57,425	2,546,225
		6,462,198
Utilities — 2.5%
AES Corp.	9,696	126,436
Alliant Energy Corp.	3,497	221,010
Ameren Corp.	3,638	343,391
American Electric Power Co., Inc.	7,254	724,384
American Water Works Co., Inc.	2,656	363,713
Atmos Energy Corp.	2,115	320,042
CenterPoint Energy, Inc.	8,887	289,894
CMS Energy Corp.	4,074	283,999
Consolidated Edison, Inc.	4,715	474,282
Constellation Energy Corp.	4,262	1,093,459
Dominion Energy, Inc.	11,440	672,100
DTE Energy Co.	2,822	354,951
Duke Energy Corp.	10,528	1,232,302
Edison International	5,265	462,004
Entergy Corp.	2,914	455,079
Evergy, Inc.	3,134	202,550
Eversource Energy	4,871	314,131
Exelon Corp.	13,636	539,440
FirstEnergy Corp.	6,988	297,339
NextEra Energy, Inc.	28,022	2,204,491
NiSource, Inc.	6,116	232,958
NRG Energy, Inc.	2,812	285,727

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
PG&E Corp.	29,148	$630,471
Pinnacle West Capital Corp.	1,547	144,954
PPL Corp.	10,057	351,291
Public Service Enterprise Group, Inc.	6,792	640,486
Sempra	8,635	808,841
Southern Co.	14,911	1,329,017
Vistra Corp.	4,680	748,051
WEC Energy Group, Inc.	4,309	435,425
Xcel Energy, Inc.	7,601	551,529
		17,133,747
TOTAL COMMON STOCKS (Cost $466,616,281)		694,834,248

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.8%
Put Options — 0.8%
S&P 500 Index (c)(d)(g)
Expiration: 12/20/2024; Exercise Price: $5,700.00	$235,262,820	390	$308,100
Expiration: 01/17/2025; Exercise Price: $5,825.00	229,230,440	380	1,318,600
Expiration: 02/21/2025; Exercise Price: $5,975.00	232,246,630	385	3,501,575
TOTAL PURCHASED OPTIONS (Cost $14,776,088)			5,128,275

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 4.50% (e)	2,233,339	$2,233,339
TOTAL SHORT-TERM INVESTMENTS (Cost $2,233,339)		2,233,339

TOTAL INVESTMENTS — 101.8% (Cost $483,625,708)		702,195,862
Liabilities in Excess of Other Assets — (1.8)%		(12,223,752)
TOTAL NET ASSETS — 100.0%		$689,972,110

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.

(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

(f)

All or portion of the security is segregated as collateral for written options. The value of the securities segregates as collateral for written option is $254,869,502, which is 36.94% of total net assets.

(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Written Options November 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (1.6)%
Call Options — (1.3)%
S&P 500 Index (a)(b)
Expiration: 12/20/2024; Exercise Price: $5,980.00	$(235,262,820)	(390)	$(4,143,750)
Expiration: 01/17/2025; Exercise Price: $6,125.00	(229,230,440)	(380)	(2,530,800)
Expiration: 02/21/2025; Exercise Price: $6,250.00	(232,246,630)	(385)	(2,373,525)
Total Call Options			(9,048,075)

Put Options — (0.3)%
S&P 500 Index (a)(b)
Expiration: 12/20/2024; Exercise Price: $5,225.00	(235,262,820)	(390)	(114,075)
Expiration: 01/17/2025; Exercise Price: $5,400.00	(229,230,440)	(380)	(433,200)
Expiration: 02/21/2025; Exercise Price: $5,600.00	(232,246,630)	(385)	(1,420,650)
Total Put Options			(1,967,925)
TOTAL WRITTEN OPTIONS (Premiums received $13,462,943)			(11,016,000)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments November 30, 2024

	Shares	Value
COMMON STOCKS — 98.9%
Banking — 2.1%
M&T Bank Corp.	2,743	$603,433
PNC Financial Services Group, Inc.	17,963	3,857,015
Regions Financial Corp.	22,517	613,813
Wells Fargo & Co.	95,724	7,291,297
		12,365,558
Consumer Discretionary Products — 1.4%
BorgWarner, Inc.	17,065	585,671
DR Horton, Inc.	7,909	1,334,881
General Motors Co.	37,688	2,095,076
Lennar Corp., Class A - Class A	9,904	1,727,158
Masco Corp.	8,908	717,628
NVR, Inc. (a)	120	1,108,270
Tapestry, Inc.	15,770	982,156
		8,550,840
Consumer Discretionary Services — 1.1%
Carnival Corp. (a)	56,925	1,447,603
Chipotle Mexican Grill, Inc. (a)	15,009	923,353
Las Vegas Sands Corp.	11,900	631,414
McDonald’s Corp.	11,603	3,434,604
		6,436,974
Consumer Staple Products — 6.8%
Altria Group, Inc.	83,166	4,802,005
Clorox Co.	7,175	1,199,445
Coca-Cola Co.	100,558	6,443,757
Colgate-Palmolive Co.	21,826	2,109,046
General Mills, Inc.	9,479	628,079
Keurig Dr Pepper, Inc.	29,933	977,312
McCormick & Co., Inc.	8,697	681,932
Philip Morris International, Inc.	76,552	10,186,009
Procter & Gamble Co.	72,644	13,022,163
Tyson Foods, Inc., Class A - Class A	9,970	643,065
		40,692,813
Financial Services — 6.0%
CBOE Global Markets, Inc.	5,442	1,174,656
Corpay, Inc. (a)	3,233	1,232,355
Fair Isaac Corp. (a)	2,043	4,852,186
Fiserv, Inc. (a)	16,997	3,755,657
MarketAxess Holdings, Inc.	2,506	648,277
MasterCard, Inc. - Class A	36,299	19,345,189
Nasdaq, Inc.	20,829	1,728,599
Synchrony Financial	21,077	1,423,119

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Verisk Analytics, Inc.	5,768	$1,697,003
		35,857,041
Health Care — 9.9%
Abbott Laboratories	29,850	3,545,284
AbbVie, Inc.	35,004	6,403,282
Agilent Technologies, Inc.	4,360	601,549
Boston Scientific Corp. (a)	40,381	3,660,941
Bristol-Myers Squibb Co.	71,442	4,230,795
Cardinal Health, Inc.	10,121	1,237,191
Cencora, Inc.	5,724	1,439,872
Cigna Group	2,556	863,417
Danaher Corp.	4,559	1,092,747
DaVita, Inc. (a)	3,824	635,434
Gilead Sciences, Inc.	51,644	4,781,202
HCA Healthcare, Inc.	11,144	3,646,540
Intuitive Surgical, Inc. (a)	7,585	4,111,070
Johnson & Johnson	47,386	7,345,304
Medtronic PLC	42,337	3,663,844
Merck & Co., Inc.	77,683	7,895,700
Regeneron Pharmaceuticals, Inc. (a)	717	537,908
Stryker Corp.	4,208	1,650,167
Thermo Fisher Scientific, Inc.	2,579	1,365,916
Universal Health Services, Inc. - Class B	4,339	889,495
		59,597,658
Industrial Products — 4.7%
3M Co.	18,408	2,458,020
Allegion PLC	5,234	737,157
AMETEK, Inc.	8,671	1,685,469
Amphenol Corp. - Class A	50,754	3,687,278
Dover Corp.	4,255	876,105
L3Harris Technologies, Inc.	4,729	1,164,516
Lockheed Martin Corp.	11,266	5,964,333
Northrop Grumman Corp.	4,261	2,086,399
Parker-Hannifin Corp.	1,512	1,062,785
Pentair PLC	9,094	991,155
Snap-on, Inc.	1,634	604,073
Trane Technologies PLC	9,648	4,015,691
Veralto Corp.	9,428	1,020,015
Wabtec Corp.	8,805	1,766,459
		28,119,455
Industrial Services — 4.0%
Automatic Data Processing, Inc.	18,082	5,549,908
Cintas Corp.	12,160	2,745,606
CSX Corp.	68,524	2,504,552

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Delta Air Lines, Inc.	9,639	$615,161
Norfolk Southern Corp.	3,705	1,022,024
Republic Services, Inc.	15,036	3,282,359
Union Pacific Corp.	11,615	2,841,726
United Airlines Holdings, Inc. (a)	8,195	793,522
United Rentals, Inc.	1,168	1,011,488
Waste Management, Inc.	15,953	3,640,794
		24,007,140
Insurance — 9.3%
Allstate Corp.	13,727	2,846,843
Arch Capital Group Ltd.	16,496	1,661,477
Berkshire Hathaway, Inc. - Class B (a)	63,314	30,581,928
Chubb Ltd.	20,237	5,843,029
Cincinnati Financial Corp.	9,089	1,452,695
Hartford Financial Services Group, Inc.	16,382	2,020,064
Progressive Corp.	29,438	7,915,290
Travelers Cos., Inc.	12,127	3,226,267
		55,547,593
Materials — 1.5%
CF Industries Holdings, Inc.	7,027	630,041
DuPont de Nemours, Inc.	7,095	593,071
Ecolab, Inc.	11,184	2,782,244
Packaging Corp. of America	4,533	1,128,037
PPG Industries, Inc.	4,958	616,626
Sherwin-Williams Co.	6,700	2,662,580
Vulcan Materials Co.	2,605	750,579
		9,163,178
Media — 10.8%
Booking Holdings, Inc.	1,198	6,231,972
Comcast Corp. - Class A	176,960	7,642,902
Electronic Arts, Inc.	3,698	605,252
Expedia Group, Inc. (a)	5,276	974,055
Fox Corp. - Class A	13,462	634,329
GoDaddy, Inc. - Class A (a)	17,830	3,522,673
Meta Platforms, Inc. - Class A	49,560	28,463,299
Netflix, Inc. (a)	14,906	13,218,790
VeriSign, Inc. (a)	17,786	3,329,184
		64,622,456
Oil & Gas — 2.4%
ConocoPhillips	12,300	1,332,582
EOG Resources, Inc.	9,468	1,261,706
Exxon Mobil Corp.	83,012	9,792,095

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Targa Resources Corp.	8,309	$1,697,529
		14,083,912
Real Estate — 2.5%
American Tower Corp.	17,446	3,646,214
Camden Property Trust	4,842	609,124
CBRE Group, Inc. - Class A (a)	9,926	1,389,541
Equity Residential	8,079	619,336
Healthpeak Properties, Inc.	26,641	585,835
Kimco Realty Corp.	28,729	734,600
Mid-America Apartment Communities, Inc.	3,698	607,064
Public Storage	4,689	1,632,006
Regency Centers Corp.	7,981	603,284
Simon Property Group, Inc.	15,066	2,766,118
VICI Properties, Inc.	19,005	619,753
Welltower, Inc.	8,124	1,122,574
		14,935,449
Retail & Wholesale — Discretionary — 3.9%
Home Depot, Inc.	26,525	11,382,673
Lowe’s Cos., Inc.	10,170	2,770,613
O’Reilly Automotive, Inc. (a)	2,449	3,044,646
TJX Cos., Inc.	48,130	6,049,460
		23,247,392
Retail & Wholesale — Staples — 3.4%
Dollar General Corp.	7,906	610,897
Kroger Co.	34,993	2,137,372
Walmart, Inc.	190,566	17,627,355
		20,375,624
Software & Tech Services — 7.8%
Accenture PLC - Class A	16,983	6,154,130
EPAM Systems, Inc. (a)	12,310	3,002,655
Fortinet, Inc. (a)	43,036	4,090,572
Leidos Holdings, Inc.	7,468	1,235,207
Microsoft Corp.	58,137	24,618,694
Salesforce, Inc.	13,128	4,332,109
Tyler Technologies, Inc. (a)	5,430	3,416,393
		46,849,760
Tech Hardware & Semiconductors — 15.3%
Apple, Inc.	131,870	31,296,707
Applied Materials, Inc.	16,794	2,934,080
Cisco Systems, Inc.	89,062	5,273,361
F5, Inc. (a)	13,265	3,320,893
Garmin, Ltd.	7,740	1,645,524
Micron Technology, Inc.	28,855	2,826,347

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Motorola Solutions, Inc.	12,871	$6,431,639
NVIDIA Corp.	200,541	27,724,793
QUALCOMM, Inc.	25,348	4,018,418
Skyworks Solutions, Inc.	31,068	2,721,246
Teledyne Technologies, Inc. (a)	7,057	3,424,480
		91,617,488
Telecommunications — 3.5%
AT&T, Inc.	346,342	8,021,281
T-Mobile US, Inc.	53,017	13,092,018
		21,113,299
Utilities — 2.5%
American Electric Power Co., Inc.	22,881	2,284,897
CMS Energy Corp.	8,648	602,852
Consolidated Edison, Inc.	10,922	1,098,644
Duke Energy Corp.	17,880	2,092,854
Evergy, Inc.	9,288	600,283
Exelon Corp.	32,957	1,303,779
PG&E Corp.	88,299	1,909,907
PPL Corp.	17,662	616,934
Southern Co.	18,514	1,650,153
Vistra Corp.	13,646	2,181,177
Xcel Energy, Inc.	8,600	624,016
		14,965,496
TOTAL COMMON STOCKS (Cost $530,312,622)		592,149,126

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 4.50% (b)	1,908,442	1,908,442
TOTAL SHORT-TERM INVESTMENTS (Cost $1,908,442)		1,908,442

TOTAL INVESTMENTS — 99.2% (Cost $532,221,064)		594,057,568
Other Assets in Excess of Liabilities — 0.8%		4,820,778
TOTAL NET ASSETS — 100.0%		$598,878,346

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments November 30, 2024

	Shares	Value
COMMON STOCKS — 99.6%
Banking — 1.2%
Citizens Financial Group, Inc.	7,608	$366,249
Huntington Bancshares, Inc.	24,278	437,247
KeyCorp	15,770	307,199
PNC Financial Services Group, Inc.	6,655	1,428,962
Regions Financial Corp.	15,303	417,160
Truist Financial Corp.	22,419	1,068,938
US Bancorp	26,150	1,393,533
		5,419,288
Consumer Discretionary Products — 4.5%
Aptiv PLC (a)	4,555	252,939
Deckers Outdoor Corp. (a)	2,549	499,502
DR Horton, Inc.	4,945	834,617
Fortune Brands Innovations, Inc.	2,084	163,177
Nike, Inc. - Class B	20,299	1,598,952
NVR, Inc. (a)	40	369,423
PulteGroup, Inc.	3,507	474,392
Rivian Automotive, Inc. - Class A (a)	12,397	151,616
Tesla, Inc. (a)	48,014	16,572,512
		20,917,130
Consumer Discretionary Services — 1.5%
Darden Restaurants, Inc.	1,999	352,364
Domino’s Pizza, Inc.	584	278,095
Hilton Worldwide Holdings, Inc.	4,180	1,059,379
McDonald’s Corp.	12,062	3,570,473
Royal Caribbean Cruises Ltd.	4,079	995,521
Yum! Brands, Inc.	4,714	654,963
		6,910,795
Consumer Staple Products — 4.5%
Campbell Soup Co.	3,247	150,011
Church & Dwight Co., Inc.	4,091	450,542
Clorox Co.	2,072	346,376
Coca-Cola Co.	68,535	4,391,723
Colgate-Palmolive Co.	13,037	1,259,765
Conagra Brands, Inc.	8,006	220,565
General Mills, Inc.	9,342	619,001
Hormel Foods Corp.	5,043	163,545
J M Smucker Co.	1,781	209,784
Kellanova	4,581	372,389
Keurig Dr Pepper, Inc.	18,152	592,663
Kimberly-Clark Corp.	5,637	785,516
Lamb Weston Holdings, Inc.	2,416	186,612
McCormick & Co., Inc.	4,214	330,420
PepsiCo, Inc.	22,983	3,756,571

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Procter & Gamble Co.	39,479	$7,077,006
		20,912,489
Financial Services — 9.9%
Ally Financial, Inc.	4,573	182,828
American Express Co.	9,628	2,933,459
Ameriprise Financial, Inc.	1,661	953,364
Annaly Capital Management, Inc.	8,374	166,894
Bank of New York Mellon Corp.	12,337	1,010,030
Blackrock, Inc.	2,493	2,549,840
Broadridge Financial Solutions, Inc.	1,975	466,139
Capital One Financial Corp.	6,388	1,226,560
CBOE Global Markets, Inc.	1,762	380,328
Charles Schwab Corp.	25,307	2,094,407
Discover Financial Services	4,189	764,199
FactSet Research Systems, Inc.	634	311,085
Fair Isaac Corp. (a)	410	973,762
Fidelity National Information Services, Inc.	9,304	793,631
Fiserv, Inc. (a)	9,807	2,166,955
Franklin Resources, Inc.	4,842	110,204
Intercontinental Exchange, Inc.	9,608	1,546,504
LPL Financial Holdings, Inc.	1,252	407,088
MarketAxess Holdings, Inc.	634	164,009
MasterCard, Inc. - Class A	13,916	7,416,393
Moody’s Corp.	2,750	1,374,945
Morgan Stanley	20,414	2,686,687
Nasdaq, Inc.	7,243	601,097
Northern Trust Corp.	3,416	379,723
PayPal Holdings, Inc. (a)	16,618	1,441,944
Raymond James Financial, Inc.	3,285	556,085
S&P Global, Inc.	5,363	2,802,221
State Street Corp.	5,008	493,338
Synchrony Financial	6,600	445,632
T. Rowe Price Group, Inc.	3,733	462,295
TransUnion	3,246	329,469
Visa, Inc. - Class A	26,388	8,314,331
		46,505,446
Health Care — 10.1%
ABIOMED INC (a)(b)	239	0
Agilent Technologies, Inc.	4,876	672,742
Align Technology, Inc. (a)	1,195	278,160
Amgen, Inc.	8,977	2,539,324
Avantor, Inc. (a)	11,347	238,968
Biogen, Inc. (a)	2,431	390,492
Bio-Techne Corp.	2,629	198,121

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Bristol-Myers Squibb Co.	34,046	$2,016,204
Catalent, Inc. (a)	3,028	185,041
Cencora, Inc.	2,999	754,398
Cigna Group	4,747	1,603,537
Cooper Cos., Inc. (a)	3,327	347,538
Danaher Corp.	11,172	2,677,817
DaVita, Inc. (a)	878	145,897
Dexcom, Inc. (a)	6,635	517,464
Edwards Lifesciences Corp. (a)	10,116	721,777
Elevance Health, Inc.	3,878	1,578,191
Eli Lilly & Co.	13,546	10,773,811
GE HealthCare Technologies, Inc.	7,262	604,344
Gilead Sciences, Inc.	20,828	1,928,256
HCA Healthcare, Inc.	3,280	1,073,282
Henry Schein, Inc. (a)	2,135	164,502
Hologic, Inc. (a)	3,905	310,447
Humana, Inc.	2,013	596,613
IDEXX Laboratories, Inc. (a)	1,382	582,858
Insulet Corp. (a)	1,160	309,465
IQVIA Holdings, Inc. (a)	3,043	611,156
Johnson & Johnson	40,388	6,260,544
Labcorp Holdings, Inc.	1,410	340,036
Merck & Co., Inc.	42,447	4,314,313
Mettler-Toledo International, Inc. (a)	353	441,674
Molina Healthcare, Inc. (a)	973	289,857
Neurocrine Biosciences, Inc. (a)	1,686	213,700
Quest Diagnostics, Inc.	1,856	301,897
Solventum Corp. (a)	2,456	175,629
STERIS PLC	1,652	361,887
Teleflex, Inc.	784	151,194
Waters Corp. (a)	991	381,257
West Pharmaceutical Services, Inc.	1,218	396,678
Zimmer Biomet Holdings, Inc.	3,444	386,072
Zoetis, Inc.	7,628	1,336,807
		47,171,950
Industrial Products — 5.3%
3M Co.	9,233	1,232,882
Allegion PLC	1,452	204,500
Axon Enterprise, Inc. (a)	1,192	771,176
Carrier Global Corp.	13,534	1,047,126
Caterpillar, Inc.	8,179	3,321,574
CNH Industrial NV	14,714	184,808
Cummins, Inc.	2,283	856,216
Deere & Co.	4,365	2,033,654
Dover Corp.	2,296	472,746

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Eaton Corp. PLC	6,666	$2,502,550
Fortive Corp.	5,875	466,064
General Electric Co.	18,327	3,338,446
Graco, Inc.	2,827	257,483
IDEX Corp.	1,256	289,671
Illinois Tool Works, Inc.	4,989	1,384,547
Ingersoll Rand, Inc.	6,730	701,064
Johnson Controls International PLC	11,270	945,102
Keysight Technologies, Inc. (a)	2,914	497,828
Lennox International, Inc.	539	359,583
Pentair PLC	2,764	301,248
Rockwell Automation, Inc.	1,898	560,176
Toro Co.	1,734	150,997
Trane Technologies PLC	3,769	1,568,733
Trimble, Inc. (a)	4,083	297,937
Veralto Corp.	4,128	446,608
Xylem, Inc.	4,053	513,718
		24,706,437
Industrial Services — 3.1%
Automatic Data Processing, Inc.	6,852	2,103,084
CH Robinson Worldwide, Inc.	1,951	205,987
Cintas Corp.	6,119	1,381,609
CSX Corp.	32,647	1,193,248
Delta Air Lines, Inc.	2,697	172,122
EMCOR Group, Inc.	782	398,914
Expeditors International of Washington, Inc.	2,355	286,462
JB Hunt Transport Services, Inc.	1,377	260,404
Knight-Swift Transportation Holdings, Inc.	2,699	160,213
Old Dominion Freight Line, Inc.	3,256	733,056
Paychex, Inc.	5,429	794,100
Quanta Services, Inc.	2,439	840,284
Union Pacific Corp.	10,192	2,493,575
United Parcel Service, Inc. - Class B	12,206	1,656,598
United Rentals, Inc.	1,107	958,662
WW Grainger, Inc.	738	889,541
		14,527,859
Insurance — 2.3%
Aflac, Inc.	9,032	1,029,648
Allstate Corp.	4,406	913,760
Arch Capital Group Ltd.	6,283	632,824
Assurant, Inc.	868	197,123
Equitable Holdings, Inc.	5,433	262,034
Hartford Financial Services Group, Inc.	4,945	609,768
Marsh & McLennan Cos., Inc.	8,255	1,925,314

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Principal Financial Group, Inc.	3,921	$341,480
Progressive Corp.	9,810	2,637,713
Prudential Financial, Inc.	5,996	775,942
Travelers Cos., Inc.	3,835	1,020,263
Willis Towers Watson PLC	1,708	549,976
		10,895,845
Materials — 2.7%
Air Products & Chemicals, Inc.	3,719	1,243,373
Avery Dennison Corp.	1,344	276,797
Ball Corp.	5,194	322,859
CRH PLC	11,463	1,172,321
Ecolab, Inc.	4,295	1,068,467
International Flavors & Fragrances, Inc.	4,256	388,828
International Paper Co.	5,523	324,918
Linde PLC	8,042	3,707,282
LyondellBasell Industries NV - Class A	4,364	363,696
Martin Marietta Materials, Inc.	1,022	613,200
Newmont Goldcorp Corp.	19,371	812,420
Nucor Corp.	3,995	617,986
Owens Corning	1,444	296,915
PPG Industries, Inc.	3,919	487,406
Smurfit WestRock PLC	8,691	478,179
Steel Dynamics, Inc.	2,495	362,449
		12,537,096
Media — 9.4%
Alphabet, Inc. - Class A	98,514	16,643,940
Alphabet, Inc. - Class C	84,774	14,453,119
Booking Holdings, Inc.	565	2,939,119
Charter Communications, Inc. - Class A (a)	1,561	619,662
Comcast Corp. - Class A	65,434	2,826,094
DoorDash, Inc. - Class A (a)	5,096	919,726
Electronic Arts, Inc.	4,225	691,506
Fox Corp. - Class A	3,866	182,166
Fox Corp. - Class B	2,364	105,742
Interpublic Group of Cos., Inc.	6,310	194,411
Omnicom Group, Inc.	3,275	343,286
Take-Two Interactive Software, Inc. (a)	2,781	523,885
Walt Disney Co.	30,536	3,587,064
		44,029,720
Oil & Gas — 1.9%
Baker Hughes & GE Co., Class A	16,710	734,405
Cheniere Energy, Inc.	3,833	858,630
Halliburton Co.	14,842	472,866
HF Sinclair Corp.	2,716	111,166

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Marathon Petroleum Corp.	5,894	$920,348
ONEOK, Inc.	9,757	1,108,395
Phillips 66	7,101	951,392
Schlumberger, Ltd.	23,919	1,051,001
Targa Resources Corp.	3,521	719,340
Valero Energy Corp.	5,489	763,410
Williams Cos., Inc.	20,378	1,192,521
		8,883,474
Real Estate — 2.3%
American Tower Corp.	7,805	1,631,245
BXP, Inc.	2,491	204,237
CBRE Group, Inc. - Class A (a)	5,133	718,569
Crown Castle, Inc.	7,273	772,756
Digital Realty Trust, Inc.	5,427	1,062,010
Equinix, Inc.	1,586	1,556,627
Healthpeak Properties, Inc.	11,802	259,526
Iron Mountain, Inc.	4,880	603,509
Prologis, Inc.	15,524	1,812,893
SBA Communications Corp.	1,791	405,214
Welltower, Inc.	10,029	1,385,807
Weyerhaeuser Co.	12,215	394,056
		10,806,449
Renewable Energy — 0.1%
Enphase Energy, Inc. (a)	2,275	162,321
First Solar, Inc. (a)	1,699	338,560
		500,881
Retail & Wholesale — Discretionary — 4.4%
AutoZone, Inc. (a)	283	896,980
Bath & Body Works, Inc.	3,541	128,326
Best Buy Co., Inc.	3,420	307,800
Burlington Stores, Inc. (a)	1,066	300,484
CarMax, Inc. (a)	2,598	218,154
Dick’s Sporting Goods, Inc.	964	199,779
eBay, Inc.	8,403	531,826
Ferguson Enterprises, Inc.	3,372	728,116
Genuine Parts Co.	2,328	295,027
Home Depot, Inc.	16,573	7,111,972
LKQ Corp.	4,460	175,233
Lowe’s Cos., Inc.	9,521	2,593,806
Lululemon Athletica, Inc. (a)	1,901	609,575
MercadoLibre, Inc. (a)	764	1,516,670
O’Reilly Automotive, Inc. (a)	985	1,224,572
Pool Corp.	636	239,829
TJX Cos., Inc.	18,921	2,378,180

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Tractor Supply Co.	1,796	$509,471
Ulta Beauty, Inc. (a)	795	307,379
Williams-Sonoma, Inc.	2,145	368,983
		20,642,162
Retail & Wholesale — Staples — 0.5%
Albertsons Cos., Inc. - Class A	6,316	125,373
Bunge Global SA	2,368	212,504
Kroger Co.	11,479	701,137
Target Corp.	7,745	1,024,741
Walgreens Boots Alliance, Inc.	12,288	110,838
		2,174,593
Software & Tech Services — 18.2%
Accenture PLC - Class A	10,503	3,805,972
Adobe, Inc. (a)	7,408	3,822,009
Akamai Technologies, Inc. (a)	2,546	239,375
ANSYS, Inc. (a)	1,461	512,957
Aspen Technology, Inc. (a)	475	118,750
Atlassian Corp. - Class A (a)	2,672	704,286
Autodesk, Inc. (a)	3,597	1,049,964
Cadence Design Systems, Inc. (a)	4,558	1,398,440
Dayforce, Inc. (a)	2,647	211,734
DocuSign, Inc. (a)	3,420	272,540
Gartner, Inc. (a)	1,294	670,201
Gen Digital, Inc.	9,410	290,298
HubSpot, Inc. (a)	809	583,329
International Business Machines Corp.	15,360	3,493,018
Intuit, Inc.	4,667	2,994,954
Manhattan Associates, Inc. (a)	1,030	294,003
Microsoft Corp.	118,282	50,087,696
Palo Alto Networks, Inc. (a)	5,396	2,092,677
PTC, Inc. (a)	2,001	400,320
Salesforce, Inc.	16,220	5,352,438
ServiceNow, Inc. (a)	3,427	3,596,431
Synopsys, Inc. (a)	2,563	1,431,410
Twilio, Inc. - Class A (a)	2,716	283,931
Workday, Inc. - Class A (a)	3,549	887,215
Zscaler, Inc. (a)	1,516	313,190
		84,907,138
Tech Hardware & Semiconductors — 15.9%
Advanced Micro Devices, Inc. (a)	27,055	3,711,270
Applied Materials, Inc.	13,879	2,424,800
Hewlett Packard Enterprise Co.	21,741	461,344
HP, Inc.	16,413	581,512
Intel Corp.	71,277	1,714,212

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Juniper Networks, Inc.	5,442	$195,477
Lam Research Corp.	21,927	1,619,967
Marvell Technology, Inc.	14,522	1,346,044
NetApp, Inc.	3,437	421,514
NVIDIA Corp.	411,667	56,912,963
NXP Semiconductors NV	4,271	979,639
Seagate Technology Holdings PLC	3,342	338,645
Texas Instruments, Inc.	15,260	3,067,718
Western Digital Corp. (a)	5,467	399,036
		74,174,141
Telecommunications — 0.7%
Verizon Communications, Inc.	70,394	3,121,270

Utilities — 1.1%
American Water Works Co., Inc.	3,254	445,603
Atmos Energy Corp.	2,514	380,418
CMS Energy Corp.	4,996	348,271
Consolidated Edison, Inc.	5,789	582,316
Edison International	6,438	564,935
Essential Utilities, Inc.	4,347	174,010
Eversource Energy	5,895	380,169
Exelon Corp.	16,722	661,522
NiSource, Inc.	7,494	285,446
NRG Energy, Inc.	3,478	353,400
Sempra	10,575	990,560
		5,166,650
TOTAL COMMON STOCKS (Cost $349,540,675)		464,910,813

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
First American Treasury Obligations Fund - Class X, 4.50% (c)	2,076,144	$2,076,144
TOTAL SHORT-TERM INVESTMENTS (Cost $2,076,144)		2,076,144

TOTAL INVESTMENTS — 100.0% (Cost $351,616,819)		466,986,957
Other Assets in Excess of Liabilities — 0.0% (d)		126,198
TOTAL NET ASSETS — 100.0%		$467,113,155

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.

(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

(d)	Represents less than 0.05% of net assets.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund Schedule of Investments November 30, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 99.4%
iShares iBoxx Investment Grade Corporate Bond ETF (a)	77,545	$8,572,600
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	152,047	14,011,131
iShares Preferred and Income Securities ETF (a)	1,011,945	33,343,588
SPDR Blackstone Senior Loan ETF (b)	1,491,227	62,750,832
SPDR Bloomberg 1-3 Month T-Bill ETF (a)	91,545	8,402,000
SPDR Bloomberg Convertible Securities ETF	373,619	30,584,451
VanEck Fallen Angel High Yield Bond ETF	708,819	20,740,044
Vanguard Total International Bond ETF	169,869	8,586,878
Xtrackers USD High Yield Corporate Bond ETF	1,061,765	39,030,482
TOTAL EXCHANGE TRADED FUNDS (Cost $221,609,769)		226,022,006

SHORT-TERM INVESTMENTS — 23.7%
Investments Purchased with Proceeds from Securities Lending — 23.0%
First American Government Obligations Fund - Class X, 4.50% (c)	52,418,946	52,418,946

Money Market Funds — 0.7%
First American Treasury Obligations Fund - Class X, 4.55% (c)	1,583,113	1,583,113
TOTAL SHORT-TERM INVESTMENTS (Cost $54,002,059)		54,002,059

TOTAL INVESTMENTS — 123.1% (Cost $275,611,828)		280,024,065
Liabilities in Excess of Other Assets — (23.1)%		(52,571,467)
TOTAL NET ASSETS — 100.0%		$227,452,598

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $51,518,457 which represented 22.7% of net assets.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments November 30, 2024

	Shares	Value
COMMON STOCKS — 96.5%
Banking — 6.8%
Ameris Bancorp	15,308	$1,075,846
Axos Financial, Inc. (a)	10,993	910,770
Bancorp, Inc. (a)	6,316	369,044
BankUnited, Inc.	14,930	628,105
Banner Corp.	6,338	472,751
Brookline Bancorp, Inc.	23,023	289,860
Central Pacific Financial Corp.	7,856	250,764
Columbia Banking System, Inc.	37,621	1,166,627
First BanCorp	37,534	776,203
First Commonwealth Financial Corp.	19,434	365,942
First Financial Bancorp	17,991	531,274
First Horizon Corp.	98,180	2,074,543
Fulton Financial Corp.	38,132	822,889
Hancock Whitney Corp.	11,633	690,768
Heritage Financial Corp.	10,676	282,380
Hilltop Holdings, Inc.	13,785	436,295
Hope Bancorp, Inc.	22,262	303,208
International Bancshares Corp.	12,729	930,872
OFG Bancorp	11,198	508,613
Pathward Financial, Inc.	5,623	471,657
Prosperity Bancshares, Inc.	18,942	1,586,014
S&T Bancorp, Inc.	6,669	285,367
Simmons First National Corp. - Class A	23,055	563,925
Stellar Bancorp, Inc.	8,941	277,260
Texas Capital Bancshares, Inc. (a)	7,279	643,828
Veritex Holdings, Inc.	9,455	287,527
Westamerica BanCorp	4,675	267,550
		17,269,882
Consumer Discretionary Products — 5.9%
Armstrong World Industries, Inc.	8,045	1,285,832
Autoliv, Inc.	6,483	642,595
Carter’s, Inc.	3,542	193,287
Century Communities, Inc.	2,564	231,683
Dorman Products, Inc. (a)	6,207	868,856
Green Brick Partners, Inc. (a)	4,244	303,276
Griffon Corp.	7,503	632,503
Harley-Davidson, Inc.	5,945	199,930
HNI Corp.	10,042	568,879
Interface, Inc.	12,172	323,167
KB Home	4,721	390,616
M/I Homes, Inc. (a)	6,122	1,010,314
Masterbrand, Inc. (a)	25,130	434,749
Meritage Homes Corp.	4,648	888,093

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Phinia, Inc.	5,021	$281,578
Revelyst, Inc. (a)	5,813	109,866
Skechers USA, Inc. - Class A (a)	23,496	1,499,515
Standard Motor Products, Inc.	7,016	230,686
Taylor Morrison Home Corp. (a)	10,202	753,622
Toll Brothers, Inc.	18,925	3,125,842
Tri Pointe Homes, Inc. (a)	16,255	707,580
Visteon Corp. (a)	3,222	300,838
		14,983,307
Consumer Discretionary Services — 3.6%
Adtalem Global Education, Inc. (a)	8,395	767,387
Boyd Gaming Corp.	12,292	907,764
Brinker International, Inc. (a)	8,652	1,144,400
Graham Holdings Co. - Class B	418	389,208
Grand Canyon Education, Inc. (a)	5,371	884,013
Madison Square Garden Sports Corp. (a)	2,691	618,795
Monarch Casino & Resort, Inc.	3,675	308,737
Perdoceo Education Corp.	10,391	285,233
PROG Holdings, Inc.	10,010	487,087
Strategic Education, Inc.	2,909	287,438
Stride, Inc. (a)	5,757	615,250
Texas Roadhouse, Inc.	9,943	2,041,000
TKO Group Holdings, Inc. (a)	1,832	252,743
Upbound Group, Inc.	7,276	250,222
		9,239,277
Consumer Staple Products — 5.3%
BellRing Brands, Inc. (a)	21,097	1,655,271
Cal-Maine Foods, Inc.	9,527	929,930
Central Garden & Pet Co. - Class A (a)	13,410	453,124
Coca-Cola Consolidated, Inc.	2,046	2,668,577
Fresh Del Monte Produce, Inc.	8,977	302,974
Ingredion, Inc.	16,397	2,415,934
John B Sanfilippo & Son, Inc.	2,421	209,053
Pilgrim’s Pride Corp. (a)	49,520	2,555,727
Post Holdings, Inc. (a)	13,789	1,661,299
Prestige Consumer Healthcare, Inc. (a)	3,195	270,840
Quanex Building Products Corp.	8,339	248,169
USANA Health Sciences, Inc. (a)	6,120	235,804
		13,606,702
Financial Services — 11.7%
Affiliated Managers Group, Inc.	6,120	1,147,745
Brightsphere Investment Group, Inc.	9,092	283,489
Enova International, Inc. (a)	6,301	664,818
Essent Group Ltd.	23,695	1,369,097

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Evercore, Inc. - Class A	8,005	$2,464,739
Federated Investors, Inc. - Class B	19,375	828,281
Fidelity National Financial, Inc.	66,688	4,227,352
Interactive Brokers Group, Inc. - Class A	27,788	5,310,009
Janus Henderson Group PLC	34,104	1,544,229
MGIC Investment Corp.	57,204	1,502,177
Morningstar, Inc.	6,299	2,230,791
Mr Cooper Group, Inc. (a)	14,609	1,441,470
Piper Sandler Cos.	3,312	1,135,983
PJT Partners, Inc. - Class A	3,082	515,804
SEI Investments Co.	22,087	1,825,049
StoneX Group, Inc. (a)	6,881	713,973
Virtu Financial, Inc. - Class A	21,901	817,126
Voya Financial, Inc.	21,516	1,785,828
		29,807,960
Health Care — 7.9%
Addus HomeCare Corp. (a)	3,685	452,665
Alkermes PLC (a)	8,215	238,399
Amedisys, Inc. (a)	2,369	216,550
Amphastar Pharmaceuticals, Inc. (a)	4,726	213,568
Avanos Medical, Inc. (a)	9,634	184,587
Catalyst Pharmaceuticals, Inc. (a)	12,987	286,623
Chemed Corp.	1,860	1,064,645
Collegium Pharmaceutical, Inc. (a)	5,915	180,407
Concentra Group Holdings Parent, Inc.	12,451	271,692
CONMED Corp.	3,223	238,631
CorVel Corp. (a)	1,880	686,952
Encompass Health Corp.	23,314	2,399,943
Exelixis, Inc. (a)	32,057	1,168,798
Globus Medical, Inc. - Class A (a)	3,227	276,263
Halozyme Therapeutics, Inc. (a)	4,767	229,769
Innoviva, Inc. (a)	11,938	226,703
Jazz Pharmaceuticals PLC (a)	6,854	833,378
Lantheus Holdings, Inc. (a)	3,550	316,909
Merit Medical Systems, Inc. (a)	3,901	405,314
National HealthCare Corp.	1,845	230,994
Neurocrine Biosciences, Inc. (a)	4,854	615,245
Omnicell, Inc. (a)	5,274	245,716
Organon & Co.	16,945	268,917
Pacira BioSciences, Inc. (a)	15,449	261,243
Pediatrix Medical Group, Inc. (a)	20,151	301,459
Phibro Animal Health Corp. - Class A	10,233	239,145
Premier, Inc. - Class A	11,560	264,724
Protagonist Therapeutics, Inc. (a)	7,742	339,100
Select Medical Holdings Corp.	15,430	325,727

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Tenet Healthcare Corp. (a)	24,926	$3,556,442
United Therapeutics Corp. (a)	9,736	3,607,091
		20,147,599
Industrial Products — 5.5%
Alamo Group, Inc.	1,266	253,137
Albany International Corp. - Class A	2,603	215,789
Badger Meter, Inc.	1,437	311,570
BWX Technologies, Inc.	14,172	1,854,406
Curtiss-Wright Corp.	7,766	2,901,611
Donaldson Co., Inc.	19,275	1,504,414
Enerpac Tool Group Corp.	5,900	284,734
ESCO Technologies, Inc.	1,786	265,060
Flowserve Corp.	10,753	656,148
Franklin Electric Co., Inc.	5,304	574,423
Gibraltar Industries, Inc. (a)	3,282	237,748
Graco, Inc.	9,610	875,279
ITT, Inc.	6,554	1,023,210
Mueller Industries, Inc.	12,430	1,003,971
Powell Industries, Inc.	1,026	274,332
Tennant Co.	2,578	227,818
Trinity Industries, Inc.	15,014	566,028
Vontier Corp.	6,843	268,656
Watts Water Technologies, Inc. - Class A	3,447	743,828
		14,042,162
Industrial Services — 8.1%
ABM Industries, Inc.	11,203	640,476
Alaska Air Group, Inc. (a)	5,117	269,154
Applied Industrial Technologies, Inc.	3,314	910,422
Aramark	36,846	1,499,264
Brady Corp. - Class A	11,344	849,552
Brink’s Co.	7,684	743,120
Comfort Systems USA, Inc.	5,448	2,687,335
Dorian LPG Ltd.	6,728	164,634
Dycom Industries, Inc. (a)	2,798	506,886
EMCOR Group, Inc.	8,129	4,146,765
Everus Construction Group, Inc. (a)	2,983	189,898
Frontdoor, Inc. (a)	18,779	1,100,449
FTI Consulting, Inc. (a)	4,702	952,249
Heidrick & Struggles International, Inc.	5,988	276,286
Hub Group, Inc. - Class A	5,057	261,143
Kirby Corp. (a)	6,911	874,311
Knight-Swift Transportation Holdings, Inc.	4,254	252,517
Korn Ferry	6,752	528,952
Landstar System, Inc.	1,202	223,476

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
LiveRamp Holdings, Inc. (a)	9,341	$283,593
Matson, Inc.	6,125	938,227
Ryder System, Inc.	3,969	670,126
SkyWest, Inc. (a)	9,182	1,053,543
UniFirst Corp.	2,627	527,685
World Kinect Corp.	7,467	216,170
		20,766,233
Insurance — 7.3%
CNO Financial Group, Inc.	25,936	1,034,846
Horace Mann Educators Corp.	9,353	391,610
Jackson Financial, Inc. - Class A	11,620	1,164,208
Mercury General Corp.	14,349	1,132,997
NMI Holdings, Inc. - Class A (a)	19,900	795,801
Old Republic International Corp.	64,682	2,520,658
Reinsurance Group of America, Inc.	16,334	3,730,686
RenaissanceRe Holdings Ltd.	11,225	3,212,034
SiriusPoint Ltd. (a)	39,685	611,943
United Fire Group, Inc.	11,114	340,088
Unum Group	46,966	3,611,685
		18,546,556
Materials — 9.4%
Apogee Enterprises, Inc.	3,312	278,904
AptarGroup, Inc.	10,729	1,855,688
Axalta Coating Systems Ltd. (a)	52,981	2,143,611
Balchem Corp.	2,743	495,166
Berry Global Group, Inc.	15,049	1,088,193
CONSOL Energy, Inc.	2,195	286,886
Crown Holdings, Inc.	28,012	2,579,625
Innospec, Inc.	2,037	241,609
Knife River Corp. (a)	10,749	1,112,522
Koppers Holdings, Inc.	6,278	241,452
Louisiana-Pacific Corp.	17,031	2,013,064
Magnera Corp. (a)	4,037	82,678
MDU Resources Group, Inc.	11,948	239,438
Minerals Technologies, Inc.	3,632	296,262
NewMarket Corp.	1,928	1,028,704
Owens Corning	12,292	2,527,481
Reliance, Inc.	2,410	774,188
RPM International, Inc.	17,991	2,496,791
Sealed Air Corp.	24,883	910,718
Sensient Technologies Corp.	3,736	290,063
Sonoco Products Co.	13,130	681,184
Sylvamo Corp.	6,078	560,939
UFP Industries, Inc.	9,042	1,228,808

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
WD-40 Co.	880	$243,839
Worthington Steel, Inc.	6,816	305,629
		24,003,442
Media — 1.0%
Cable One, Inc.	637	267,680
Cars.com, Inc. (a)	13,728	272,775
HealthStream, Inc.	8,039	266,091
New York Times Co. - Class A	24,509	1,329,858
Scholastic Corp.	7,175	189,277
Yelp, Inc. (a)	6,564	250,876
		2,576,557
Oil & Gas — 2.2%
Antero Midstream Corp.	52,377	836,461
Archrock, Inc.	16,021	410,458
Chord Energy Corp.	2,038	259,886
DNOW, Inc. (a)	18,090	272,254
HF Sinclair Corp.	5,571	228,021
Innovex International, Inc. (a)	15,803	257,115
Matador Resources Co.	4,665	279,946
Murphy Oil Corp.	6,810	221,121
NOV, Inc.	37,195	595,864
Ovintiv, Inc.	14,821	673,170
Permian Resources Corp.	75,993	1,190,050
Viper Energy, Inc.	6,543	354,042
		5,578,388
Real Estate — 5.9%
Agree Realty Corp.	5,874	451,123
American Assets Trust, Inc.	9,935	282,551
Brixmor Property Group, Inc.	65,435	1,967,631
CareTrust REIT, Inc.	33,693	1,003,715
Community Healthcare Trust, Inc.	12,754	241,051
Cousins Properties, Inc.	23,759	754,111
Cushman & Wakefield PLC (a)	16,903	258,616
EPR Properties	8,395	380,881
Four Corners Property Trust, Inc.	7,859	233,491
Getty Realty Corp.	7,222	237,459
Highwoods Properties, Inc.	6,927	224,851
Innovative Industrial Properties, Inc.	1,702	185,552
Jones Lang LaSalle, Inc. (a)	8,554	2,400,252
NNN REIT, Inc.	27,239	1,197,971
Omega Healthcare Investors, Inc.	40,181	1,631,750
Sabra Health Care REIT, Inc.	22,337	418,372
Saul Centers, Inc.	5,501	226,146
Tanger, Inc.	12,398	458,354

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Urban Edge Properties	23,428	$539,078
WP Carey, Inc.	34,725	1,981,409
		15,074,364
Renewable Energy — 0.3%
EnerSys	6,075	587,210
REX American Resources Corp. (a)	4,977	215,554
		802,764
Retail & Wholesale — Discretionary — 3.6%
Abercrombie & Fitch Co. - Class A (a)	8,835	1,322,511
Academy Sports & Outdoors, Inc.	3,944	194,242
American Eagle Outfitters, Inc.	14,208	273,362
Buckle, Inc.	5,262	274,098
Burlington Stores, Inc. (a)	7,510	2,116,919
ePlus, Inc. (a)	4,465	361,040
FirstCash Holdings, Inc.	8,409	915,404
Gap, Inc.	29,065	704,826
G-III Apparel Group Ltd. (a)	7,616	225,662
Group 1 Automotive, Inc.	580	246,964
La-Z-Boy, Inc.	5,337	241,606
Nordstrom, Inc.	11,286	256,305
PC Connection, Inc.	4,100	297,578
Sally Beauty Holdings, Inc. (a)	16,954	236,169
ScanSource, Inc. (a)	4,823	243,127
Shoe Carnival, Inc.	5,311	179,299
Urban Outfitters, Inc. (a)	7,059	343,985
Victoria’s Secret & Co. (a)	16,778	651,658
		9,084,755
Retail & Wholesale — Staples — 3.4%
Performance Food Group Co. (a)	31,083	2,742,764
SpartanNash Co.	10,304	195,570
Sprouts Farmers Market, Inc. (a)	16,334	2,523,276
US Foods Holding Corp. (a)	47,152	3,289,795
		8,751,405
Software & Tech Services — 4.6%
ACI Worldwide, Inc. (a)	23,362	1,327,429
Agilysys, Inc. (a)	2,107	282,970
Box, Inc. - Class A (a)	14,896	522,701
CACI International, Inc. - Class A (a)	5,372	2,470,475
Commvault Systems, Inc. (a)	7,067	1,212,627
Dropbox, Inc. - Class A (a)	40,915	1,131,709
Dynatrace, Inc. (a)	17,211	967,086
ExlService Holdings, Inc. (a)	27,073	1,255,104
Genpact Ltd.	25,413	1,173,064
Maximus, Inc.	14,172	1,055,814

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
Progress Software Corp.	4,006	$274,050
		11,673,029
Tech Hardware & Semiconductors — 2.6%
A10 Networks, Inc.	16,117	274,795
Alpha & Omega Semiconductor Ltd. (a)	6,274	260,183
Amkor Technology, Inc.	7,561	199,913
Arrow Electronics, Inc. (a)	3,903	468,984
Benchmark Electronics, Inc.	5,238	253,991
Ciena Corp. (a)	3,761	262,217
Cirrus Logic, Inc. (a)	2,290	239,190
Dolby Laboratories, Inc. - Class A	3,004	235,273
Fabrinet (a)	970	227,543
FormFactor, Inc. (a)	5,020	201,101
Harmonic, Inc. (a)	15,870	203,453
InterDigital, Inc.	2,420	474,223
Onto Innovation, Inc. (a)	1,099	180,434
Photronics, Inc. (a)	9,363	233,232
Plexus Corp. (a)	3,145	517,038
Rambus, Inc. (a)	5,484	317,030
TD SYNNEX Corp.	12,494	1,486,661
TTM Technologies, Inc. (a)	12,786	311,723
Ultra Clean Holdings, Inc. (a)	5,832	224,124
Universal Display Corp.	1,082	178,011
		6,749,119
Telecommunications — 0.2%
Iridium Communications, Inc.	7,606	226,050
Telephone and Data Systems, Inc.	9,928	339,339
		565,389
Utilities — 1.2%
Avista Corp.	13,325	515,544
Black Hills Corp.	11,252	720,915
California Water Service Group	9,736	498,386
Chesapeake Utilities Corp.	1,856	244,528
Northwestern Energy Group, Inc.	5,037	278,244
OGE Energy Corp.	15,356	675,050
Unitil Corp.	3,797	227,896
		3,160,563
TOTAL COMMON STOCKS (Cost $227,585,151)		246,429,453

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2024

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 1.1%
COPT Defense Properties	8,610	$283,700
Equity LifeStyle Properties, Inc.	24,174	1,724,331
Retail Opportunity Investments Corp.	26,333	458,194
Universal Health Realty Income Trust	5,088	214,663
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,634,913)		2,680,888

SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
First American Treasury Obligations Fund - Class X, 4.55% (b)	1,320,192	1,320,192
TOTAL SHORT-TERM INVESTMENTS (Cost $1,320,192)		1,320,192

TOTAL INVESTMENTS — 98.1% (Cost $231,540,256)		250,430,533
Other Assets in Excess of Liabilities — 1.9%		4,849,211
TOTAL NET ASSETS — 100.0%		$255,279,744

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

See accompanying notes to financial statements.

Horizon Funds

Statements of Assets and Liabilities

November 30, 2024

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Assets:
Investments in Securities, at Cost	$897,642,747	$1,215,363,136	$245,410,480
Investments in Securities, at Value (a)	$956,755,037	$1,393,001,987	$248,712,156
Cash	—	—	10,875
Receivable for Investment Securities Sold	—	668,135	—
Receivable for Fund Shares Sold	121,400	1,588,410	177,607
Dividends and Interest Receivable	39,900	16,497	75,645
Dividend Reclaims	285	—	—
Prepaid Expenses and Other Assets	65,939	108,061	45,488
Total Assets	956,982,561	1,395,383,090	249,021,771

Liabilities:
Options Written, at Value (Premiums received $56,011, $2,466,503, and $0)	639	5,737,500	—
Collateral Received for Securities Loaned (Note 5)	39,768,195	4,651,378	11,101,258
Payable for Investment Securities Purchased	—	548,836	—
Payable for Fund Shares Redeemed	9,351,057	2,374,273	32,867
Due to Custodian	—	63,447	—
Accrued Administration Fees	142,500	175,500	40,904
Accrued Advisory Fees	773,143	1,105,295	148,011
Accrued Custodian Fees	13,662	16,328	3,557
Accrued Legal Fees	35,727	32,934	6,624
Accrued Distribution Fees (12b-1) - Advisor Class	3,355	—	427
Accrued Shareholder Servicing Fees - Investor Class	46,438	68,652	6,579
Accrued Trustees Fees	—	1,868	457
Accrued Expenses and Other Liabilities	231,057	179,014	91,977
Total Liabilities	50,365,773	14,955,025	11,432,661

Net Assets	$906,616,788	$1,380,428,065	$237,589,110

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$718,257,603	$1,115,649,697	$316,954,946
Distributable Earnings/(Accumulated Deficit)	188,359,185	264,778,368	(79,365,836)
Net Assets	$906,616,788	$1,380,428,065	$237,589,110

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$863,137,999	$1,370,290,871	$234,450,723
Shares of Beneficial Interest Outstanding	53,215,768	49,966,832	28,338,852

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$16.22	$27.42	$8.27

Advisor Class Shares:
Net Assets	$1,371,198	$1,506,880	$535,104
Shares of Beneficial Interest Outstanding	84,964	55,076	64,139

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$16.14	$27.36	$8.34

Institutional Class Shares:
Net Assets	$42,107,591	$8,630,314	$2,603,283
Shares of Beneficial Interest Outstanding	2,585,328	313,769	316,025

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$16.29	$27.51	$8.24

(a) Includes loaned securities with a value of:	$39,459,280	$4,595,706	$10,871,595

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) November 30, 2024

	Horizon Equity Premium Income Fund	Horizon Defined Risk Fund	Horizon Multi- Factor U.S. Equity Fund
Assets:
Investments in Securities, at Cost	$91,859,624	$483,625,708	$532,221,064
Investments in Securities, at Value	$123,941,021	$702,195,862	$594,057,568
Cash	103,430	—	100
Receivable for Fund Shares Sold	25,022	712,003	4,822,316
Dividends and Interest Receivable	186,582	776,496	679,136
Dividend Reclaims	73,935	1,371	—
Prepaid Expenses and Other Assets	26,262	85,468	72,309
Total Assets	124,356,252	703,771,200	599,631,429

Liabilities:
Options Written, at Value (Premiums received $104,297, $13,462,943 and $0)	206,550	11,016,000	—
Payable for Fund Shares Redeemed	33,068	2,024,354	124,683
Accrued Administration Fees	23,000	86,000	59,000
Accrued Advisory Fees	74,153	421,109	370,368
Accrued Audit Fees	19,776	21,665	21,452
Accrued Custodian Fees	5,500	25,500	12,643
Accrued Legal Fees	3,861	12,873	8,402
Accrued Registration Fees	3,681	18,058	15,187
Accrued Distribution Fees (12b-1) - Investor Class	16,161	92,347	80,084
Accrued Distribution Fees (12b-1) - Advisor Class	1,665	7,955	1,396
Accrued Transfer Agent Fees	13,550	25,800	23,200
Accrued Trustees Fees	72	732	64
Accrued Printing and Mailing Fees	6,783	20,498	25,258
Accrued Expenses and Other Liabilities	32,243	26,199	11,346
Total Liabilities	440,063	13,799,090	753,083

Net Assets	$123,916,189	$689,972,110	$598,878,346

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$97,024,810	$520,136,871	$492,233,900
Distributable Earnings/(Accumulated Deficit)	26,891,379	169,835,239	106,644,446
Net Assets	$123,916,189	$689,972,110	$598,878,346

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$120,714,401	$672,955,034	$588,164,568
Shares of Beneficial Interest Outstanding	1,593,495	8,626,257	17,088,576

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$75.75	$78.01	$34.42

Advisor Class Shares:
Net Assets	$3,201,788	$17,017,076	$10,713,778
Shares of Beneficial Interest Outstanding	42,238	218,184	311,364

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$75.80	$77.99	$34.41

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) November 30, 2024

	Horizon Defensive Core Fund	Horizon Tactical Fixed Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund
Assets:
Investments in Securities, at Cost	$351,616,819	$275,611,828	$231,540,256
Investments in Securities, at Value (a)	$466,986,957	$280,024,065	$250,430,533
Cash	—	—	153,254
Receivable for Fund Shares Sold	138,337	125,165	4,764,929
Dividends and Interest Receivable	532,809	25,425	155,599
Dividend Reclaims	1,884	—	—
Prepaid Expenses and Other Assets	82,838	48,170	49,954
Total Assets	467,742,825	280,222,825	255,554,269

Liabilities:
Collateral Received for Securities Loaned (Note 5)	—	52,418,946	—
Payable for Fund Shares Redeemed	64,540	42,432	58,564
Accrued Administration Fees	53,000	38,000	20,000
Accrued Advisory Fees	254,161	110,362	111,401
Accrued Audit Fees	19,943	19,801	19,754
Accrued Custodian Fees	17,221	2,405	13,763
Accrued Legal Fees	8,127	5,025	696
Accrued Registration Fees	12,023	5,966	5,860
Accrued Distribution Fees (12b-1) - Investor Class	59,264	89,755	23,649
Accrued Distribution Fees (12b-1) - Advisor Class	83,377	3,449	1,427
Accrued Transfer Agent Fees	22,000	20,250	11,900
Accrued Expenses and Other Liabilities	36,014	13,836	7,511
Total Liabilities	629,670	52,770,227	274,525

Net Assets	$467,113,155	$227,452,598	$255,279,744

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$359,680,406	$224,936,463	$231,852,756
Distributable Earnings/(Accumulated Deficit)	107,432,749	2,516,135	23,426,988
Net Assets	$467,113,155	$227,452,598	$255,279,744

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$406,274,172	$219,292,397	$251,872,444
Shares of Beneficial Interest Outstanding	8,826,878	4,464,999	6,240,471

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$46.03	$49.11	$40.36

Advisor Class Shares:
Net Assets	$60,838,983	$8,160,201	$3,407,300
Shares of Beneficial Interest Outstanding	1,328,288	166,245	84,626

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$45.80	$49.09	$40.26

(a) Includes loaned securities with a value of:	$—	$51,518,457	$—

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations

For the Year Ended November 30, 2024

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $6,788, $80, and $0)	$18,863,559	$21,770,986	$11,301,718
Interest Income	152,847	120,281	48,852
Total Investment Income	19,016,406	21,891,267	11,350,570

Expenses:
Investment Advisory Fees	10,141,573	12,859,784	1,760,181
Shareholder Servicing Fees - Investor Class	985,025	1,282,494	226,313
Administrative & Accounting Service Fees	420,327	523,518	110,399
Transfer Agent Fees	255,991	169,084	73,749
Legal Fees	106,189	126,869	26,691
Trustees’ Fees and Expenses	103,116	131,761	23,803
Registration Fees	69,436	60,347	46,121
Chief Compliance Officer & Compliance Fees	47,346	58,978	11,525
Printing and Postage Expenses	71,316	46,332	19,299
Custodian Fees	50,577	72,773	11,593
Miscellaneous Expenses	29,307	34,048	19,161
Audit Fees	19,694	19,989	20,000
Insurance Fees	19,076	25,385	4,048
Interest Expense	79,010	253,741	1,760
Distribution Fees (12b-1) - Advisor Class	4,053	3,604	1,210
Total Expenses	12,402,036	15,668,707	2,355,853
Securities Lending Expense Offset	(294,677)	(74,175)	(279,067)

Net Expenses	12,107,359	15,594,532	2,076,786

Net Investment Income	6,909,047	6,296,735	9,273,784

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	183,038,138	189,861,347	(5,925,051)
Purchased Options	1,748,411	(8,278,049)	(187,325)
Written Options	1,510,430	11,972,964	81,675
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	13,256,681	88,681,813	13,975,004
Purchased Options	(299,355)	2,491,461	178,325
Written Options	55,372	(2,872,338)	(78,675)
Net Realized and Unrealized Gain on Investments	199,309,677	281,857,198	8,043,953

Net Increase in Net Assets Resulting From Operations	$206,218,724	$288,153,933	$17,317,737

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Year Ended November 30, 2024

	Horizon Equity Premium Income Fund	Horizon Defined Risk Fund	Horizon Multi- Factor U.S. Equity Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $5,004, $2,109 and $1,604)	$1,872,341	$8,302,210	$5,931,984
Interest Income	20,397	143,204	164,055
Total Investment Income	1,892,738	8,445,414	6,096,039

Expenses:
Investment Advisory Fees	809,081	4,795,560	3,229,429
Administrative & Accounting Service Fees	75,623	271,213	177,642
Transfer Agent Fees	40,203	77,682	68,102
Trustees’ Fees and Expenses	10,723	59,549	37,928
Legal Fees	10,180	57,049	38,732
Registration Fees	30,684	76,670	73,789
Chief Compliance Officer & Compliance Fees	6,072	27,664	18,660
Printing and Postage Expenses	15,597	61,664	51,632
Custodian Fees	27,411	103,637	50,536
Miscellaneous Expenses	24,433	17,040	9,481
Audit Fees	18,310	20,636	21,798
Interest Expense	176,936	1,761,543	5,500
Insurance Fees	2,036	11,034	5,743
Distribution Fees (12b-1) - Advisor Class	7,674	49,820	24,601
Distribution Fees (12b-1) - Investor Class	104,808	579,517	393,838
Total Expenses	1,359,771	7,970,278	4,207,411
Securities Lending Expense Offset	—	(5,216)	(2)
Fees Recouped by the Adviser	3,828	85,517	165,341
Fees Waived by the Adviser	(6,195)	(24,916)	—

Net Expenses	1,357,404	8,025,663	4,372,750

Net Investment Income	535,334	419,751	1,723,289

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	3,481,101	17,461,117	50,590,013
Purchased Options	(7,250)	(43,930,707)	—
Written Options	(1,419,517)	(17,930,822)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	26,042,797	148,400,949	45,482,540
Purchased Options	—	(2,631,199)	—
Written Options	(28,007)	1,600,866	—
Net Realized and Unrealized Gain on Investments	28,069,124	102,970,204	96,072,553

Net Increase in Net Assets Resulting From Operations	$28,604,458	$103,389,955	$97,795,842

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Year Ended November 30, 2024

	Horizon Defensive Core Fund	Horizon Tactical Fixed Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $2,101, $0 and $1,514)	$4,315,455	$11,772,870	$827,556
Interest Income	128,871	75,863	56,041
Total Investment Income	4,444,326	11,848,733	883,597

Expenses:
Investment Advisory Fees	2,325,353	1,256,288	466,475
Administrative & Accounting Service Fees	156,960	119,840	65,969
Transfer Agent Fees	64,212	61,633	34,505
Trustees’ Fees and Expenses	32,347	20,917	4,256
Legal Fees	24,198	20,524	1,016
Registration Fees	61,488	34,314	29,443
Chief Compliance Officer & Compliance Fees	16,085	10,639	3,365
Printing and Postage Expenses	34,775	22,483	9,357
Custodian Fees	56,667	9,831	59,785
Miscellaneous Expenses	7,465	10,138	3,074
Audit Fees	19,701	19,480	19,211
Interest Expense	1,908	—	168
Insurance Fees	5,221	2,857	312
Distribution Fees (12b-1) - Advisor Class	136,948	19,356	4,817
Distribution Fees (12b-1) - Investor Class	287,184	201,639	56,383
Total Expenses	3,230,512	1,809,939	758,136
Securities Lending Expense Offset	—	(146,619)	(90)
Fees Recouped by the Adviser	100,453	—	—
Fees Waived by the Adviser	(420)	—	(119,416)

Net Expenses	3,330,545	1,663,320	638,630

Net Investment Income	1,113,781	10,185,413	244,967

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments	5,311,971	199,882	4,662,566
Net Change in Unrealized Appreciation on:
Investments	86,019,925	1,704,208	18,226,264
Net Realized and Unrealized Gain on Investments	91,331,896	1,904,090	22,888,830

Net Increase in Net Assets Resulting From Operations	$92,445,677	$12,089,503	$23,133,797

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Statements of Changes in Net Assets

	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$6,909,047	$5,285,404
Net Realized Gain (Loss) on Investments	186,296,979	(24,734,608)
Net Change in Unrealized Appreciation on Investments	13,012,698	67,667,134
Net Increase in Net Assets Resulting From Operations	206,218,724	48,217,930

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(7,200,339)	(7,765,620)
Advisor Class	(12,047)	(16,229)
Institutional Class	(275,154)	(279,324)
Total Distributions to Shareholders	(7,487,540)	(8,061,173)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	225,717,272	315,310,785
Advisor Class	509,048	599,357
Institutional Class	9,632,964	9,499,315
Distributions Reinvested
Investor Class	6,993,420	7,556,372
Advisor Class	7,230	11,704
Institutional Class	274,852	278,971
Cost of Shares Redeemed
Investor Class	(433,669,385)	(250,116,156)
Advisor Class	(1,380,629)	(901,005)
Institutional Class	(5,223,717)	(6,510,758)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(197,138,945)	75,728,585

Increase in Net Assets	1,592,239	115,885,342

Net Assets:
Beginning of Year	905,024,549	789,139,207
End of Year	$906,616,788	$905,024,549

Share Activity:
Investor Class:
Shares Issued	15,223,256	25,176,093
Shares Reinvested	504,575	631,804
Shares Redeemed	(28,180,329)	(20,027,460)
Net Increase (Decrease)	(12,452,498)	5,780,437
Advisor Class:
Shares Issued	36,086	47,896
Shares Reinvested	524	982
Shares Redeemed	(95,915)	(72,803)
Net Decrease	(59,305)	(23,925)
Institutional Class:
Shares Issued	646,179	755,666
Shares Reinvested	19,759	23,267
Shares Redeemed	(344,495)	(520,185)
Net Increase	321,443	258,748

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$6,296,735	$10,263,842
Net Realized Gain on Investments	193,556,262	139,088
Net Change in Unrealized Appreciation on Investments	88,300,936	73,861,655
Net Increase in Net Assets Resulting From Operations	288,153,933	84,264,585

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(10,144,000)	(6,402,141)
Advisor Class	(8,290)	(20,211)
Institutional Class	(308,627)	(188,695)
Total Distributions to Shareholders	(10,460,917)	(6,611,047)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	283,402,653	243,088,446
Advisor Class	406,846	1,443,633
Institutional Class	3,492,008	7,455,174
Distributions Reinvested
Investor Class	10,030,004	6,351,952
Advisor Class	4,987	14,896
Institutional Class	308,397	188,560
Cost of Shares Redeemed
Investor Class	(354,356,811)	(405,000,606)
Advisor Class	(720,865)	(4,491,763)
Institutional Class	(31,925,713)	(8,067,349)
Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(89,358,494)	(159,017,057)

Increase (Decrease) in Net Assets	188,334,522	(81,363,519)

Net Assets:
Beginning of Year	1,192,093,543	1,273,457,062
End of Year	$1,380,428,065	$1,192,093,543

Share Activity:
Investor Class:
Shares Issued	11,228,946	11,565,968
Shares Reinvested	432,701	315,546
Shares Redeemed	(14,167,655)	(19,203,575)
Net Decrease	(2,506,008)	(7,322,061)
Advisor Class:
Shares Issued	16,173	67,713
Shares Reinvested	215	742
Shares Redeemed	(29,023)	(217,260)
Net Decrease	(12,635)	(148,805)
Institutional Class:
Shares Issued	142,097	354,041
Shares Reinvested	13,282	9,353
Shares Redeemed	(1,304,590)	(383,809)
Net Decrease	(1,149,211)	(20,415)

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$9,273,784	$11,365,302
Net Realized Loss on Investments	(6,030,701)	(33,137,970)
Net Change in Unrealized Appreciation on Investments	14,074,654	23,387,212
Net Increase in Net Assets Resulting From Operations	17,317,737	1,614,544

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(9,375,498)	(10,897,730)
Advisor Class	(19,378)	(28,517)
Institutional Class	(73,007)	(53,498)
Total Distributions to Shareholders	(9,467,883)	(10,979,745)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	53,358,313	76,224,976
Advisor Class	490,219	310,965
Institutional Class	1,185,668	162,859
Distributions Reinvested
Investor Class	9,213,903	10,792,712
Advisor Class	14,849	24,996
Institutional Class	73,007	53,499
Cost of Shares Redeemed
Investor Class	(81,445,742)	(271,623,986)
Advisor Class	(674,178)	(1,602,884)
Institutional Class	(431,936)	(147,452)
Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(18,215,897)	(185,804,315)

Decrease in Net Assets	(10,366,043)	(195,169,516)

Net Assets:
Beginning of Year	247,955,153	443,124,669
End of Year	$237,589,110	$247,955,153

Share Activity:
Investor Class:
Shares Issued	6,556,398	9,354,546
Shares Reinvested	1,134,256	1,335,279
Shares Redeemed	(9,921,423)	(33,433,329)
Net Decrease	(2,230,769)	(22,743,504)
Advisor Class:
Shares Issued	60,411	38,167
Shares Reinvested	1,814	3,055
Shares Redeemed	(81,540)	(194,128)
Net Decrease	(19,315)	(152,906)
Institutional Class:
Shares Issued	144,358	19,871
Shares Reinvested	9,023	6,657
Shares Redeemed	(52,936)	(18,450)
Net Increase (Decrease)	100,445	8,078

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$535,334	$1,756,242
Net Realized Gain (Loss) on Investments	2,054,334	(2,808,529)
Net Change in Unrealized Appreciation on Investments	26,014,790	354,150
Net Increase (Decrease) in Net Assets Resulting From Operations	28,604,458	(698,137)

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(872,994)	(1,987,356)
Advisor Class	(25,869)	(79,785)
Return of Capital
Investor Class	(2,552,119)	—
Advisor Class	(70,453)	—
Total Distributions to Shareholders	(3,521,435)	(2,067,141)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	27,015,783	20,884,076
Advisor Class	507,891	1,053,672
Distributions Reinvested
Investor Class	3,425,001	1,987,144
Advisor Class	95,509	79,779
Cost of Shares Redeemed
Investor Class	(26,402,915)	(30,065,892)
Advisor Class	(1,573,420)	(2,377,007)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	3,067,849	(8,438,228)

Increase (Decrease) in Net Assets	28,150,872	(11,203,506)

Net Assets:
Beginning of Year	95,765,317	106,968,823
End of Year	$123,916,189	$95,765,317

Share Activity:
Investor Class:
Shares Issued	393,608	356,150
Shares Reinvested	52,051	34,134
Shares Redeemed	(390,049)	(509,803)
Net Increase (Decrease)	55,610	(119,519)
Advisor Class:
Shares Issued	7,383	18,008
Shares Reinvested	1,453	1,368
Shares Redeemed	(23,916)	(40,452)
Net Decrease	(15,080)	(21,076)

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$419,751	$1,102,577
Net Realized Loss on Investments	(44,400,412)	(13,036,810)
Net Change in Unrealized Appreciation on Investments	147,370,616	52,976,005
Net Increase in Net Assets Resulting From Operations	103,389,955	41,041,772

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(1,033,525)	(5,646,606)
Advisor Class	(16,068)	(157,956)
Total Distributions to Shareholders	(1,049,593)	(5,804,562)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	201,641,669	211,848,362
Advisor Class	5,105,659	14,024,777
Distributions Reinvested
Investor Class	1,030,080	5,645,765
Advisor Class	15,796	147,061
Cost of Shares Redeemed
Investor Class	(117,926,837)	(121,823,388)
Advisor Class	(11,193,950)	(8,089,982)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	78,672,417	101,752,595

Increase in Net Assets	181,012,779	136,989,805

Net Assets:
Beginning of Year	508,959,331	371,969,526
End of Year	$689,972,110	$508,959,331

Share Activity:
Investor Class:
Shares Issued	2,820,414	3,413,261
Shares Reinvested	15,395	96,707
Shares Redeemed	(1,647,687)	(1,953,882)
Net Increase	1,188,122	1,556,086
Advisor Class:
Shares Issued	71,557	226,105
Shares Reinvested	236	2,515
Shares Redeemed	(153,491)	(128,808)
Net Increase (Decrease)	(81,698)	99,812

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$1,723,289	$1,355,581
Net Realized Gain on Investments	50,590,013	7,815,333
Net Change in Unrealized Appreciation on Investments	45,482,540	5,744,082
Net Increase in Net Assets Resulting From Operations	97,795,842	14,914,996

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(7,458,860)	(1,076,099)
Advisor Class	(210,698)	(799)
Total Distributions to Shareholders	(7,669,558)	(1,076,898)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	345,675,096	154,344,738
Advisor Class	4,123,266	7,332,999
Distributions Reinvested
Investor Class	7,457,396	1,075,745
Advisor Class	209,590	799
Cost of Shares Redeemed
Investor Class	(114,456,343)	(50,455,727)
Advisor Class	(3,300,934)	(518,058)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	239,708,071	111,780,496

Increase in Net Assets	329,834,355	125,618,594

Net Assets:
Beginning of Year	269,043,991	143,425,397
End of Year	$598,878,346	$269,043,991

Share Activity:
Investor Class:
Shares Issued	11,002,570	5,925,193
Shares Reinvested	269,220	43,359
Shares Redeemed	(3,669,330)	(1,920,630)
Net Increase	7,602,460	4,047,922
Advisor Class:
Shares Issued	132,622	285,971
Shares Reinvested	7,561	32
Shares Redeemed	(102,477)	(19,549)
Net Increase	37,706	266,454

See accompanying notes to financial statements.

Horizon Defensive Core Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$1,113,781	$1,799,091
Net Realized Gain on Investments	5,311,971	5,117,657
Net Change in Unrealized Appreciation on Investments	86,019,925	21,692,941
Net Increase in Net Assets Resulting From Operations	92,445,677	28,609,689

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(1,193,042)	(747,401)
Advisor Class	(229,487)	(114,622)
Total Distributions to Shareholders	(1,422,529)	(862,023)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	200,270,247	85,507,352
Advisor Class	15,458,117	32,829,258
Distributions Reinvested
Investor Class	1,189,464	747,163
Advisor Class	225,515	104,263
Cost of Shares Redeemed
Investor Class	(62,545,077)	(66,257,003)
Advisor Class	(16,667,180)	(25,064,328)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	137,931,086	27,866,705

Increase in Net Assets	228,954,234	55,614,371

Net Assets:
Beginning of Year	238,158,921	182,544,550
End of Year	$467,113,155	$238,158,921

Share Activity:
Investor Class:
Shares Issued	4,892,983	2,652,558
Shares Reinvested	32,858	25,251
Shares Redeemed	(1,534,357)	(2,047,138)
Net Increase	3,391,484	630,671
Advisor Class:
Shares Issued	381,544	1,045,626
Shares Reinvested	6,250	3,535
Shares Redeemed	(410,240)	(788,665)
Net Increase (Decrease)	(22,446)	260,496

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (1)

Operations:
Net Investment Income	$10,185,413	$3,178,953
Net Realized Gain (Loss) on Investments	199,882	(4,860,994)
Net Change in Unrealized Appreciation on Investments	1,704,208	2,708,029
Net Increase in Net Assets Resulting From Operations	12,089,503	1,025,988

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(8,951,302)	(1,310,607)
Advisor Class	(338,600)	(593)
Total Distributions to Shareholders	(9,289,902)	(1,311,200)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	86,820,386	184,030,226
Advisor Class	1,759,472	8,216,275
Distributions Reinvested
Investor Class	8,950,098	1,310,506
Advisor Class	338,576	593
Cost of Shares Redeemed
Investor Class	(37,125,171)	(26,884,780)
Advisor Class	(2,160,424)	(317,548)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	58,582,937	166,355,272

Increase in Net Assets	61,382,538	166,070,060

Net Assets:
Beginning of Year/Period	166,070,060	—
End of Year/Period	$227,452,598	$166,070,060

Share Activity:
Investor Class:
Shares Issued	1,782,214	3,800,025
Shares Reinvested	185,534	27,533
Shares Redeemed	(769,167)	(561,140)
Net Increase	1,198,581	3,266,418
Advisor Class:
Shares Issued	36,577	173,837
Shares Reinvested	7,013	13
Shares Redeemed	(44,507)	(6,688)
Net Increase (Decrease)	(917)	167,162

(1)	Horizon Tactical Fixed Income Fund commenced operations on December 20, 2022.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (1)

Operations:
Net Investment Income	$244,967	$28,070
Net Realized Gain on Investments	4,662,566	62,886
Net Change in Unrealized Appreciation on Investments	18,226,264	664,013
Net Increase in Net Assets Resulting From Operations	23,133,797	754,969

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(100,238)	—
Advisor Class	(3,296)	—
Total Distributions to Shareholders	(103,534)	—

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	228,109,162	12,880,268
Advisor Class	3,055,435	411,028
Distributions Reinvested
Investor Class	100,237	—
Advisor Class	3,296	—
Cost of Shares Redeemed
Investor Class	(11,273,795)	(1,131,057)
Advisor Class	(653,261)	(6,801)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	219,341,074	12,153,438

Increase in Net Assets	242,371,337	12,908,407

Net Assets:
Beginning of Year/Period	12,908,407	—
End of Year/Period	$255,279,744	$12,908,407

Share Activity:
Investor Class:
Shares Issued	6,115,088	481,358
Shares Reinvested	3,271	—
Shares Redeemed	(317,921)	(41,325)
Net Increase	5,800,438	440,033
Advisor Class:
Shares Issued	88,111	15,316
Shares Reinvested	108	—
Shares Redeemed	(18,658)	(251)
Net Increase	69,561	15,065

(1)	Horizon Multi-Factor Small/Mid Cap Fund commenced operations on December 20, 2022.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$13.29	$12.71	$16.17	$14.07	$12.61
Income From Investment Operations:
Net investment income (b,e)	0.10	0.08	0.15	0.06	0.09
Net gain (loss) from investments (both realized and unrealized)	2.94	0.63	(1.42)	2.96	1.46
Total from investment operations	3.04	0.71	(1.27)	3.02	1.55

Less Distributions:
From net investment income	(0.11)	(0.13)	(0.10)	(0.07)	(0.09)
From net realized gains	—	—	(2.09)	(0.85)	—
Total Distributions	(0.11)	(0.13)	(2.19)	(0.92)	(0.09)

Net Asset Value, End of Year	$16.22	$13.29	$12.71	$16.17	$14.07

Total Return	23.00%	5.69%	(9.63)%	22.63%	12.32%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$863,138	$872,904	$761,418	$729,517	$521,477
Ratio to average net assets:
Gross expenses (c,d)	1.21%	1.22%	1.21%	1.23%	1.25%
Net expenses (a,c)	1.19%	1.18%	1.14%	1.14%	1.20%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.67%	0.62%	1.15%	0.35%	0.75%
Portfolio turnover rate	198%	247%	139%	142%	208%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$13.22	$12.64	$16.10	$14.01	$12.55
Income From Investment Operations:
Net investment income (b,e)	0.10	0.05	0.14	0.03	0.08
Net gain (loss) from investments (both realized and unrealized)	2.91	0.62	(1.42)	2.95	1.45
Total from investment operations	3.01	0.67	(1.28)	2.98	1.53

Less Distributions:
From net investment income	(0.09)	(0.09)	(0.09)	(0.04)	(0.07)
From net realized gains	—	—	(2.09)	(0.85)	—
Total Distributions	(0.09)	(0.09)	(2.18)	(0.89)	(0.07)

Net Asset Value, End of Year	$16.14	$13.22	$12.64	$16.10	$14.01

Total Return	22.86%	5.44%	(9.76)%	22.43%	12.24%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,371	$1,907	$2,126	$3,893	$10,052
Ratio to average net assets:
Gross expenses (c,d)	1.36%	1.42%	1.36%	1.38%	1.41%
Net expenses (a,c)	1.33%	1.38%	1.28%	1.29%	1.25%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.69%	0.46%	1.11%	0.21%	0.63%
Portfolio turnover rate	198%	247%	139%	142%	208%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Institutional Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$13.35	$12.76	$16.23	$14.11	$12.64
Income From Investment Operations:
Net investment income (b,e)	0.11	0.09	0.14	0.08	0.12
Net gain (loss) from investments (both realized and unrealized)	2.95	0.64	(1.40)	2.97	1.44
Total from investment operations	3.06	0.73	(1.26)	3.05	1.56

Less Distributions:
From net investment income	(0.12)	(0.14)	(0.12)	(0.08)	(0.09)
From net realized gains	—	—	(2.09)	(0.85)	—
Total Distributions	(0.12)	(0.14)	(2.21)	(0.93)	(0.09)

Net Asset Value, End of Year	$16.29	$13.35	$12.76	$16.23	$14.11

Total Return	23.08%	5.86%	(9.57)%	22.82%	12.44%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$42,108	$30,215	$25,595	$8,894	$1,732
Ratio to average net assets:
Gross expenses (c,d)	1.12%	1.12%	1.11%	1.13%	1.16%
Net expenses (a,c)	1.09%	1.08%	1.04%	1.05%	1.01%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.71%	0.71%	1.10%	0.47%	1.01%
Portfolio turnover rate	198%	247%	139%	142%	208%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$22.07	$20.71	$26.13	$21.74	$21.38
Income From Investment Operations:
Net investment income (b,e)	0.12	0.18	0.13	0.08	0.16 (f)
Net gain (loss) from investments (both realized and unrealized)	5.42	1.29	(3.48)	4.39	0.42 (f)
Total from investment operations	5.54	1.47	(3.35)	4.47	0.58

Less Distributions:
From net investment income	(0.19)	(0.11)	(0.17)	(0.08)	(0.22)
From net realized gains	—	—	(1.90)	—	—
Total Distributions	(0.19)	(0.11)	(2.07)	(0.08)	(0.22)

Net Asset Value, End of Year	$27.42	$22.07	$20.71	$26.13	$21.74

Total Return	25.28%	7.13%	(14.24)%	20.64%	2.71%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,370,291	$1,158,227	$1,238,187	$1,156,627	$764,775
Ratio to average net assets:
Gross expenses (c,d)	1.21%	1.21%	1.19%	1.22%	1.25%
Net expenses (a,c)	1.20%	1.19%	1.17%	1.16%	1.20%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.48%	0.83%	0.58%	0.34%	0.81%
Portfolio turnover rate	66%	176%	366%	108%	462%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.02%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$21.99	$20.66	$26.08	$21.73	$21.36
Income From Investment Operations:
Net investment income (loss) (b,e)	0.09	0.16	0.12	0.05	(0.04	)(f)
Net gain (loss) from investments (both realized and unrealized)	5.40	1.27	(3.49)	4.37	0.57	(f)
Total from investment operations	5.49	1.43	(3.37)	4.42	0.53

Less Distributions:
From net investment income	(0.12)	(0.10)	(0.15)	(0.07)	(0.16)
From net realized gains	—	—	(1.90)	—	—
Total Distributions	(0.12)	(0.10)	(2.05)	(0.07)	(0.16)

Net Asset Value, End of Year	$27.36	$21.99	$20.66	$26.08	$21.73

Total Return	25.08%	6.98%	(14.34)%	20.41%	2.50%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,507	$1,489	$4,472	$8,312	$6,399
Ratio to average net assets:
Gross expenses (c,d)	1.36%	1.36%	1.34%	1.37%	1.43%
Net expenses (a,c)	1.35%	1.33%	1.31%	1.31%	1.37%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	0.37%	0.75%	0.53%	0.21%	(0.18)%
Portfolio turnover rate	66%	176%	366%	108%	462%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.02%, 0.01%, 0.01%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Institutional Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$22.13	$20.76	$26.19	$21.79	$21.43
Income From Investment Operations:
Net investment income (b,e)	0.23	0.19	0.16	0.13	0.23 (f)
Net gain (loss) from investments (both realized and unrealized)	5.37	1.31	(3.50)	4.37	0.36 (f)
Total from investment operations	5.60	1.50	(3.34)	4.50	0.59

Less Distributions:
From net investment income	(0.22)	(0.13)	(0.19)	(0.10)	(0.23)
From net realized gains	—	—	(1.90)	—	—
Total Distributions	(0.22)	(0.13)	(2.09)	(0.10)	(0.23)

Net Asset Value, End of Year	$27.51	$22.13	$20.76	$26.19	$21.79

Total Return	25.47%	7.27%	(14.17)%	20.75%	2.78%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$8,630	$32,378	$30,798	$34,320	$40,562
Ratio to average net assets:
Gross expenses (c,d)	1.11%	1.11%	1.09%	1.12%	1.15%
Net expenses (a,c)	1.11%	1.09%	1.06%	1.06%	1.09%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	0.92%	0.90%	0.70%	0.54%	1.14%
Portfolio turnover rate	66%	176%	366%	108%	462%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.02%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$8.03	$8.24	$9.72	$9.90	$9.44
Income From Investment Operations:
Net investment income (b,e)	0.33	0.26	0.13	0.19	0.18
Net gain (loss) from investments (both realized and unrealized)	0.25	(0.23)	(1.48)	(0.18)	0.50
Total from investment operations	0.58	0.03	(1.35)	0.01	0.68

Less Distributions:
From net investment income	(0.34)	(0.24)	(0.13)	(0.19)	(0.22)
Total Distributions	(0.34)	(0.24)	(0.13)	(0.19)	(0.22)

Net Asset Value, End of Year	$8.27	$8.03	$8.24	$9.72	$9.90

Total Return	7.41%	0.38%	(14.04)%	0.11%	7.29%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$234,451	$245,555	$439,460	$432,982	$430,958
Ratio to average net assets:
Gross expenses (c,d)	1.03%	1.01%	0.99%	1.03%	1.05%
Net expenses (a,c)	0.91%	0.95%	0.89%	0.95%	0.90%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	4.06%	3.20%	1.47%	1.98%	1.87%
Portfolio turnover rate	90%	175%	110%	93%	225%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$8.09	$8.29	$9.77	$9.95	$9.47
Income From Investment Operations:
Net investment income (b,e)	0.33	0.24	0.12	0.18	0.18
Net gain (loss) from investments (both realized and unrealized)	0.25	(0.22)	(1.49)	(0.18)	0.47
Total from investment operations	0.58	0.02	(1.37)	(0.00)	0.65

Less Distributions:
From net investment income	(0.33)	(0.22)	(0.11)	(0.18)	(0.17)
Total Distributions	(0.33)	(0.22)	(0.11)	(0.18)	(0.17)

Net Asset Value, End of Year	$8.34	$8.09	$8.29	$9.77	$9.95

Total Return	7.31%	0.26%	(14.12)%	(0.05)%	6.96%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$535	$675	$1,960	$4,391	$3,896
Ratio to average net assets:
Gross expenses (c,d)	1.17%	1.16%	1.14%	1.18%	1.17%
Net expenses (a,c)	1.05%	1.10%	1.03%	1.10%	1.06%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	4.06%	3.02%	1.31%	1.82%	1.90%
Portfolio turnover rate	90%	175%	110%	93%	225%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Institutional Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$8.00	$8.21	$9.68	$9.86	$9.43
Income From Investment Operations:
Net investment income (b,e)	0.33	0.26	0.14	0.17	0.49 (f)
Net gain (loss) from investments (both realized and unrealized)	0.26	(0.22)	(1.47)	(0.15)	0.17 (f)
Total from investment operations	0.59	0.04	(1.33)	0.02	0.66

Less Distributions:
From net investment income	(0.35)	(0.25)	(0.14)	(0.20)	(0.23)
Total Distributions	(0.35)	(0.25)	(0.14)	(0.20)	(0.23)

Net Asset Value, End of Year	$8.24	$8.00	$8.21	$9.68	$9.86

Total Return	7.55%	0.49%	(13.90)%	0.20%	7.07%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$2,603	$1,725	$1,704	$1,840	$184
Ratio to average net assets:
Gross expenses (c,d)	0.93%	0.91%	0.89%	0.94%	0.93%
Net expenses (a,c)	0.80%	0.84%	0.79%	0.85%	0.82%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	4.05%	3.27%	1.57%	1.74%	5.13%
Portfolio turnover rate	90%	175%	110%	93%	225%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$60.03	$61.62		$63.02	$55.01	$58.58
Income From Investment Operations:
Net investment income (a)	0.34	1.06		1.23	1.03	1.19
Net gain (loss) from investments (both realized and unrealized)	17.65	(1.42)		0.02 (c)	8.02	(3.25)
Total from investment operations	17.99	(0.36)		1.25	9.05	(2.06)

Less Distributions:
From net investment income	(0.58)	(1.23)		(1.16)	(1.04)	(1.29)
From Return of Capital	(1.69)	—		—	—	—
From net realized gains	—	—		(1.49)	—	(0.22)
Total Distributions	(2.27)	(1.23)		(2.65)	(1.04)	(1.51)

Net Asset Value, End of Year	$75.75	$60.03		$61.62	$63.02	$55.01

Total Return	30.56%	(0.51)%		1.90%	16.58%	(3.41)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$120,714	$92,322		$102,135	$123,269	$104,774
Ratio to average net assets:
Gross expenses (b)	1.26%	1.13%		1.10%	1.06%	1.11%
Net expenses (d)	1.25%	1.12%		1.09%	1.08%	1.09%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.50%	1.80%		2.03%	1.67%	2.28%
Portfolio turnover rate	23%	4	%(e)	150%	222%	376%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.16%, 0.06%, 0.02%, 0.00% and 0.00%, respectively.

(e)

The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$60.07	$61.66		$63.04	$54.99	$58.56
Income From Investment Operations:
Net investment income (a)	0.23	0.97		1.09	0.95	1.13
Net gain (loss) from investments (both realized and unrealized)	17.67	(1.43)		0.06 (c)	8.04	(3.28)
Total from investment operations	17.90	(0.46)		1.15	8.99	(2.15)

Less Distributions:
From net investment income	(0.58)	(1.13)		(1.04)	(0.94)	(1.21)
From Return of Capital	(1.59)	—		—	—	—
From net realized gains	—	—		(1.49)	—	(0.21)
Total Distributions	(2.17)	(1.13)		(2.53)	(0.94)	(1.42)

Net Asset Value, End of Year	$75.80	$60.07		$61.66	$63.04	$54.99

Total Return	30.35%	(0.68)%		1.73%	16.45%	(3.55)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$3,202	$3,443		$4,834	$10,941	$8,781
Ratio to average net assets:
Gross expenses (b)	1.42%	1.28%		1.23%	1.21%	1.25%
Net expenses (d)	1.41%	1.29%		1.25%	1.24%	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.34%	1.63%		1.76%	1.52%	2.17%
Portfolio turnover rate	23%	4	%(e)	150%	222%	376%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.17%, 0.05%, 0.01%, 0.00% and 0.00%, respectively.

(e)

The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$65.77	$61.16	$63.49	$56.98	$54.09
Income From Investment Operations:
Net investment income (a)	0.06	0.16	0.26	0.22	0.37
Net gain (loss) from investments (both realized and unrealized)	12.32	5.39	(2.41)	6.62	2.82
Total from investment operations	12.38	5.55	(2.15)	6.84	3.19

Less Distributions:
From net investment income	(0.14)	(0.21)	(0.18)	(0.33)	(0.30)
From net realized gains	—	(0.73)	—	—	—
Total Distributions	(0.14)	(0.94)	(0.18)	(0.33)	(0.30)

Net Asset Value, End of Year	$78.01	$65.77	$61.16	$63.49	$56.98

Total Return	18.85%	9.26%	(3.40)%	12.06%	5.93%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$672,955	$489,234	$359,743	$247,061	$210,993
Ratio to average net assets:
Gross expenses (b)	1.32%	1.44%	1.12%	1.11%	1.12%
Net expenses (c)	1.33%	1.44%	1.12%	1.05%	1.04%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.08%	0.25%	0.43%	0.35%	0.70%
Portfolio turnover rate	8%	3%	15%	27%	28%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)	The ratio of expenses to average net assets includes interest expense which was 0.29%, 0.40%, 0.08%, 0.01% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$65.78	$61.11	$63.45	$56.93	$54.06
Income From Investment Operations:
Net investment income (loss) (a)	(0.07)	0.07	0.13	0.13	0.29
Net gain (loss) from investments (both realized and unrealized)	12.34	5.40	(2.39)	6.62	2.82
Total from investment operations	12.27	5.47	(2.26)	6.75	3.11

Less Distributions:
From net investment income	(0.06)	(0.07)	(0.08)	(0.23)	(0.24)
From net realized gains	—	(0.73)	—	—	—
Total Distributions	(0.06)	(0.80)	(0.08)	(0.23)	(0.24)

Net Asset Value, End of Year	$77.99	$65.78	$61.11	$63.45	$56.93

Total Return	18.66%	9.12%	(3.57)%	11.90%	5.78%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$17,017	$19,725	$12,227	$19,816	$24,804
Ratio to average net assets:
Gross expenses (b)	1.49%	1.60%	1.26%	1.26%	1.28%
Net expenses (c)	1.50%	1.60%	1.26%	1.20%	1.19%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset	(0.09)%	0.11%	0.20%	0.21%	0.56%
Portfolio turnover rate	8%	3%	15%	27%	28%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)	The ratio of expenses to average net assets includes interest expense which was 0.31%, 0.41%, 0.07%, 0.01% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020

Net Asset Value, Beginning of Year	$27.57	$26.34	$33.53	$27.19	$26.22
Income From Investment Operations:
Net investment income (a)	0.13	0.18	0.22	0.15	0.12
Net gain (loss) from investments (both realized and unrealized)	7.50	1.25	(0.29)	6.27	0.91
Total from investment operations	7.63	1.43	(0.07)	6.42	1.03

Less Distributions:
From net investment income	(0.14)	(0.20)	(0.18)	(0.08)	(0.06)
From net realized gains	(0.64)	—	(6.94)	—	—
Total Distributions	(0.78)	(0.20)	(7.12)	(0.08)	(0.06)

Net Asset Value, End of Year	$34.42	$27.57	$26.34	$33.53	$27.19

Total Return	28.35%	5.51%	(1.62)%	23.70%	3.96%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$588,165	$261,501	$143,236	$128,449	$205,886
Ratio to average net assets:
Gross expenses (b)	1.04%	1.07%	1.12%	1.17%	1.14%
Net expenses (c)	1.08%	1.09%	1.11%	1.09%	1.09%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.43%	0.68%	0.83%	0.50%	0.49%
Portfolio turnover rate	164%	238%	197%	218%	325%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.02%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Advisor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)

Net Asset Value, Beginning of Year/Period	$27.56	$26.27	$33.46	$27.16	$26.23
Income From Investment Operations:
Net investment income (b)	0.10	0.14	0.14	0.10	0.04
Net gain (loss) from investments (both realized and unrealized)	7.50	1.26	(0.26)	6.27	0.89
Total from investment operations	7.60	1.40	(0.12)	6.37	0.93

Less Distributions:
From net investment income	(0.11)	(0.11)	(0.13)	(0.07)	—
From net realized gains	(0.64)	—	(6.94)	—	—
Total Distributions	(0.75)	(0.11)	(7.07)	(0.07)	—

Net Asset Value, End of Year/Period	$34.41	$27.56	$26.27	$33.46	$27.16

Total Return	28.24%	5.38%	(1.79)%	23.53%	3.55	%(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$10,714	$7,543	$189	$544	$730
Ratio to average net assets:
Gross expenses (c)	1.19%	1.21%	1.27%	1.32%	1.30	%(e)
Net expenses (d)	1.19%	1.22%	1.25%	1.24%	1.24	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.32%	0.52%	0.52%	0.34%	0.17	%(e)
Portfolio turnover rate	164%	238%	197%	218%	325	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 2, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Investor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)

Net Asset Value, Beginning of Year/Period	$35.13	$30.99	$36.09	$28.78	$25.00
Income From Investment Operations:
Net investment income (b,g)	0.15	0.28	0.11	0.11	0.19	(d)
Net gain (loss) from investments (both realized and unrealized)	10.97	4.01	(4.29)	8.01	3.59	(d)
Total from investment operations	11.12	4.29	(4.18)	8.12	3.78

Less Distributions:
From net investment income	(0.22)	(0.15)	(0.08)	(0.10)	—
From net realized gains	—	—	(0.84)	(0.71)	—
Total Distributions	(0.22)	(0.15)	(0.92)	(0.81)	—

Net Asset Value, End of Year/Period	$46.03	$35.13	$30.99	$36.09	$28.78

Total Return	31.82%	13.95%	(11.99)%	28.91%	15.12	%(i)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$406,274	$190,927	$148,912	$120,315	$3,985
Ratio to average net assets:
Gross expenses (c,f)	0.92%	0.97%	1.04%	1.09%	6.24	%(h)
Net expenses (e,f)	0.95%	0.98%	1.03%	1.04%	1.04	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (f,g)	0.35%	0.89%	0.36%	0.32%	0.73	%(h)
Portfolio turnover rate	9%	139%	270%	29%	81	%(i)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01%, 0.01%, 0.00% and 0.00%, respectively.

(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Advisor Class
	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)

Net Asset Value, Beginning of Year/Period	$34.97	$30.85	$35.95	$28.69	$25.04
Income From Investment Operations:
Net investment income (b,g)	0.07	0.23	0.06	0.07	0.13	(d)
Net gain (loss) from investments (both realized and unrealized)	10.93	3.99	(4.27)	7.97	3.52	(d)
Total from investment operations	11.00	4.22	(4.21)	8.04	3.65

Less Distributions:
From net investment income	(0.17)	(0.10)	(0.05)	(0.07)	—
From net realized gains	—	—	(0.84)	(0.71)	—
Total Distributions	(0.17)	(0.10)	(0.89)	(0.78)	—

Net Asset Value, End of Year/Period	$45.80	$34.97	$30.85	$35.95	$28.69

Total Return	31.59%	13.76%	(12.11)%	28.69%	14.58	%(i)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$60,839	$47,232	$33,632	$35,205	$4,283
Ratio to average net assets:
Gross expenses (c,f)	1.07%	1.12%	1.18%	1.28%	4.56	%(h)
Net expenses (e,f)	1.12%	1.13%	1.18%	1.19%	1.19	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (f,g)	0.18%	0.72%	0.17%	0.19%	0.52	%(h)
Portfolio turnover rate	9%	139%	270%	29%	81	%(i)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 8, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01%, 0.01%, 0.00% and 0.00%, respectively.

(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Investor Class
	For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (a)

Net Asset Value, Beginning of Year/Period	$48.37	$50.00
Income From Investment Operations:
Net investment income (b,f)	2.35	1.88
Net gain (loss) from investments (both realized and unrealized)	0.59	(2.68)
Total from investment operations	2.94	(0.80)

Less Distributions:
From net investment income	(2.20)	(0.83)
Total Distributions	(2.20)	(0.83)

Net Asset Value, End of Year/Period	$49.11	$48.37

Total Return	6.22%	(1.63	)%(h)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$219,292	$157,988
Ratio to average net assets:
Gross expenses (c,e)	0.86%	0.90	%(g)
Net expenses (d,e)	0.79%	0.84	%(g)
Net investment income net of reimbursement (recapture) and securities lending expense offset	4.87%	4.13	%(g)
Portfolio turnover rate	316%	638	%(h)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 20, 2022 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.00%, respectively.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Advisor Class
	For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (a)

Net Asset Value, Beginning of Year/Period	$48.35	$49.48
Income From Investment Operations:
Net investment income (b,f)	2.32	0.90
Net gain (loss) from investments (both realized and unrealized)	0.55	(1.45)
Total from investment operations	2.87	(0.55)

Less Distributions:
From net investment income	(2.13)	(0.58)
Total Distributions	(2.13)	(0.58)

Net Asset Value, End of Year/Period	$49.09	$48.35

Total Return	6.08%	(1.10	)%(h)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$8,160	$8,082
Ratio to average net assets:
Gross expenses (c,e)	1.01%	1.16	%(g)
Net expenses (d,e)	0.94%	0.96	%(g)
Net investment income net of reimbursement and securities lending expense offset	4.81%	2.58	%(g)
Portfolio turnover rate	316%	638	%(h)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since March 7, 2023 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.00%, respectively.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Investor Class
	For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (a)

Net Asset Value, Beginning of Year/Period	$28.36	$25.00
Income From Investment Operations:
Net investment income (b)	0.16	0.14
Net gain (loss) from investments (both realized and unrealized)	12.07	3.22
Total from investment operations	12.23	3.36

Less Distributions:
From net investment income	(0.07)	—
From net realized gains	(0.16)	—
Total Distributions	(0.23)	—

Net Asset Value, End of Year/Period	$40.36	$28.36

Total Return	43.33%	13.48	%(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$251,872	$12,482
Ratio to average net assets:
Gross expenses (c)	1.29%	3.38	%(e)
Net expenses (d)	1.09%	1.09	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.43%	0.53	%(e)
Portfolio turnover rate	107%	179	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 20, 2022 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Advisor Class
	For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (a)

Net Asset Value, Beginning of Year/Period	$28.34	$26.88
Income From Investment Operations:
Net investment income (b)	0.08	0.09
Net gain (loss) from investments (both realized and unrealized)	12.07	1.37
Total from investment operations	12.15	1.46

Less Distributions:
From net investment income	(0.07)	—
From net realized gains	(0.16)	—
Total Distributions	(0.23)	—

Net Asset Value, End of Year/Period	$40.26	$28.34

Total Return	43.10%	5.43	%(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$3,407	$427
Ratio to average net assets:
Gross expenses (c)	1.46%	3.64	%(e)
Net expenses (d)	1.24%	1.24	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.24%	0.43	%(e)
Portfolio turnover rate	107%	179	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since March 7, 2023 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements

November 30, 2024

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is a diversified series of the Trust. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist® Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 29, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Equity Premium Income Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon Multi-Factor U.S. Equity Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon Defensive Core Fund is to seek to generate comparable returns, before fees and expenses, to an index that is designed to measure the performance of the large and mid-cap segments of the U.S. market and that screens companies with regards to certain ESG criteria for the equity portion of the Fund’s portfolio, while mitigating downside risk by allocating a portion of the Fund’s portfolio to a risk overlay strategy. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively. The investment objective of the Horizon Tactical Fixed Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively. The investment objective of the Horizon Multi-Factor Small/Mid Cap Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Funds’ valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$815,025,596	$—	$—	$815,025,596
Common Stocks	99,971,822	—	—	99,971,822
Purchased Options	—	132,237	—	132,237
Investments Purchased With Proceeds From Securities Lending	39,768,195	—	—	39,768,195
Money Market Funds	1,857,187	—	—	1,857,187
Total	$956,622,800	$132,237	$—	$956,755,037

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$639	$—	$639
Total	$—	$639	$—	$639

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	$1,310,453,055	$—	$—		$1,310,453,055
Common Stocks	68,246,695	—	0	(a)	68,246,695
Purchased Options	—	7,295,725	—		7,295,725
Investments Purchased With Proceeds From Securities Lending	4,651,378	—	—		4,651,378
Money Market Funds	2,355,134	—	—		2,355,134
Total	$1,385,706,262	$7,295,725	$—		$1,393,001,987

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$5,737,500	$—	$5,737,500
Total	$—	$5,737,500	$—	$5,737,500

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$235,529,455	$—	$—	$235,529,455
Investments Purchased With Proceeds From Securities Lending	11,101,258	—	—	11,101,258
Money Market Funds	2,081,443	—	—	2,081,443
Total	$248,712,156	$—	$—	$248,712,156

Horizon Equity Premium Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$123,147,805	$—	$—	$123,147,805
Money Market Funds	793,216	—	—	793,216
Total	$123,941,021	$—	$—	$123,941,021

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$206,550	$—	$206,550
Total	$—	$206,550	$—	$206,550

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$694,834,248	$—	$0	(a)	$694,834,248
Purchased Options	—	5,128,275	—		5,128,275
Money Market Funds	2,233,339	—	—		2,233,339
Total	$697,067,587	$5,128,275	$—		$702,195,862

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$11,016,000	$—	$11,016,000
Total	$—	$11,016,000	$—	$11,016,000

Horizon Multi-Factor U.S. Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$592,149,126	$—	$—	$592,149,126
Money Market Funds	1,908,442	—	—	1,908,442
Total	$594,057,568	$—	$—	$594,057,568

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

Horizon Defensive Core Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$464,910,813	$—	$0	(a)	464,910,813
Money Market Funds	2,076,144	—	—		2,076,144
Total	$466,986,957	$—	$—		$466,986,957

Horizon Tactical Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$226,022,006	—	—	$226,022,006
Investments Purchased With Proceeds From Securities Lending	52,418,946	—	—	52,418,946
Money Market Funds	1,583,113	—	—	1,583,113
Total	$280,024,065	$—	$—	$280,024,065

Horizon Multi-Factor Small/Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$246,429,453	$—	$—	$246,429,453
Real Estate Investment Trusts	2,680,888	—	—	2,680,888
Money Market Funds	1,320,192	—	—	1,320,192
Total	$250,430,533	$—	$—	$250,430,533

*	Refer to the Schedules of Investments for security classifications.
(a)	Amount is less than $0.50.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the year ended November 30, 2024, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Equity Premium Income Fund	Horizon Defined Risk Fund
Purchased Options	$33,059	$7,254,900	$0	$4,725,013
Written Options	$160	$5,991,625	$151,369	$10,737,610

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of November 30, 2024:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Asset Allocation Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value
Horizon Equity Premium Income Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value

Horizon Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$132,237
Written Options	$639

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$7,295,725
Written Options	$5,737,500

Horizon Equity Premium Income Fund
Derivatives Investment Value
Purchased Options	$0
Written Options	$206,550

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$5,128,275
Written Options	$11,016,000

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended November 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) on purchased options
Net realized gain (loss) on written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Active Asset Allocation Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$1,748,411
Written Options	1,510,430
$3,258,841

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(299,355)
Written Options	55,372
$(243,983)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

Horizon Active Risk Assist® Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(8,278,049)
Written Options	11,972,964
$3,694,915

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$2,491,461
Written Options	(2,872,338)
$(380,877)

Horizon Active Income Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(187,325)
Written Options	81,675
$(105,650)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$178,325
Written Options	(78,675)
$99,650

Horizon Equity Premium Income Fund
Realized loss on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(7,250)
Written Options	(1,419,517)
$(1,426,767)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$0
Written Options	(28,007)
$(28,007)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

Horizon Defined Risk Fund
Realized loss on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(43,930,707)
Written Options	(17,930,822)
$(61,861,529)

Changes in unrealized Appreciation (Depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(2,631,199)
Written Options	1,600,866
$(1,030,333)

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives and collateral pledged as of November 30, 2024.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$639	(1)	$—	$639	$(639	)(2)	$—	$—
Total	$639		$—	$639	$(639)		$—	$—

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$5,737,500	(1)	$—	$5,737,500	$(5,737,500	)(2)	$—	$—
Total	$5,737,500		$—	$5,737,500	$(5,737,500)		$—	$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

Horizon Equity Premium Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$206,550	(1)	$—	$206,550	$(206,550	)(2)	$—	$—
Total	$206,550		$—	$206,550	$(206,550)		$—	$—

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$11,016,000	(1)	$—	$11,016,000	$(11,016,000	)(2)	$—	$—
Total	$11,016,000		$—	$11,016,000	$(11,016,000)		$—	$—

(1)	Written options at value as presented in the Schedules of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2024 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, and Horizon Multi-Factor Small/Mid Cap Fund and quarterly for the Horizon Active Income Fund, Horizon Equity Premium Income Fund, and Horizon Tactical Fixed Income Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board of Trustees (the “Board” or “Trustees”) has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and Horizon Active Income Fund are currently 0.10% of average daily net assets. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, the Horizon Multi-Factor U.S. Equity Fund, the Horizon Defensive Core Fund, the Horizon Tactical Fixed Income Fund, and the Horizon Multi-Factor Small/Mid Cap Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”). During the year ended November 30, 2024 the distribution fees accrued for the Investor Class shares of the Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, the Horizon Tactical Fixed Income Fund, the Horizon Multi-Factor Small/Mid Cap Fund and for the Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets, respectively.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

During the year ended November 30, 2024, the Funds incurred fees pursuant to the 12b-1 Plan as follows:

Fund	Investor Class	Advisor Class
Horizon Active Asset Allocation Fund	$—	$4,053
Horizon Active Risk Assist® Fund	—	3,604
Horizon Active Income Fund	—	1,210
Horizon Equity Premium Income Fund	104,808	7,674
Horizon Defined Risk Fund	579,517	49,820
Horizon Multi-Factor U.S. Equity Fund	393,838	24,601
Horizon Defensive Core Fund	287,184	136,948
Horizon Tactical Fixed Income Fund	201,639	19,356
Horizon Multi-Factor Small/Mid Cap Fund	56,383	4,817

Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund and Institutional Class shares of all Funds do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets of the Horizon Equity Premium Income Fund, 0.80% of the average daily net assets of the Horizon Defined Risk Fund, 0.80% of the average daily net assets of the Horizon Multi-Factor U.S. Equity Fund, 0.68% of the average daily net assets of the Horizon Defensive Core Fund, 0.60% of the average daily net assets of the Horizon Tactical Fixed Income Fund, and 0.80% of the average daily net assets of the Horizon Multi-Factor Small/Mid Cap Fund

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2026 for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan;

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Equity Premium Income Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon Multi-Factor U.S. Equity Fund	0.99%	0.99%	0.99%
Horizon Defensive Core Fund	0.87%	0.87%	0.87%
Horizon Tactical Fixed Income Fund	0.80%	0.80%	0.80%
Horizon Multi-Factor Small/Mid Cap Fund	0.99%	0.99%	0.99%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the period indicated. During the year ended November 30, 2024, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund $0, $0, $0, $3,828, $85,517, $165,341, $100,453, $0, and $0 respectively.

Fund	2025	2026	2027	Total
Horizon Active Asset Allocation Fund	$—	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—	—
Horizon Active Income Fund	—	—	—	—
Horizon Equity Premium Income Fund	766	—	2,470	3,236
Horizon Defined Risk Fund	74,784	58,577	24,915	158,276
Horizon Multi-Factor U.S. Equity Fund	—	—	—	—
Horizon Defensive Core Fund	—	—	—	—
Horizon Tactical Fixed Income Fund	—	—	—	—
Horizon Multi-Factor Small/Mid Cap Fund	—	120,585	119,416	240,001

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $85,000 for each fiscal year plus $10,000 for attendance at an in-person board meeting. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive and direct compensation from the Trust.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended November 30, 2024, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$2,006,513,859	$2,186,408,730
Horizon Active Risk Assist® Fund	851,218,799	938,971,061
Horizon Active Income Fund	205,199,276	225,174,966
Horizon Equity Premium Income Fund	22,739,757	24,547,271
Horizon Defined Risk Fund	70,635,934	46,475,123
Horizon Multi-Factor U.S. Equity Fund	892,376,899	661,867,847
Horizon Defensive Core Fund	166,015,427	29,473,290
Horizon Tactical Fixed Income Fund	713,191,431	654,585,271
Horizon Multi-Factor Small/Mid Cap Fund	282,989,154	69,393,496

5.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees - Investor Class, Distribution Fees (12b-1) - Advisor Class and Distribution Fees (12b-1) - Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the year ended November 30, 2024, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

As of the year ended November 30, 2024, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$39,459,280	$39,768,195
Horizon Active Risk Assist® Fund	4,595,706	4,651,378
Horizon Active Income Fund	10,871,595	11,101,258
Horizon Equity Premium Income Fund	—	—
Horizon Defined Risk Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	—	—
Horizon Defensive Core Fund	—	—
Horizon Tactical Fixed Income Fund	51,518,457	52,418,946
Horizon Multi-Factor Small/Mid Cap Fund	—	—

*

The cash collateral received was invested in the First American Government Obligations Fund, Class X, with an overnight and continuous maturity, as shown on the Schedules of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

6.	LINE OF CREDIT ARRANGEMENT

Throughout the year ended November 30, 2024, and renewed effective February 22, 2024, the Funds are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 20, 2025, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $75,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 7.75% as of November 30, 2024, if they borrow.

For the year ended November 30, 2024, the Funds’ borrowing activity is summarized below:

Fund	Average Borrowings	Weighted Average Interest Rate	Largest Borrowing	Date of Largest Borrowing
Horizon Active Asset Allocation Fund	$961,489	7.97%	$28,458,000	November 14, 2024
Horizon Active Risk Assist® Fund	308,757	8.47%	24,808,000	May 9, 2024
Horizon Active Income Fund	15,025	8.47%	492,000	January 26, 2024
Horizon Equity Premium Income Fund	30,321	8.50%	1,477,000	May 22, 2024
Horizon Defined Risk Fund	91,399	8.50%	3,241,000	February 16, 2024
Horizon Multi-Factor U.S. Equity Fund	108,151	8.38%	12,980,000	May 21, 2024
Horizon Defensive Core Fund	11,781	8.50%	1,392,000	May 28, 2024
Horizon Tactical Fixed Income Fund	—	—	—	—
Horizon Multi-Factor Small/Mid Cap Fund	1,850	8.50%	82,000	December 21, 2023

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2024 and November 30, 2023 was as follows:

	For the year ended November 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$7,487,540	$—	$—	$7,487,540
Horizon Active Risk Assist® Fund	9,998,226	462,691	—	10,460,917
Horizon Active Income Fund	9,467,883	—	—	9,467,883
Horizon Equity Premium Income Fund	898,863	—	2,622,572	3,521,435
Horizon Defined Risk Fund	1,049,593	—	—	1,049,593
Horizon Multi-Factor U.S. Equity Fund	6,369,413	1,300,145	—	7,669,558
Horizon Defensive Core Fund	1,422,529	—	—	1,422,529
Horizon Tactical Fixed Income Fund	9,289,902	—	—	9,289,902
Horizon Multi-Factor Small/Mid Cap Fund	102,289	1,245	—	103,534

	For the year or period ended November 30, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$8,061,173	$—	$—	$8,061,173
Horizon Active Risk Assist® Fund	6,611,047	—	—	6,611,047
Horizon Active Income Fund	10,979,745	—	—	10,979,745
Horizon Equity Premium Income Fund	2,067,141	—	—	2,067,141
Horizon Defined Risk Fund	1,287,488	4,517,074	—	5,804,562
Horizon Multi-Factor U.S. Equity Fund	1,076,898	—	—	1,076,898
Horizon Defensive Core Fund	862,023	—	—	862,023
Horizon Tactical Fixed Income Fund	1,311,200	—	—	1,311,200
Horizon Multi-Factor Small/Mid Cap Fund	—	—	—	—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

On December 19, 2024, the Funds paid the following per share income distributions:

Fund	Investor Class		Advisor Class		Institutional Class
Horizon Active Asset Allocation Fund	$0.10510174		$0.08654706		$0.12455407
Horizon Active Risk Assist® Fund	0.14004634		0.13628563		0.14238081
Horizon Active Income Fund	0.14757227		0.14261381		0.15070144
Horizon Equity Premium Income Fund	2.39632398	(1)	2.38672013	(1)	—
Horizon Defined Risk Fund	0.07259315		0.01510547		—
Horizon Multi-Factor U.S. Equity Fund	0.11163695		0.05253666		—
Horizon Defensive Core Fund	0.12908752		0.05536235		—
Horizon Tactical Fixed Income Fund	1.00598561		0.97822728		—
Horizon Multi-Factor Small/Mid Cap Fund	0.05095695		0.00859183		—

(1)	All or a portion of this distribution was determined to be a return of capital.

On December 19, 2024, the Funds paid the following per share capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$1.57533	$0.76122
Horizon Active Risk Assist® Fund	—	—
Horizon Active Income Fund	—	—
Horizon Equity Premium Income Fund	—	—
Horizon Defined Risk Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	2.27634	0.20404
Horizon Defensive Core Fund	—	—
Horizon Tactical Fixed Income Fund	—	—
Horizon Multi-Factor Small/Mid Cap Fund	0.65417	0.03382

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2024, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$898,346,159	$66,918,519	$(8,510,280)	$58,408,239
Horizon Active Risk Assist® Fund	1,228,031,594	183,008,611	(23,775,718)	159,232,893
Horizon Active Income Fund	247,145,368	4,077,295	(2,510,507)	1,566,788
Horizon Equity Premium Income Fund	91,859,378	33,081,264	(1,206,171)	31,875,093
Horizon Defined Risk Fund	466,632,607	242,900,322	(18,353,067)	224,547,255
Horizon Multi-Factor U.S. Equity Fund	533,089,413	65,823,474	(4,855,319)	60,968,155
Horizon Defensive Core Fund	359,029,885	121,880,437	(13,923,365)	107,957,072
Horizon Tactical Fixed Income Fund	276,271,609	4,859,046	(1,106,590)	3,752,456
Horizon Multi-Factor Small/Mid Cap Fund	231,731,244	20,383,970	(1,684,681)	18,699,289

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$87,924,067	$42,026,882	$(3)	$58,408,239	$188,359,185
Horizon Active Risk Assist® Fund	—	117,403,564	(11,858,089)	159,232,893	264,778,368
Horizon Active Income Fund	2,359,697	—	(83,292,321)	1,566,788	(79,365,836)
Horizon Equity Premium Income Fund	—	—	(4,983,714)	31,875,093	26,891,379
Horizon Defined Risk Fund	412,765	—	(55,124,781)	224,547,255	169,835,239
Horizon Multi-Factor U.S. Equity Fund	42,074,104	3,622,853	(20,666)	60,968,155	106,644,446
Horizon Defensive Core Fund	1,080,134	—	(1,604,457)	107,957,072	107,432,749
Horizon Tactical Fixed Income Fund	2,765,010	—	(4,001,331)	3,752,456	2,516,135
Horizon Multi-Factor Small/Mid Cap Fund	4,507,117	220,582	—	18,699,289	23,426,988

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

At November 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—
Horizon Active Income Fund	42,332,318	40,960,003	83,292,321
Horizon Equity Premium Income Fund	3,445,219	1,521,571	4,966,790
Horizon Defined Risk Fund	31,035,749	24,079,368	55,115,117
Horizon Multi-Factor U.S. Equity Fund	—	—	—
Horizon Defensive Core Fund	1,603,708	—	1,603,708
Horizon Tactical Fixed Income Fund	4,001,331	—	4,001,331
Horizon Multi-Factor Small/Mid Cap Fund	—	—	—

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Equity Premium Income Fund, Horizon Defensive Core Fund, and Horizon Tactical Fixed Income Fund utilized capital loss carry forwards of $30,231,232, $56,558,742, $2,565,862, $5,044,885 and $289,045, respectively, during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization and nondeductible excise tax paid. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2024, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Active Asset Allocation Fund	$(24,195,843)	$24,195,843
Horizon Active Risk Assist® Fund	(3,319,339)	3,319,339
Horizon Active Income Fund	4,861	(4,861)
Horizon Equity Premium Income Fund	—	—
Horizon Defined Risk Fund	582	(582)
Horizon Multi-Factor U.S. Equity Fund	(6,251,980)	6,251,980
Horizon Defensive Core Fund	—	—
Horizon Tactical Fixed Income	1,745	(1,745)
Horizon Multi-Factor Small/Mid Cap Fund	(358,249)	358,249

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2024

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2024, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. On January 27, 2025, the Board approved changes to the Horizon Defensive Core Fund’s investment objective and strategy, effective on or about March 29, 2025. In addition, management noted distributions paid by the Funds subsequent to November 30, 2024 in Note 7.

Horizon Funds

Report of Independent Registered Public Accounting Firm

November 30, 2024

To the Shareholders and Board of Trustees of
Horizon Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Horizon Funds, comprising the funds listed below (the “Funds”), as of November 30, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Horizon Active Asset Allocation Fund Horizon Active Risk Assist® Fund Horizon Active Income Fund Horizon Equity Premium Income Fund Horizon Defined Risk Fund Horizon Multi-Factor U.S. Equity Fund	For the year ended November 30, 2024	For the years ended November 30, 2024 and 2023	For the years ended November 30, 2024, 2023, 2022, 2021, and 2020
Horizon Defensive Core Fund	For the year ended November 30, 2024	For the years ended November 30, 2024 and 2023	For the years ended November 30, 2024, 2023, 2022, and 2021, and for the period from December 26, 2019 (commencement of operations) through November 30, 2020
Horizon Tactical Fixed Income Fund Horizon Multi-Factor Small/Mid Cap Fund	For the year ended November 30, 2024	For the year ended November 30, 2024, and for the period from December 20, 2022 (commencement of operations) through November 30, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Horizon Funds

Report of Independent Registered Public Accounting Firm (Continued)
November 30, 2024

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 28, 2025

Horizon Funds

Additional Information (Unaudited)

November 30, 2024

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Horizon Active Asset Allocation Fund	30.97%
Horizon Active Risk Assist® Fund	100.00%
Horizon Active Income Fund	0.55%
Horizon Equity Premium Income Fund	100.00%
Horizon Defined Risk Fund	100.00%
Horizon Multi-Factor U.S. Equity Fund	47.47%
Horizon Defensive Core Fund	100.00%
Horizon Tactical Fixed Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	64.90%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2024 was as follows:

Fund Name	Dividends Received Deduction
Horizon Active Asset Allocation Fund	2.69%
Horizon Active Risk Assist® Fund	1.85%
Horizon Active Income Fund	4.53%
Horizon Equity Premium Income Fund	100.00%
Horizon Defined Risk Fund	100.00%
Horizon Multi-Factor U.S. Equity Fund	47.02%
Horizon Defensive Core Fund	100.00%
Horizon Tactical Fixed Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	0.75%

Foreign Tax Credit

For the year ended November 30, 2023, the Horizon Active Asset Allocation Fund and Horizon Active Risk Assist® Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Active Asset Allocation Fund	$7,232,699	$796,018
Horizon Active Risk Assist® Fund	9,719,157	831,190
Horizon Active Income Fund	793,026	6,482
Horizon Tactical Fixed Income Fund	466,548	1,123

Horizon Funds

Additional Information (Unaudited) (Continued)

November 30, 2024

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term
Horizon Active Asset Allocation Fund	0.00%
Horizon Active Risk Assist® Fund	0.00%
Horizon Active Income Fund	0.00%
Horizon Equity Premium Income Fund	0.00%
Horizon Defined Risk Fund	0.00%
Horizon Multi-Factor U.S. Equity Fund	78.71%
Horizon Defensive Core Fund	0.00%
Horizon Tactical Fixed Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	68.10%

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

2

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

In considering each Fund’s Advisory Agreement, the Board, considered a variety of factors, including those discussed below, as well as conditions and trends prevailing generally in the economy, the securities markets and the industry. The Board noted that the Board does not treat any single factor as determinative with respect to renewal of an Advisory Agreement with respect to a Fund and that each Trustee has discretion to weight factors differently for each Fund. The Board noted that, any conclusions reached may be based on the Board’s ongoing regular review of each Fund’s performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Adviser relating to the nature, extent and quality, the Board reviewed information provided by the Adviser relating to its operations and personnel, including descriptions of its organizational and management structure, compliance and regulatory history (including its Form ADV), and its overall responsibilities for the Funds. The Board also noted its regular receipt of reports from the Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established under Rule 38a-1 of the 1940 Act. Additionally, the Board observed the expanded scope of services provided by the Adviser over time, reflecting regulatory, market, and other developments, including managing the day-to-day operations of the Funds, overseeing third-party service providers, and maintaining risk management programs such as compliance, liquidity, derivatives, and cybersecurity programs.

In its evaluation of the nature, extent, and quality of the services provided by the Adviser, the Board took into account its knowledge of the Adviser’s management and performance through Board meetings, discussions, and reports during the preceding year. Specific considerations included:

(a)	The skills and competency with which the Adviser has managed each Fund’s affairs, including oversight of third-party relationships, investment performance, compliance programs, brokerage matters (e.g., trade allocation and best execution), and timely responsiveness to performance issues, which the Board deemed sufficiently adequate.

(b)	The background, qualifications, and skills of the Adviser’s personnel, including the portfolio managers for each Fund.

(c)	The Adviser’s compliance policies and procedures, responsiveness to regulatory changes, and adaptation to fund industry developments.

(d)	The Adviser’s ability to supervise other service providers, oversee securities lending activities, and handle the administrative needs of the Funds.

(e)	The financial stability and capacity of the Adviser to continue delivering high-quality services.

(f)	The Adviser’s reputation, experience, and the benefits to shareholders of investing in a family of funds offering a variety of investment options.

Following this discussion, the Board concluded that the nature, quality and extent of services provided by the Adviser with respect to each Fund supported the renewal of the Advisory Agreements.

Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results and that such reviews could be considered as a part of the consideration of each Fund’s Advisory Agreement. As described in Appendix A, the Board reviewed Fund performance against each Fund’s respective benchmark, Adviser Peer Group, and Peer Group median and took into account the Adviser’s analysis of each Fund’s performance and its plans and recommendations generally with respect to the Funds. The Board noted that while it found the Peer Group data generally useful, it recognized its limitations. In cases where a Fund underperformed in respective benchmark and/or peer group medians, the Board considered the Adviser’s explanation of such underperformance.

Fees and expenses. The Board reviewed each Fund’s management fees and total expenses as compared to its Peer Group and Adviser Peer Group in light of the nature, extent and quality of the management and advisory services provided by the Adviser. The Board reviewed management’s discussion and analysis relative to the information set forth in Appendix A. The Board took into account management’s discussion of each Fund’s expenses. The Board also took into account that the Adviser had agreed to implement expense limitation arrangements for each Fund. The Board reviewed information provided by the Adviser concerning investment advisory fees charged by the Adviser to other clients, including separately managed accounts. The Board observed the Adviser’s discussion of the differences between the Adviser’s services to each Fund relative to the services they provide to other comparable clients. Following this discussion, the Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust, the Board received, reviewed and considered, among other things, the following information presented by the Adviser: information regarding the financial condition of the Adviser; information regarding the net profitability to the Adviser of each Fund; profitability information with respect to the Trust as a whole and with respect to each Fund; and information regarding the Adviser’s allocation methodologies used in preparing the profitability data. The Board considered that the Adviser also provides certain oversight of the administrative services to the Funds and noted that the Adviser also derives reputational and other indirect benefits from providing advisory services to the Funds. The Board considered the Adviser’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry. Based upon its review, the Board concluded that the level of profitability, if any, of the Adviser from the Adviser’s relationship with each Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board considered that the Adviser has contractually agreed to implement expense limitation arrangements for each Fund. The Board considered the extent to which economies of scale will be realized as each Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Board considered that the Funds’ management fees did not have breakpoints but that the Adviser had indicated that it will continue to evaluate whether breakpoints are warranted in the future as the Funds’ asset levels increase. The Board also considered the effect of each Fund’s growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

After consideration of the above factors as well as other factors, the Board approved the continuance of the Funds’ Advisory Agreements.

APPENDIX A

Fund	Performance (as of 9.30.2024)	Fees and Expenses	Comments
Horizon Active Risk Assist® I Performance Indices: S&P Global BMI ex-US Net (USD) Bloomberg US Aggregate Bond Index

Performance Indices –The Fund outperformed both performance indices (each as listed in the Fund’s prospectus on Form N-1A, the “Performance Indices”) for the one-, three-, five-, and ten-year periods.

Adviser Peer Group – Out of a peer count of 9, the Fund ranked 1st for the one-year period, 2nd for the three-year period, and 3rd for the five-and ten-year periods.

Peer Group – The Fund outperformed the median of the Peer Group for the one-, three-, five-, and ten-year periods.

Adviser Peer Group – Management fees for this Fund were lower than the Adviser Peer Group median. The Fund’s net expense ratio was also lower than the Adviser Peer Group median.

Peer Group - Management fees for this Fund were equal to the Peer Group median. The Fund’s net expense ratio was lower than the Peer Group median.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to Adviser Peer Group, Peer Group, and Performance Indices for the one-, three-, five-, and ten-year periods.

The Board took into account management’s discussion of the Fund’s expenses.

Horizon Active Asset Allocation I Performance Index: S&P Global BMI ex-US Net (USD)

Performance Index –The Fund outperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the one-, three-, five-, and ten-year periods.

Adviser Peer Group – Out of a peer count of 8, the Fund ranked 5th for the one- and three-year periods, and 4th for the five- and ten-year periods.

Peer Group – The Fund outperformed the peer median for the one-, three-, five-, and ten-year periods.

Adviser Peer Group – Management fees for this Fund were higher than the Adviser Peer Group median but the Fund did not have the highest management fee in the Adviser Peer Group. The Fund’s net expense ratio was higher than the Adviser Peer Group median but not the highest in the Adviser Peer Group.

Peer Group – Management fees for this Fund were equal to the Peer Group median. The Fund’s net expense ratio was lower than the Peer Group median.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to the Peer Group and Performance Index for the one-, three-, five-, and ten-year periods.

The Board took into account management’s discussion of the Fund’s expenses.

Horizon Active Income I Performance Index: Bloomberg US Aggregate Bond Index

Performance Index – The Fund underperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index) for the one-, three-, five-, and ten-year periods.

Adviser Peer Group – Out of a peer count of 10, the Fund ranked 5th for the one-year period, 9th for the three-year period, 7th for the five-year period, and 8th for the ten-year period.

Peer Group – The Fund underperformed the peer median for the one-, three-, five-, and ten-year periods.

Adviser Peer Group – Management fees for this Fund were higher than the Adviser Peer Group median but not the highest management fee in the Adviser Peer Group. The Fund’s net expense ratio was higher than the Adviser Peer Group median but not the highest in the Adviser Peer Group

Peer Group – Management fees for this Fund were higher than the Peer Group median, but not the highest in the Peer Group. The Fund’s net expense ratio was higher than the Peer Group median, but not the highest in the Peer Group.

The Board considered management’s discussion of the Fund’s performance relative to the Adviser Peer Group, Peer Group and Performance Index for the one-, three-, five-, and ten-year periods. The Board took into account management’s discussion of the factors that contributed to the Fund’s relative performance.

The Board took into account management’s discussion of the Fund’s expenses.

Horizon Equity Premium Income Performance Indices: MSCI World High Dividend Yield Index CBOE S&P 500 Buy-Write Index

Performance Indices – The Fund outperformed one of two performance indices (each as listed in the Fund’s prospectus on Form N-1A, the “Performance Indices”) for the one-, three-, and five-year periods. The Fund outperformed its second Performance Index for the one- and three-year periods, but underperformed for the 5-year period.

Adviser Peer Group – Out of a peer count of 12, the Fund ranked 1st for the one-year period, 3rd for the three-year period, and 10th for five-year period.

Peer Group – The Fund outperformed the peer median for the one- and three-year periods, and underperformed for the five-year period.

Adviser Peer Group – Management fees for this Fund were equal to the Adviser Peer Group median. The Fund’s net expense ratio was higher than the Adviser Peer Group median but was not the highest in the Adviser Peer Group

Peer Group – Management fees for this Fund were equal to the Peer Group median. The Fund’s net expense ratio was higher than the Peer Group median, but was not the highest in the Peer Group.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to the Adviser Peer Group, Peer Group and both Performance Indices for the one- and three-year periods. The Board considered that the Fund underwent a strategy change in October 2023.

The Board took into account management’s discussion of the Fund’s expenses.

Horizon Defensive Core Performance Index: MSCI USA ESG Leaders Index

Performance Index – The Fund underperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the one- and three-year periods.

Adviser Peer Group – Out of a peer count of 7, the Fund ranked 4th for the one- and three- year periods.

Peer Group – The Fund underperformed the peer median for the one- and three-year periods.

Adviser Peer Group – Management fees for this Fund were higher than the Adviser Peer Group median but was not the highest in the Adviser Peer Group. The Fund’s net expense ratio was higher than the Adviser Peer Group median, but was not the highest in the Adviser Peer Group.

Peer Group – Management fees for this Fund were higher than the Peer Group median, but was not the highest in the Peer Group. The Fund’s net expense ratio was higher than the Peer Group median, but was not the highest in the Peer Group.

The Board took into account management’s discussion of the Fund’s performance, including performance relative to the Performance Index, Adviser Peer Group and Peer Group for the one- and three-year periods. The Board took into account management’s discussion of the factors that contributed to the Fund’s relative performance.

The Board took into account management’s discussion of the Fund’s expenses.

Horizon Multi-Factor U.S. Equity Performance Index: MSCI USA Minimum Volatility Index

Performance Index – The Fund outperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the three- and five-year periods, but underperformed the Performance Index over the one-year period.

Adviser Peer Group – Out of a peer count of 10, the Fund ranked 7th for the one-year period, 3rd for the three-year period, and 5th for the five-year period.

Peer Group – The Fund underperformed the peer median for the one-and five-year periods. The Fund’s three-year performance was generally in-line with the Peer Group median, underperforming by fewer than 10 basis points.

Adviser Peer Group –Management fees for this Fund were higher than the Adviser Peer Group median, but was not the highest in the Adviser Peer Group. The Fund’s net expense ratio was higher than the Adviser Peer Group median, but was not the highest in the Adviser Peer Group.

Peer Group – Management fees for this Fund were higher than the Peer Group median, but was not the highest in the Peer Group. The Fund’s net expense ratio was higher than the Peer Group median, but was not the highest in the Peer Group.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to Adviser Peer Group over the three-and five-year periods, the Peer Group for the three-year period, and the Performance Index for the three- and five- year periods.

The Board took into account management’s discussion of the Fund’s expenses.

Horizon Defined Risk Performance Index: Bloomberg US Treasury 1-3 Years

Performance Index – The Fund outperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the one-, three-, and five-year periods.

Adviser Peer Group – Out of a peer count of 8, the Fund ranked 4th for the one-year period, 3rd for the three-year period, and 4th for the five-year period.

Peer Group – The Fund outperformed the peer median for the three- and five-year periods and underperformed the peer median for the one-year period.

Adviser Peer Group – Management fees for this Fund were higher than the Adviser Peer Group median, but was not the highest in the Adviser Peer Group. The Fund’s net expense ratio was higher than the Adviser Peer Group median, but was not the highest in the Adviser Peer Group.

Peer Group – Management fees for this Fund were higher than the Peer Group median, but was not the highest in the Peer Group. The Fund’s net expense ratio was higher than the Peer Group median, but was not the highest in the Peer Group.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to Adviser Peer Group and Peer Group over the three- and five-year periods and relative to the Performance Index for the one-, three-, and five-year periods.

The board took into account management’s discussion of the Fund’s expenses.

Horizon Tactical Fixed Income Performance Index: Bloomberg US Aggregate Bond Index

Performance Index – The Fund underperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the one-year period.

Adviser Peer Group – Out of a peer count of 15, the Fund ranked 13th for the one-year period.

Peer Group – The Fund underperformed the peer median for the one-year period.

Adviser Peer Group – Management fees for this Fund were lower than the Adviser Peer Group median. The Fund’s net expense ratio was 3 basis points higher than the Adviser Peer Group median, but was not the highest in the Adviser Peer Group.

Peer Group – Management fees for this Fund were higher than the Peer Group median, but the Fund did not have the highest management fee in the Peer Group. The Fund’s net expense ratio was higher than the Peer Group median, but was not the highest in the Peer Group.

The Board took into account management’s discussion of the Fund’s performance, including the performance relative to the Adviser Peer Group, Peer Group and Performance Index for the one-year period. The Board took into account management’s discussion of the factors that contributed to the Fund’s relative performance.

The Board took into account management’s discussion of the Fund’s expenses.

Horizon Multifactor SMID Performance Index: S&P 1000 TR

Performance Index – The Fund outperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the one-year period.

Adviser Peer Group – Out of a peer count of 15, the Fund ranked 1st for the one-year period.

Peer Group – The Fund outperformed the peer median for the one-year period.

Adviser Peer Group – Management fees for this Fund were equal to the Adviser Peer Group median. The Fund’s net expense ratio was higher than the Adviser Peer Group median, but was not the highest in the Adviser Peer Group.

Peer Group – Management fees for this Fund were higher than the Peer Group median, but was not the highest in the Peer Group. The Fund’s net expense ratio was higher than the Peer Group median, was not the highest in the Peer Group.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to the Adviser Peer Group, Peer Group and Performance Index for the one-year period.

The Board took into account management’s discussion of the Fund’s expenses.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	02/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	02/07/25

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Principal Financial Officer

Date	02/07/25

*	Print the name and title of each signing officer under his or her signature.

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